UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Global Small-Cap Fund Annual Report January 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2016

Parametric Global Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	29

Federal Tax Information	30

Management and Organization	31

Important Notices	34

Parametric Global Small-Cap Fund

January 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the 12-month period ended January 31, 2016, the major influences on world equity markets could be summed up in four words: China, commodities, the U.S. Federal Reserve (the Fed) and the dollar. China replaced Greece as many investors’ biggest country-level concern during the period, as slowing growth in the world’s second-largest economy weighed heavily on other emerging economies dependent on Chinese commodity purchases, as well as on multinational firms doing business in emerging markets. Falling prices for oil and other commodities, driven by both increased supply and slowing global demand, were a boon to consumers, but impacted the stock prices of many energy firms and the economies of oil-exporting nations. The Fed kept investors in suspense until December 2015 about when it would finally raise interest rates, while most other central banks were lowering rates. A strengthening U.S. dollar during the period, especially against the euro, posed a headwind for U.S. companies competing in global markets. In addition, it hurt results for American investors converting overseas returns into U.S. dollars.

The final month of the period was particularly challenging for investors, with oil plummeting to its lowest price in more than a decade, Chinese stocks dropping dramatically and U.S. equities experiencing what was widely reported as their worst-ever start to a new year.

All of these factors combined to produce significant volatility in global equities during the 12-month period. As a consequence, nearly every major market index recorded negative returns for the period. With a small loss of 0.67%, the S&P 500 Index,2 a measure of the broad U.S. equity market, turned out to be one of the better-performing major indices. The MSCI World Index, a proxy for global equities, declined 5.08% for the period, while the MSCI EAFE Index of developed-market international stocks lost 8.43%. Emerging markets were notable laggards during the period, with the MSCI Emerging Markets Index down 20.91% for the 12 months.

Fund Performance

For the 12-month period ended January 31, 2016, Parametric Global Small-Cap Fund (the Fund) had a total return of –2.84% for Institutional Class shares at net asset value (NAV), outperforming the Fund’s benchmark, the S&P Global

SmallCap Index (the Index), which returned –7.30% for the same period.

The Fund focuses on diversification6 at the country, sector and security levels. The portfolio is built in a top-down fashion, using target weights that emphasize country and sector-level diversification, while taking into consideration the implementation difficulties of equal-weighting countries or sectors of different sizes.

For the 12-month period, the largest factor contributing to the Fund’s performance relative to the Index was the Fund’s emphasis on U.S. stocks that were selected with the objective of minimizing portfolio risk and emphasizing broad diversification. This factor alone accounted for well over half of the Fund’s relative outperformance. The Fund’s overweight position versus the Index in South Korea also helped boost Fund performance versus the Index, as South Korea’s export-led economy benefited from its close trading ties to China during the period. Other relative performance contributors included the Fund’s emphasis on risk-minimizing stocks in Japan and Canada.

Factors detracting from the Fund’s performance relative to the Index included the Fund’s overweight position versus the Index in Brazil. For the 12-month period, Brazilian equities were down more than 40% amid the country’s continuing political turmoil and deteriorating conditions within its commodity-focused economy. In addition, the Fund’s emphasis on securities selected with the objective of minimizing risk in China further detracted from relative Fund performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Global Small-Cap Fund

January 31, 2016

Performance2,3

Portfolio Managers Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Institutional Class at NAV	12/20/2012	12/20/2012	–2.84%	—	4.87%
S&P Global SmallCap Index	—	—	–7.30%	4.49%	5.66%

% Total Annual Operating Expense Ratios[4]					Institutional Class
Gross					3.33%
Net					0.85

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and prin-cipal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current perfor-mance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Global Small-Cap Fund

January 31, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Hubbell, Inc.	0.8%
STERIS PLC	0.6
Kirby Corp.	0.5
Six Flags Entertainment Corp.	0.5
Murphy USA, Inc.	0.5
Heartland Payment Systems, Inc.	0.5
PulteGroup, Inc.	0.4
PerkinElmer, Inc.	0.4
DUET Group	0.4
Helen of Troy, Ltd.	0.4
Total	5.0%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Global Small-Cap Fund

January 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time Fund profile subject to change due to active management. based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P Global SmallCap Index is an unmanaged index of global small-cap stocks. Effective May 29, 2015, the Fund changed its primary benchmark to the S&P Global SmallCap Index because the Russell Global 2000® Index terminated. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/16. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.
[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

5

Parametric Global Small-Cap Fund

January 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$910.10	$4.09	**	0.85%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.90	$4.33	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments

Common Stocks — 99.1%

Security	Shares	Value

Australia — 3.6%
Aconex, Ltd.(1)	2,347	$8,311
Adelaide Brighton, Ltd.	970	3,277
Alumina, Ltd.	3,204	2,398
Ansell, Ltd.	486	6,985
AWE, Ltd.(1)	3,708	1,385
Beach Energy, Ltd.	4,500	1,224
Challenger, Ltd.	919	5,230
CSG, Ltd.	4,974	6,142
Drillsearch Energy, Ltd.(1)	6,991	2,470
DUET Group	14,436	23,757
DuluxGroup, Ltd.	752	3,485
GrainCorp, Ltd., Class A	840	5,123
Greencross, Ltd.	371	1,904
Healthscope, Ltd.	5,431	8,585
Investa Office Fund	2,551	7,135
IOOF Holdings, Ltd.	535	3,140
IRESS, Ltd.	881	6,067
JB Hi-Fi, Ltd.	315	5,281
M2 Group, Ltd.	1,436	12,960
Macquarie Atlas Roads Group	1,021	3,126
New Hope Corp., Ltd.	3,189	3,760
NEXTDC, Ltd.(1)	2,526	4,506
Orora, Ltd.	1,851	2,890
Primary Health Care, Ltd.	1,699	2,994
Recall Holdings, Ltd.	740	3,477
Reece, Ltd.	125	2,861
Regis Resources, Ltd.	5,382	9,025
Select Harvests, Ltd.	642	2,447
Sims Metal Management, Ltd.	311	1,517
Spotless Group Holdings, Ltd.	3,690	2,757
Star Entertainment Group, Ltd. (The)	2,682	10,352
Tabcorp Holdings, Ltd.	1,469	4,829
Tassal Group, Ltd.	1,158	3,969
TPG Telecom, Ltd.	819	5,901
Transpacific Industries Group, Ltd.	4,376	2,299
Treasury Wine Estates, Ltd.	1,877	12,217
Veda Group, Ltd.	2,979	5,961
Whitehaven Coal, Ltd.(1)	2,505	745
WorleyParsons, Ltd.	1,970	4,833

		$205,325

Austria — 0.4%
AMAG Austria Metall AG(2)	72	$2,300
Conwert Immobilien Invest SE(1)	261	3,691

Security	Shares	Value

Austria (continued)
DO & Co. AG	59	$5,891
Kapsch TrafficCom AG	97	3,421
RHI AG	317	5,957
Schoeller-Bleckmann Oilfield Equipment AG	67	3,497

		$24,757

Belgium — 0.9%
Agfa-Gevaert NV(1)	823	$3,512
Barco NV	38	2,386
Befimmo SCA Sicafi	28	1,606
Cie d’Entreprises CFE	56	5,738
Cofinimmo	20	2,178
D’Ieteren SA NV	85	2,782
Elia System Operator SA NV	124	5,980
Euronav SA	475	5,539
EVS Broadcast Equipment SA	60	1,920
Fagron	45	336
Gimv NV	47	2,265
Mobistar SA(1)	268	5,569
Ontex Group NV	176	6,523
Tessenderlo Chemie NV(1)	113	2,993
ThromboGenics NV(1)	220	717

		$50,044

Brazil — 1.8%
Arteris SA	1,470	$3,506
BR Properties SA	1,400	2,853
Bradespar SA, PFC Shares	2,450	2,034
Braskem SA, PFC Shares	800	4,800
CETIP SA - Mercados Organizados	550	5,258
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,300	4,287
Cosan, Ltd.	1,200	3,840
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	4,290
Duratex SA	1,550	2,054
EcoRodovias Infraestrutura e Logistica SA	2,500	2,494
Equatorial Energia SA	900	8,139
Estacio Participacoes SA	500	1,464
Linx SA	125	1,567
Mahle-Metal Leve	500	3,034
Marcopolo SA, PFC Shares	11,900	6,039
Marfrig Global Foods SA(1)	3,800	5,795
Metalurgica Gerdau SA, PFC Shares	2,300	592
Minerva SA(1)	600	1,842
Odontoprev SA	2,577	6,507
QGEP Participacoes SA	3,100	3,232

7	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Qualicorp SA	2,305	$7,774
SLC Agricola SA	1,100	4,499
Sonae Sierra Brasil SA	1,100	4,153
Totvs SA	1,275	10,328
Valid Solucoes SA	200	1,994

		$102,375

Canada — 3.7%
Aimia, Inc.	497	$3,321
Alamos Gold, Inc.	341	1,112
Algonquin Power & Utilities Corp.	1,000	8,209
Allied Properties REIT	181	4,302
AuRico Metals, Inc.(1)	149	62
Birchcliff Energy, Ltd.(1)	378	1,357
Bonterra Energy Corp.	78	903
Canadian Apartment Properties REIT	200	4,270
Canadian REIT	100	2,930
Capital Power Corp.	566	7,612
Celestica, Inc.(1)	500	4,533
Chartwell Retirement Residences	900	8,191
China Gold International Resources Corp., Ltd.(1)	1,591	2,226
Cineplex, Inc.	59	2,059
Cogeco Communications, Inc.	100	4,515
Colliers International Group, Inc.	100	4,346
Computer Modelling Group, Ltd.	720	4,780
Corus Entertainment, Inc.	375	2,605
Cott Corp.	500	5,129
Descartes Systems Group, Inc. (The)(1)	247	4,397
Detour Gold Corp.(1)	500	6,082
E-L Financial Corp, Ltd.	4	1,929
Enbridge Income Fund Holdings, Inc.	111	2,319
Enerflex, Ltd.	317	2,908
Enghouse Systems, Ltd.	200	8,582
First Majestic Silver Corp.(1)	665	1,994
Freehold Royalties, Ltd.	374	2,859
Gibson Energy, Inc.	306	3,392
Gran Tierra Energy, Inc.(1)	526	1,201
High Liner Foods, Inc.	509	5,584
Hudson’s Bay Co.	300	3,705
Jean Coutu Group PJC, Inc. (The)	300	4,217
Laurentian Bank of Canada	100	3,405
MacDonald Dettwiler & Associates, Ltd.	57	3,542
Manitoba Telecom Services, Inc.	89	1,917
Medical Facilities Corp.	499	4,969
Mullen Group, Ltd.	179	1,919

Security	Shares	Value

Canada (continued)
North West Co., Inc. (The)	352	$7,671
Northland Power, Inc.	529	7,341
Novadaq Technologies, Inc.(1)	300	3,303
Parkland Fuel Corp.	150	2,377
Pason Systems, Inc.	201	2,573
Progressive Waste Solutions, Ltd.	200	5,624
Quebecor, Inc., Class B	123	3,117
Ritchie Bros Auctioneers, Inc.	132	3,013
RONA, Inc.	382	3,354
Sienna Senior Living, Inc.	400	4,568
Smart Real Estate Investment Trust	200	4,420
Stantec, Inc.	125	3,046
Tahoe Resources, Inc.	900	6,990
Toromont Industries, Ltd.	304	6,176
Veresen, Inc.	400	2,279
Westshore Terminals Investment Corp.	361	3,378
Yamana Gold, Inc.	3,600	6,193

		$212,806

Chile — 0.4%
A.F.P. Habitat SA	3,057	$3,612
Almendral SA	17,297	1,144
Banmedica SA	2,310	3,206
Besalco SA	3,333	1,028
Cap SA	1,418	2,922
Inversiones Aguas Metropolitanas SA	2,520	3,426
Ripley Corp. SA	8,187	3,234
Sigdo Koppers SA	3,329	3,827
Vina Concha y Toro SA	2,004	3,188

		$25,587

China — 2.9%
3SBio, Inc.(1)(2)	6,000	$7,251
Beijing Jingneng Clean Energy Co., Ltd., Class H	8,000	2,361
Carnival Group International Holdings, Ltd.(1)	30,000	4,446
Chia Tai Enterprises International, Ltd.(1)	300	75
China Datang Corp. Renewable Power Co., Ltd., Class H(1)	18,000	2,052
China Foods, Ltd.(1)	8,000	2,574
China Jinmao Holdings Group, Ltd.	10,000	2,630
China Oil & Gas Group, Ltd.(1)	22,000	1,268
China Shineway Pharmaceutical Group, Ltd.	2,000	2,296
China Suntien Green Energy Corp., Ltd., Class H	35,000	3,945
China Tian Lun Gas Holdings, Ltd.(1)	3,000	2,312
China Travel International Investment Hong Kong, Ltd.	20,000	6,809
China Water Affairs Group, Ltd.	16,000	6,820

8	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Zhongwang Holdings, Ltd.	7,600	$3,452
CITIC Telecom International Holdings, Ltd.	12,000	4,159
E-House China Holdings, Ltd. ADR	300	1,764
Fufeng Group, Ltd.	12,000	3,857
Future Land Holdings Co., Ltd.(1)	2,894	5,362
GOME Electrical Appliances Holding, Ltd.	33,000	4,626
Guangzhou Automobile Group Co., Ltd., Class H	2,000	1,689
Hanergy Thin Film Power Group, Ltd.(1)(3)	26,000	0
Huabao International Holdings, Ltd.	5,000	1,871
Imperial Pacific International Holdings, Ltd.(1)	260,000	5,248
Inner Mongolia Yitai Coal Co., Ltd., Class B	6,200	4,707
Intime Retail Group Co., Ltd.	5,000	3,825
Lee & Man Paper Manufacturing, Ltd.	10,000	5,667
Leju Holdings, Ltd. ADR	15	60
Renhe Commercial Holdings Co., Ltd.(1)	126,000	5,230
Shenguan Holdings Group, Ltd.	44,000	4,844
Shenzhen International Holdings, Ltd.	7,500	11,784
Shougang Fushan Resources Group, Ltd.	14,000	1,524
Shui On Land, Ltd.	14,500	3,536
SIIC Environment Holdings, Ltd.(1)	9,400	4,335
Sinopec Kantons Holdings, Ltd.	10,000	5,205
Sohu.com, Inc.(1)	100	5,039
Sunny Optical Technology (Group) Co., Ltd.	2,000	4,287
TAL Education Group ADR(1)	100	4,797
Tech Pro Technology Development, Ltd.(1)	24,000	6,309
Vinda International Holdings, Ltd.	3,000	4,872
Xinyi Solar Holdings, Ltd.	16,000	5,142
Youku Tudou, Inc. ADR(1)	114	3,104
Yuexiu Property Co., Ltd.	14,000	2,036
YY, Inc. ADR(1)	28	1,627
Zhaojin Mining Industry Co., Ltd., Class H	9,500	5,415

		$170,212

Denmark — 0.9%
ALK-Abello A/S	19	$2,629
GN Store Nord A/S	153	2,864
Jyske Bank A/S(1)	64	2,810
Matas A/S	200	3,780
NKT Holding A/S	39	2,168
Rockwool International A/S	29	4,393
Royal Unibrew A/S	180	7,547
SimCorp A/S	218	10,696
Spar Nord Bank A/S	285	2,345
Topdanmark A/S(1)	96	2,440
Torm A/S(1)	235	2,675

Security	Shares	Value

Denmark (continued)
United International Enterprises, Ltd.	19	$2,736
Zealand Pharma A/S(1)	205	3,793

		$50,876

Finland — 0.9%
Metsa Board Oyj	1,877	$12,552
Oriola-KD Oyj, Series B(1)	1,275	5,795
Raisio Oyj	1,138	5,082
Ramirent Oyj	365	2,440
Sponda Oyj	2,649	10,835
Tieto Oyj	439	11,819
Uponor Oyj	193	2,969
Valmet Oyj	305	3,032

		$54,524

France — 3.6%
Alten SA	168	$9,456
Arkema SA	160	9,994
bioMerieux	62	7,797
Edenred	176	3,311
Eutelsat Communications SA	98	3,167
Faurecia	143	5,194
Fonciere des Regions	52	4,418
Gecina SA	35	4,499
Groupe Eurotunnel SE	407	4,677
ICADE	48	3,411
Imerys SA	91	5,632
Ingenico Group SA	191	22,547
Ipsen SA	130	7,493
IPSOS	159	3,261
JCDecaux SA	132	5,198
Lagardere SCA	116	3,296
Nexity SA	174	7,875
Orpea	44	3,483
Remy Cointreau SA	165	11,851
Rubis SCA	174	13,018
Sartorius Stedim Biotech	28	10,211
Societe BIC SA	47	7,655
Technip SA	378	17,613
UBISOFT Entertainment(1)	575	15,794
Vicat SA	71	3,836
Vilmorin & Cie SA	51	3,605
Virbac SA	49	9,002
Zodiac Aerospace	164	3,420

		$210,714

9	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Germany — 3.5%
AIXTRON SE(1)	195	$706
Aurubis AG	78	3,180
Axel Springer SE	52	2,708
BayWa AG	46	1,347
Bechtle AG	33	2,913
Biotest AG, PFC Shares	81	1,073
Brenntag AG	78	3,827
Carl Zeiss Meditec AG	175	5,173
CompuGroup Medical AG	131	5,269
Deutsche EuroShop AG	219	9,367
Deutsche Lufthansa AG(1)	142	2,082
Draegerwerk AG & Co. KGaA, PFC Shares	33	2,203
Fielmann AG	46	3,471
Fraport AG	37	2,244
Freenet AG	724	22,515
Fuchs Petrolub SE	87	3,079
Fuchs Petrolub SE, PFC Shares	125	5,127
Gerry Weber International AG	112	1,497
Grand City Properties SA	264	5,470
GRENKELEASING AG	30	5,773
Hawesko Holding AG	53	2,322
Hella KGaA Hueck & Co.	127	5,306
Hugo Boss AG	71	5,655
Krones AG	32	3,450
KUKA AG	48	3,690
LANXESS AG	78	3,220
LEG Immobilien AG(1)	74	6,007
MorphoSys AG(1)	79	3,758
MTU Aero Engines AG	32	2,938
Pfeiffer Vacuum Technology AG	51	4,699
QSC AG	3,096	5,007
Rhoen-Klinikum AG	256	7,434
Sartorius AG, PFC Shares	23	5,916
Software AG	105	3,552
Suedzucker AG	333	5,037
Symrise AG	169	10,960
TAG Immobilien AG	228	2,684
United Internet AG	189	9,781
Vossloh AG(1)	59	3,383
Wincor Nixdorf AG(1)	53	2,687
Wirecard AG	238	12,036
Zalando SE(1)(2)	184	6,337

		$204,883

Security	Shares	Value

Greece — 0.4%
Aegean Marine Petroleum Network, Inc.	700	$4,984
Ellaktor SA(1)	1,575	2,032
GEK Terna Holding Real Estate Construction SA(1)	686	1,021
Hellenic Exchanges - Athens Stock Exchange SA	1,001	4,906
Intralot SA(1)	1,505	1,949
LAMDA Development SA(1)	461	1,897
Metka SA	283	2,143
StealthGas, Inc.(1)	500	1,350
Terna Energy SA	1,369	3,207

		$23,489

Hong Kong — 2.0%
APT Satellite Holdings, Ltd.	3,750	$2,745
Canvest Environmental Protection Group Co., Ltd.(1)	12,000	4,778
Champion REIT	6,000	2,831
China Huarong Energy Co., Ltd.(1)	154,000	4,266
China Railway Signal & Communication Corp, Ltd.(1)(2)	6,000	3,034
China Traditional Chinese Medicine Co., Ltd.(1)	10,000	5,532
China Water Industry Group, Ltd.(1)	16,000	2,978
Chow Sang Sang Holdings International, Ltd.	2,000	2,999
CK Life Sciences Int’l., (Holdings) Inc.	48,000	3,801
Fortune REIT	3,000	3,052
Fullshare Holdings, Ltd.(1)	20,000	4,689
G-Resources Group, Ltd.	114,000	2,686
Giordano International, Ltd.	6,000	2,399
Great Eagle Holdings, Ltd.	1,000	2,828
HC International, Inc.(1)	10,000	4,648
HKBN, Ltd.	7,000	8,969
Honbridge Holdings, Ltd.(1)	14,000	1,221
Hopewell Highway Infrastructure, Ltd.	8,050	3,707
Hopewell Holdings, Ltd.	1,000	3,035
Johnson Electric Holdings, Ltd.	1,500	4,447
KuangChi Science, Ltd.(1)	30,000	10,936
Pacific Andes International Holdings, Ltd.(1)(3)	100,000	1,501
PAX Global Technology, Ltd.	4,000	4,060
SA SA International Holdings, Ltd.	4,000	1,087
Sino Oil and Gas Holdings, Ltd.(1)	95,000	2,342
Tong Ren Tang Technologies Co., Ltd.	3,000	4,622
Truly International Holdings, Ltd.	8,000	1,818
Up Energy Development Group, Ltd.(1)	28,000	1,360
Vitasoy International Holdings, Ltd.	6,000	11,345
Yanchang Petroleum International, Ltd.(1)	50,000	1,165
Yuexiu REIT	6,000	3,046

		$117,927

10	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

India — 0.1%
Videocon d2h, Ltd. ADR(1)	300	$1,986
WNS Holdings, Ltd. ADR(1)	130	3,730

		$5,716

Indonesia — 0.4%
Bank Tabungan Negara Tbk PT	38,900	$3,891
Garuda Indonesia Persero Tbk PT(1)	103,402	2,978
Hanson International Tbk PT(1)	65,000	3,172
Holcim Indonesia Tbk PT	17,500	1,153
MNC Investama Tbk PT	197,100	1,869
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	3,297
Sigmagold Inti Perkasa Tbk PT(1)	85,000	2,642
Siloam International Hospitals Tbk PT	5,800	3,814
Sugih Energy Tbk PT(1)	91,000	2,465

		$25,281

Ireland — 0.4%
C&C Group PLC	1,034	$4,023
Dalata Hotel Group PLC(1)	640	3,407
FBD Holdings PLC	164	1,147
FleetMatics Group PLC(1)	127	5,513
Green REIT PLC	1,906	3,095
Irish Continental Group PLC	649	3,691
Kenmare Resources PLC(1)	15,591	145
UDG Healthcare PLC	631	4,717

		$25,738

Israel — 0.5%
Alony Hetz Properties & Investments, Ltd.	403	$2,864
Delek Automotive Systems, Ltd.	427	3,784
Evogene, Ltd.(1)	233	1,542
EZchip Semiconductor, Ltd.(1)	130	3,307
Oil Refineries, Ltd.(1)	12,316	5,097
Partner Communications Co., Ltd.(1)	927	4,201
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	70	3,046
Sarine Technologies, Ltd.	2,800	3,052

		$26,893

Italy — 1.8%
ACEA SpA	349	$5,187
Amplifon SpA	446	3,739
Ansaldo STS SpA	280	2,993
Autogrill SpA(1)	314	2,669
Banca Generali SpA	173	4,719

Security	Shares	Value

Italy (continued)
Banca Popolare di Sondrio SCARL	653	$2,505
Brunello Cucinelli SpA	131	2,192
Danieli & C. Officine Meccaniche SpA	139	2,697
De’Longhi SpA	113	2,703
DiaSorin SpA	159	8,369
Ei Towers SpA	234	13,615
ERG SpA	683	8,570
Hera SpA	3,417	9,591
Infrastrutture Wireless Italiane SpA(1)(2)	1,863	9,409
International Game Technology PLC	112	1,621
Italmobiliare SpA, PFC Shares	230	6,500
MARR SpA	177	3,393
Societa Iniziative Autostradali e Servizi SpA	723	6,859
Unipol Gruppo Finanziario SpA	940	3,851
Zignago Vetro SpA	773	4,577

		$105,759

Japan — 7.9%
Adastria Co., Ltd.	90	$5,411
ADEKA Corp.	300	4,087
Ai Holdings Corp.	300	7,328
Aica Kogyo Co., Ltd.	300	5,721
Anritsu Corp.	1,000	6,197
Autobacs Seven Co., Ltd.	400	6,994
Awa Bank, Ltd. (The)	1,000	5,513
Azbil Corp.	200	4,640
Capcom Co., Ltd.	300	6,648
Cosmo Energy Holdings Co., Ltd.(1)	300	3,308
Daiichikosho Co., Ltd.	300	12,093
Daishi Bank, Ltd. (The)	1,000	3,803
Daiwa House Residential Investment Corp.	2	4,101
Daiwa Office Investment Corp.	1	5,722
Denka Co., Ltd.	1,000	4,432
Disco Corp.	100	9,512
Enplas Corp.	200	7,013
Fancl Corp.	700	9,224
FP Corp.	200	7,295
Furukawa Electric Co., Ltd.	3,000	6,173
Hogy Medical Co., Ltd.	100	4,941
Hokuetsu Kishu Paper Co., Ltd.	1,000	6,068
House Foods Group, Inc.	300	5,958
IT Holdings Corp.	200	4,413
Itochu Enex Co., Ltd.	500	3,830
Itoham Foods, Inc.	1,000	5,747
Japan Excellent, Inc.	3	3,342

11	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Japan Hotel REIT Investment Corp.	8	$6,075
Japan Logistics Fund, Inc.	2	3,982
Keiyo Bank, Ltd. (The)	1,000	4,335
Kenedix Office Investment Corp.	1	5,067
Komeri Co., Ltd.	200	3,972
Kureha Corp.	1,000	3,533
KYORIN Holdings, Inc.	300	5,554
Kyowa Exeo Corp.	500	5,146
Kyushu Financial Group, Inc.(1)	1,800	11,228
Lion Corp.	1,000	9,295
Megmilk Snow Brand Co., Ltd.	300	7,833
Miura Co., Ltd.	400	5,343
Mori Hills REIT Investment Corp.	3	3,800
Morinaga Milk Industry Co., Ltd.	2,000	9,126
Nagase & Co., Ltd.	400	4,791
Nakanishi, Inc.	100	3,907
Nichi-Iko Pharmaceutical Co., Ltd.	200	4,613
Nichirei Corp.	1,000	7,447
Nihon Kohden Corp.	400	8,995
Nippon Accommodations Fund, Inc.	1	3,579
Nippon Light Metal Holdings Co., Ltd.	2,400	4,156
Nipro Corp.	500	4,972
Nishi-Nippon Railroad Co., Ltd.	1,000	6,253
NOF Corp.	1,000	7,107
Nomura Real Estate Master Fund, Inc.(1)	3	3,690
Noritz Corp.	400	6,192
NS Solutions Corp.	400	9,069
Okinawa Electric Power Co., Inc. (The)	400	9,761
Pilot Corp.	200	7,573
Plenus Co., Ltd.	200	3,087
Rohto Pharmaceutical Co., Ltd.	500	9,334
Ryosan Co., Ltd.	200	5,417
Sawai Pharmaceutical Co., Ltd.	200	13,870
Seino Holdings Co., Ltd.	700	7,625
Shimachu Co., Ltd.	200	4,540
Shinko Plantech Co., Ltd.	500	3,929
Ship Healthcare Holdings, Inc.	200	4,778
Sumitomo Forestry Co., Ltd.	400	5,079
Sumitomo Osaka Cement Co., Ltd.	2,000	8,152
T-Gaia Corp.	400	4,341
Tokyo Ohka Kogyo Co., Ltd.	200	6,250
Tokyo Seimitsu Co., Ltd.	300	6,436
Towa Pharmaceutical Co., Ltd.	100	5,570
Toyobo Co., Ltd.	3,000	3,944
UACJ Corp.	1,000	2,180
UNY Group Holdings Co., Ltd.	1,200	7,688

Security	Shares	Value

Japan (continued)
Wacoal Holdings Corp.	1,000	$11,692
Xebio Holdings Co., Ltd.	200	3,527
ZERIA Pharmaceutical Co., Ltd.	200	2,346

		$455,693

Malaysia — 1.0%
Airasia Bhd	12,200	$4,193
Berjaya Auto Bhd	8,400	4,399
Berjaya Sports Toto Bhd	4,261	3,212
Gas Malaysia Bhd	3,800	2,145
Karex Bhd	5,700	5,625
KNM Group Bhd(1)	66,400	7,931
Mah Sing Group Bhd	9,500	2,933
My EG Services Bhd	8,000	4,421
Puncak Niaga Holdings Bhd	4,400	1,191
Scientex Bhd	2,300	5,822
Silverlake Axis, Ltd.	7,200	2,816
Supermax Corp. Bhd	11,800	8,464
TIME dotCom Bhd	2,800	5,151

		$58,303

Mexico — 0.9%
Alpek SAB de CV	4,400	$5,676
Axtel SA de CV, Series CPO(1)	7,600	3,365
Concentradora Fibra Danhos SA de CV	2,400	4,450
El Puerto de Liverpool SAB de CV	400	4,776
Genomma Lab Internacional SAB de CV(1)	6,100	4,113
Grupo Aeromexico SAB de CV(1)	2,800	6,128
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	4,647
Grupo Herdez SAB de CV	1,600	3,835
Grupo Simec SA de CV, Series B(1)	1,300	2,749
Megacable Holdings SAB de CV	900	3,290
Organizacion Cultiba SAB de CV	2,700	3,705
PLA Administradora Industrial S de RL de CV	2,500	3,992

		$50,726

Netherlands — 1.7%
Arcadis NV	387	$5,190
AVG Technologies NV(1)	300	5,661
Beter Bed Holding NV	320	7,464
Boskalis Westminster	120	4,727
Cimpress NV(1)	100	7,852
Eurocommercial Properties NV	156	6,819
Fugro NV(1)	223	3,286
InterXion Holding NV(1)	272	8,544

12	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Netherlands (continued)
Lucas Bols BV(1)(2)	304	$6,369
SBM Offshore NV(1)	800	10,561
Sligro Food Group NV	249	9,127
TKH Group NV	171	6,355
TNT Express NV	976	8,326
Vastned Retail NV	139	6,086
Wereldhave NV	80	4,370

		$100,737

New Zealand — 0.4%
A2 Milk Co., Ltd.(1)	3,484	$4,253
Diligent Corp.(1)	998	3,882
New Zealand Oil & Gas, Ltd.(1)	4,006	1,082
Nuplex Industries, Ltd.	1,410	3,801
Property for Industry, Ltd.	3,009	3,173
Skellerup Holdings, Ltd.	3,673	3,439
Summerset Group Holdings, Ltd.	2,032	5,242

		$24,872

Norway — 1.0%
ABG Sundal Collier Holding ASA	3,080	$2,133
Atea ASA	272	2,214
Austevoll Seafood ASA	600	3,850
Avance Gas Holding, Ltd.(2)	216	2,749
Borregaard ASA	1,022	5,187
Ekornes ASA	639	6,912
Hoegh LNG Holdings, Ltd.	194	2,023
Nordic American Tankers, Ltd.	661	8,401
Nordic Semiconductor ASA(1)	453	2,117
Norway Royal Salmon ASA	322	2,960
Opera Software ASA	232	1,188
Prosafe SE	1,040	1,694
Protector Forsikring ASA	837	6,922
Scatec Solar ASA(2)	549	2,340
Stolt-Nielsen, Ltd.	272	3,124
Tomra Systems ASA	291	2,825

		$56,639

Poland — 0.4%
Asseco Poland SA	321	$4,428
Ciech SA(1)	256	4,908
Emperia Holding SA	136	2,231
Fabryki Mebli Forte SA	283	3,331
KRUK SA	76	3,049
Lubelski Wegiel Bogdanka SA	27	204
Netia SA	2,062	2,822

Security	Shares	Value

Poland (continued)
PKP Cargo SA	136	$1,632

		$22,605

Portugal — 0.4%
Banco BPI SA(1)	5,475	$5,991
CTT-Correios de Portugal SA	435	3,779
Pharol SGPS SA(1)	11,006	2,859
REN - Redes Energeticas Nacionais SGPS SA	2,462	7,401
Sonaecom SGPS SA	1,352	2,889

		$22,919

Russia — 0.9%
AK Transneft OAO, PFC Shares	4	$10,252
CTC Media, Inc.	1,000	1,940
E.ON Russia JSC	62,421	2,523
Globaltrans Investment PLC GDR(1)(4)	884	3,457
Inter RAO UES PJSC	234,000	4,240
Lenta, Ltd. GDR(1)(4)	519	3,069
Luxoft Holding, Inc.(1)	100	7,508
O’Key Group SA GDR(4)	357	604
PIK Group PJSC(1)	1,530	4,262
Polymetal International PLC	450	3,711
QIWI PLC ADR	146	1,885
Rostelecom PJSC	2,950	3,370
TCS Group Holding PLC GDR(1)(4)	1,515	4,124

		$50,945

Singapore — 0.8%
ARA Asset Management, Ltd.	2,000	$1,459
Biosensors International Group, Ltd.(1)	8,300	4,500
Boustead Singapore, Ltd.	1,600	892
BW LPG, Ltd.(2)	435	3,340
CDL Hospitality Trusts	4,000	3,679
China Everbright Water, Ltd.(1)	5,900	1,962
CSE Global, Ltd.	15,400	4,763
CWT, Ltd.	3,900	5,041
Ezra Holdings, Ltd.(1)	44,020	1,785
Haw Par Corp, Ltd.	700	3,797
Keppel Infrastructure Trust	11,000	3,560
Metro Holdings, Ltd.	4,000	2,353
OSIM International, Ltd.	2,000	1,431
Sheng Siong Group, Ltd.	8,000	4,700
UMS Holdings, Ltd.	6,000	2,135
United Engineers, Ltd.	2,000	2,509

		$47,906

13	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

South Africa — 1.0%
Adcock Ingram Holdings, Ltd.	819	$2,022
AECI, Ltd.	397	2,077
African Bank Investments, Ltd.(1)(3)	4,545	0
Attacq, Ltd.(1)	2,304	2,450
Aveng, Ltd.(1)	1,540	232
AVI, Ltd.	610	3,061
Curro Holdings, Ltd.(1)	1,766	4,737
DataTec, Ltd.	1,003	2,663
EOH Holdings, Ltd.	712	6,038
Exxaro Resources, Ltd.	644	2,492
Famous Brands, Ltd.	417	3,058
Fortress Income Fund, Ltd., Class A	904	829
Fortress Income Fund, Ltd., Class B	904	1,975
Hosken Consolidated Investments, Ltd.	284	1,861
Illovo Sugar, Ltd.	1,950	2,313
KAP Industrial Holdings, Ltd.	7,474	2,777
Lewis Group, Ltd.	494	1,361
Reunert, Ltd.	684	2,767
Royal Bafokeng Platinum, Ltd.(1)	494	882
Sibanye Gold, Ltd.	2,302	5,124
Tongaat Hulett, Ltd.	328	1,843
Trencor, Ltd.	315	752
Vukile Property Fund, Ltd.	5,597	5,434

		$56,748

South Korea — 3.7%
Asiana Airlines, Inc.(1)	1,317	$5,048
Binggrae Co., Ltd.(1)	88	5,272
Com2uSCorp(1)	78	8,900
Cosmax BTI, Inc.(1)	84	5,187
Crown Confectionery Co., Ltd.(1)	15	7,406
Daou Technology, Inc.(1)	324	5,575
Dongkuk Steel Mill Co., Ltd.(1)	927	3,989
Dongwon Industries Co., Ltd.(1)	20	4,393
EO Technics Co., Ltd.(1)	45	4,736
Fila Korea, Ltd.(1)	65	5,282
GS Home Shopping, Inc.(1)	30	4,090
Hanil Cement Co., Ltd.(1)	24	1,977
Hanjin Transportation Co., Ltd.(1)	164	7,141
Hansol Chemical Co., Ltd.(1)	74	3,714
Huchems Fine Chemical Corp.	132	1,855
Huons Co., Ltd.(1)	65	4,468
Ilyang Pharmaceutical Co., Ltd.(1)	116	6,007
iMarketKorea, Inc.(1)	99	1,827
JB Financial Group Co., Ltd.	1,307	5,648

Security	Shares	Value

South Korea (continued)
KB Insurance Co., Ltd.	430	$10,706
Kolon Industries, Inc.(1)	76	3,778
Komipharm International Co., Ltd.(1)	228	7,841
Korea District Heating Corp.(1)	92	4,582
Korea Real Estate Investment & Trust Co., Ltd.	2,231	5,894
LF Corp.	169	3,668
LG Hausys, Ltd.	18	1,788
LG International Corp.	277	7,201
LG Life Sciences, Ltd.(1)	96	5,625
Lock & Lock Co., Ltd.(1)	270	2,916
Lotte Food Co., Ltd.(1)	8	6,339
LOTTE Himart Co., Ltd.(1)	90	4,251
LS Industrial Systems Co., Ltd.	72	2,458
Mirae Asset Life Insurance Co., Ltd.(1)	1,235	4,657
Muhak Co., Ltd.(1)	149	3,805
Nexen Tire Corp.	304	2,923
NHN Entertainment Corp.(1)	147	5,928
Osstem Implant Co., Ltd.(1)	88	6,101
Posco ICT Co., Ltd.(1)	584	2,239
S&T Motiv Co., Ltd.(1)	65	4,598
Samchully Co., Ltd.(1)	25	1,933
Samsung Fine Chemicals Co., Ltd.	102	3,228
Seegene, Inc.(1)	146	4,725
SK Chemicals Co., Ltd.(1)	71	4,786
SK Gas, Ltd.	34	2,067
SM Entertainment Co.(1)	140	5,092
Tongyang, Inc.(1)	1,685	3,995

		$215,639

Spain — 1.7%
Almirall SA	611	$11,796
Bolsas y Mercados Espanoles SHMSF SA	231	6,940
Cellnex Telecom SAU(2)	698	12,029
CIE Automotive SA	442	6,446
Duro Felguera SA	747	969
Ebro Foods SA	165	3,234
Enagas SA	391	11,373
Ence Energia y Celulosa SA	3,003	9,577
Faes Farma SA	882	2,585
Grupo Catalana Occidente SA	111	3,407
Indra Sistemas SA(1)	738	7,296
Melia Hotels International SA	398	4,346
Prosegur Cia de Seguridad SA	917	4,114
Tecnicas Reunidas SA	156	5,198
Viscofan SA	89	5,335

14	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Spain (continued)
Zardoya Otis SA	413	$4,351

		$98,996

Sweden — 1.9%
AAK AB	146	$9,504
Atrium Ljungberg AB	326	4,714
Axfood AB	660	11,547
BillerudKorsnas AB	419	6,677
Clas Ohlson AB, Class B	452	7,494
Com Hem Holding AB	570	4,817
Fingerprint Cards AB, Class B(1)	105	5,682
Hexpol AB	1,220	10,826
Hufvudstaden AB, Class A	350	4,823
Industrial & Financial Systems, Class B	150	6,380
Indutrade AB	83	4,419
Loomis AB, Class B	101	3,008
NIBE Industrier AB, Class B	174	5,028
Swedish Orphan Biovitrum AB(1)	1,121	14,189
Unibet Group PLC SDR	376	4,256
Wallenstam AB, Class B	752	5,357

		$108,721

Switzerland — 3.6%
Alpiq Holding, Ltd.(1)	38	$3,906
APG SGA SA	10	3,889
Ascom Holding AG	265	4,230
Barry Callebaut AG	7	8,014
Burckhardt Compression Holdings AG	18	5,620
Chocoladefabriken Lindt & Spruengli AG PC	3	17,579
Clariant AG(1)	726	11,855
Comet Holding AG	6	3,683
dorma+kaba Holding AG	19	11,737
Dufry AG(1)	79	8,566
Emmi AG	18	8,304
Ems-Chemie Holding AG	19	7,975
Flughafen Zuerich AG	16	11,797
Galenica AG	5	6,986
Georg Fischer AG	7	4,626
Inficon Holding AG	14	3,973
Kudelski SA	376	5,163
Kuoni Reisen Holding AG	21	6,536
Metall Zug AG	2	4,927
Mobimo Holding AG	54	11,401
Schmolz & Bickenbach AG(1)	8,274	3,972
Sonova Holding AG	98	11,771

Security	Shares	Value

Switzerland (continued)
Straumann Holding AG	22	$6,680
Sunrise Communications Group AG(1)(2)	84	4,949
Temenos Group AG	174	8,457
Valora Holding AG	24	4,942
Vontobel Holding AG	378	15,924

		$207,462

Taiwan — 1.9%
Ability Enterprise Co., Ltd.	2,399	$1,421
China Bills Finance Corp.	8,000	2,746
China Synthetic Rubber Corp.	3,270	2,260
ChipMOS TECHNOLOGIES Bermuda, Ltd.	200	3,600
Chlitina Holding, Ltd.	1,000	9,858
Chong Hong Construction Co., Ltd.	4,000	5,149
Coretronic Corp.	4,000	3,144
E Ink Holdings, Inc.(1)	8,000	3,471
Formosan Rubber Group, Inc.	10,000	5,115
Gigabyte Technology Co., Ltd.	4,000	4,142
Hota Industrial Manufacturing Co., Ltd.	2,059	8,654
Kerry TJ Logistics Co., Ltd.	3,000	3,336
Lien Hwa Industrial Corp.	10,000	5,638
Long Bon International Co., Ltd.	6,000	3,280
MIN AIK Technology Co., Ltd.	1,000	1,504
PharmaEngine, Inc.	1,000	6,954
Primax Electronics, Ltd.	3,000	3,468
Prince Housing & Development Corp.	10,000	2,777
Sercomm Corp.	2,000	4,900
TA Chen Stainless Pipe Co., Ltd.	5,204	2,253
Taiwan Hon Chuan Enterprise Co., Ltd.	3,000	4,059
Taiwan Paiho, Ltd.	3,000	7,504
Taiwan Shin Kong Security Co., Ltd.	3,030	3,501
Xxentria Technology Materials Corp.	1,700	4,408
YungShin Global Holding Corp.	3,000	4,254

		$107,396

Thailand — 0.5%
Bangkok Chain Hospital PCL(5)	10,700	$2,480
Bangkok Expressway & Metro PCL(1)(5)	32,890	4,924
Hana Microelectronics PCL(5)	2,700	2,325
Major Cineplex Group PCL(5)	4,400	3,459
Polyplex Thailand PCL(5)	12,700	2,303
SPCG PCL(5)	5,900	3,378
Thai Vegetable Oil PCL(5)	4,200	2,703
Thanachart Capital PCL(5)	4,400	4,668

		$26,240

15	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Turkey — 0.5%
Akcansa Cimento AS	449	$2,003
Aksa Enerji Uretim AS(1)	2,157	1,737
Bizim Toptan Satis Magazalari AS	234	1,037
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,337	3,319
Cimsa Cimento Sanayi ve Ticaret AS	416	2,030
Dogan Sirketler Grubu Holding AS(1)	26,101	4,786
Eczacibasi Ilac Sanayi ve Ticaret AS	2,706	2,775
Is Gayrimenkul Yatirim Ortakligi AS	9,940	5,704
Net Holding AS(1)	2,214	2,425

		$25,816

United Kingdom — 6.9%
A.G. BARR PLC	416	$3,129
Amlin PLC	435	4,152
Auto Trader Group PLC(2)	1,169	6,562
BBA Aviation PLC	1,694	3,946
Beazley PLC	1,650	8,872
Berendsen PLC	317	4,943
Betfair Group PLC	236	14,777
Britvic PLC	734	7,578
BTG PLC(1)	1,108	9,286
Cairn Energy PLC(1)	3,128	6,394
Cambian Group PLC	1,218	2,027
Capital & Counties Properties PLC	1,928	10,202
Centamin PLC	4,786	4,642
Cobham PLC	810	2,941
Cranswick PLC	187	5,581
Croda International PLC	186	7,596
Dairy Crest Group PLC	556	5,187
De La Rue PLC	835	5,311
Dechra Pharmaceuticals PLC	495	7,071
Devro PLC	1,216	5,192
Domino’s Pizza Group PLC	751	10,565
Dunelm Group PLC	551	6,900
Elementis PLC	1,668	5,123
Fidessa Group PLC	343	9,216
Genus PLC	390	8,004
Great Portland Estates PLC	347	3,806
Greene King PLC	330	4,157
Greggs PLC	519	7,735
Gulf Marine Services PLC	2,454	3,024
Halma PLC	667	7,981
Hays PLC	2,382	4,325
Jardine Lloyd Thompson Group PLC	485	5,782
John Wood Group PLC	1,430	13,218

Security	Shares	Value

United Kingdom (continued)
Kcom Group PLC	8,923	$14,823
Lamprell PLC(1)	2,500	2,991
Lancashire Holdings, Ltd.	182	1,627
Marshalls PLC	933	4,104
Melrose Industries PLC(1)	180	767
Micro Focus International PLC	746	14,776
Moneysupermarket.com Group PLC	1,776	8,593
NMC Health PLC	400	5,522
Pennon Group PLC	1,680	21,295
Renewables Infrastructure Group, Ltd. (The)	4,150	5,872
Rentokil Initial PLC	1,494	3,345
Rexam PLC	971	8,326
RPC Group PLC	335	3,599
Segro PLC	990	6,213
Shaftesbury PLC	439	5,270
Soco International PLC	1,980	4,550
Synthomer PLC	1,038	4,363
TalkTalk Telecom Group PLC	3,382	10,600
Tate & Lyle PLC	1,234	11,057
Telecom Plus PLC	424	6,096
Tullow Oil PLC(1)	3,568	8,843
Ultra Electronics Holdings PLC	486	13,223
Vectura Group PLC(1)	2,562	6,154
WH Smith PLC	163	4,301
William Hill PLC	1,462	8,139

		$399,674

United States — 33.8%
ACI Worldwide, Inc.(1)	423	$7,572
Acorda Therapeutics, Inc.(1)	611	22,497
Aegerion Pharmaceuticals, Inc.(1)	1,159	8,206
Akorn, Inc.(1)	617	16,036
Alexandria Real Estate Equities, Inc.	164	12,985
Alleghany Corp.(1)	17	8,125
Allegiant Travel Co.	139	22,305
ALLETE, Inc.	236	12,484
Alliant Energy Corp.	300	19,602
Anworth Mortgage Asset Corp.	1,864	7,941
AptarGroup, Inc.	163	11,883
Arthur J. Gallagher & Co.	256	9,636
Aspen Technology, Inc.(1)	272	8,824
athenahealth, Inc.(1)	135	19,143
Avangrid, Inc.(1)	264	10,151
Avery Dennison Corp.	212	12,909
Avista Corp.	353	13,072

16	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Balchem Corp.	168	$9,431
Bemis Co., Inc.	251	12,015
Blackbaud, Inc.	170	10,452
Boston Beer Co., Inc. (The), Class A(1)	55	9,859
Bristow Group, Inc.	578	13,444
Buckle, Inc. (The)	403	11,453
Cabot Corp.	343	13,837
Cabot Microelectronics Corp.(1)	174	7,071
CACI International, Inc., Class A(1)	123	10,218
Calgon Carbon Corp.	468	7,577
Camden Property Trust	192	14,650
Capstead Mortgage Corp.	766	7,154
Casey’s General Stores, Inc.	116	14,006
Cheesecake Factory, Inc. (The)	279	13,476
Chemours Co. (The)	1,300	5,122
Chesapeake Energy Corp.	2,600	8,814
CLARCOR, Inc.	230	10,778
Cleco Corp.	326	17,324
Cloud Peak Energy, Inc.(1)	541	811
Cogent Communications Group, Inc.	170	5,680
Colony Starwood Homes	378	8,135
CommVault Systems, Inc.(1)	113	4,240
Conn’s, Inc.(1)	216	2,661
Contango Oil & Gas Co.(1)	155	994
Convergys Corp.	361	8,823
Cornerstone OnDemand, Inc.(1)	308	9,452
Cracker Barrel Old Country Store, Inc.	93	12,204
Cree, Inc.(1)	200	5,606
Cypress Semiconductor Corp.(1)	500	3,930
CYS Investments, Inc.	918	6,325
Delek US Holdings, Inc.	569	9,684
Diamondback Energy, Inc.(1)	238	17,981
Dril-Quip, Inc.(1)	290	17,006
El Paso Electric Co.	294	12,033
Endurance Specialty Holdings, Ltd.	140	8,670
Finish Line, Inc. (The), Class A	255	4,830
FLIR Systems, Inc.	100	2,924
GNC Holdings, Inc., Class A	623	17,450
Government Properties Income Trust	629	8,636
Graphic Packaging Holding Co.	838	9,520
GulfMark Offshore, Inc., Class A(1)	164	622
Haemonetics Corp.(1)	658	20,819
Hatteras Financial Corp.	685	8,398
Heartland Express, Inc.	1,065	18,265
Heartland Payment Systems, Inc.	306	28,176
Hecla Mining Co.	3,530	6,566

Security	Shares	Value

United States (continued)
Helen of Troy, Ltd.(1)	259	$23,147
Hibbett Sports, Inc.(1)	711	22,866
Hillenbrand, Inc.	397	10,751
HSN, Inc.	168	7,906
Hubbell, Inc.	500	45,215
Investors Bancorp, Inc.	1,167	13,642
J&J Snack Foods Corp.	95	10,258
Kirby Corp.(1)	600	30,390
Lancaster Colony Corp.	72	7,321
Leidos Holdings, Inc.	100	4,612
Lexicon Pharmaceuticals, Inc.(1)	1,456	14,837
Louisiana-Pacific Corp.(1)	446	7,011
Manhattan Associates, Inc.(1)	360	20,754
ManTech International Corp., Class A	190	5,478
MarketAxess Holdings, Inc.	169	19,643
MAXIMUS, Inc.	265	14,143
Medicines Co. (The)(1)	366	12,649
Mentor Graphics Corp.	364	6,326
MFA Financial, Inc.	1,138	7,226
Mid-America Apartment Communities, Inc.	171	16,043
Middleby Corp.(1)	160	14,458
Monro Muffler Brake, Inc.	242	15,911
Mueller Industries, Inc.	430	10,943
Murphy USA, Inc.(1)	500	28,925
National Health Investors, Inc.	156	9,466
National Retail Properties, Inc.	272	11,680
Nektar Therapeutics(1)	1,272	17,350
New Jersey Resources Corp.	432	15,215
NewMarket Corp.	23	8,723
Northwest Bancshares, Inc.	864	10,860
Northwest Natural Gas Co.	205	10,650
NorthWestern Corp.	292	16,305
Owens & Minor, Inc.	655	22,696
Packaging Corp. of America	175	8,895
PDC Energy, Inc.(1)	280	15,924
People’s United Financial, Inc.	900	12,933
PerkinElmer, Inc.	500	24,160
Piedmont Natural Gas Co., Inc.	304	18,009
Pilgrim’s Pride Corp.(1)	600	13,308
Plantronics, Inc.	191	8,562
PNM Resources, Inc.	484	15,202
PolyOne Corp.	196	5,304
Portland General Electric Co.	361	14,032
Post Properties, Inc.	251	14,380
ProAssurance Corp.	250	12,530
PulteGroup, Inc.	1,500	25,140

17	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
RBC Bearings, Inc.(1)	197	$11,688
Reinsurance Group of America, Inc.	162	13,645
RenaissanceRe Holdings, Ltd.	153	17,235
RLI Corp.	236	13,995
RMR Group, Inc. (The)(1)	6	125
Rollins, Inc.	540	14,877
Royal Gold, Inc.	229	6,822
RPM International, Inc.	247	9,695
Sanderson Farms, Inc.	148	12,021
Saul Centers, Inc.	131	6,664
Schweitzer-Mauduit International, Inc.	204	8,568
Seaboard Corp.(1)	3	8,631
SemGroup Corp., Class A	304	6,731
Sensient Technologies Corp.	197	11,755
Six Flags Entertainment Corp.	598	30,061
Snyder’s-Lance, Inc.	250	7,892
SolarWinds, Inc.(1)	155	9,292
Sonoco Products Co.	253	9,996
Sovran Self Storage, Inc.	123	13,860
SS&C Technologies Holdings, Inc.	338	21,730
Starwood Property Trust, Inc.	392	7,464
Stepan Co.	130	5,845
STERIS PLC	490	33,928
Take-Two Interactive Software, Inc.(1)	473	16,413
Tanger Factory Outlet Centers, Inc.	267	8,541
Team Health Holdings, Inc.(1)	400	16,348
Teledyne Technologies, Inc.(1)	189	15,356
Telephone & Data Systems, Inc.	500	11,595
Tenet Healthcare Corp.(1)	700	18,984
Tennant Co.	189	10,227
TiVo, Inc.(1)	471	3,759
TreeHouse Foods, Inc.(1)	151	11,983
Tyler Technologies, Inc.(1)	74	11,622
Ultimate Software Group, Inc.(1)	86	15,104
Universal Corp.	121	6,622
Vector Group, Ltd.	458	10,681
Verint Systems, Inc.(1)	100	3,661
ViaSat, Inc.(1)	101	6,312
W.R. Grace & Co.(1)	206	16,756
Watsco, Inc.	124	14,410
Weis Markets, Inc.	197	8,002
West Pharmaceutical Services, Inc.	286	16,365
Westamerica Bancorporation	258	11,267
Western Refining, Inc.	423	13,917
WGL Holdings, Inc.	239	15,963
Williams-Sonoma, Inc.	280	14,465

Security	Shares	Value

United States (continued)
World Fuel Services Corp.	430	$16,748
WR Berkley Corp.	300	15,045

		$1,954,938

Total Common Stocks (identified cost $6,099,737)		$5,735,881

Equity-Linked Securities(2)(6) — 0.8%

Security	Maturity Date	Shares	Value

India — 0.8%
Aurobindo Pharma, Ltd.	12/4/18	514	$6,325
Bharat Forge, Ltd.	11/2/16	242	2,976
Britannia Industries, Ltd.	10/17/17	88	3,491
Havells India, Ltd.	8/8/19	785	3,436
Hindustan Petroleum Corp., Ltd.	8/8/19	441	5,308
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	1,237
JSW Energy, Ltd.	10/26/18	2,310	2,612
Mahindra & Mahindra Financial Services, Ltd.	11/3/20	1,007	3,087
Marico, Ltd.	10/17/17	764	2,498
Mindtree, Ltd.	12/5/18	183	3,974
Pidilite Industries, Ltd.	8/8/19	599	5,003
Piramal Enterprises, Ltd.	12/3/18	260	3,810
Reliance Capital, Ltd.	10/26/18	293	1,662
Shree Cement, Ltd.	7/20/17	25	3,890

Total Equity-Linked Securities (identified cost $37,302)			$49,309

Rights(1) — 0.0%(7)

Security	Shares	Value

Brazil — 0.0%(7)
Minerva SA, Exp. 2/25/16	312	$1

Total Rights (identified cost $0)		$1

18	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Portfolio of Investments — continued

Warrants(1) — 0.0%(7)

Security	Shares	Value

South Africa — 0.0%(7)
Adcock Ingram Holdings, Ltd., Exp. 7/26/19	45	$8

Total Warrants (identified cost $0)		$8

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(8)	$21	$20,810

Total Short-Term Investments (identified cost $20,810)		$20,810

Total Investments — 100.3% (identified cost $6,157,849)		$5,806,009

Other Assets, Less Liabilities — (0.3)%		$(19,733)

Net Assets — 100.0%		$5,786,276

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $115,978 or 2.0% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $11,254 or 0.2% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05%.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	36.7%	$2,125,287
Euro	15.1	876,282
Japanese Yen	7.9	455,693
British Pound Sterling	7.1	408,247
Hong Kong Dollar	4.4	257,344
South Korean Won	3.7	215,639
Canadian Dollar	3.6	209,503
Swiss Franc	3.6	207,462
Australian Dollar	3.6	205,325
Swedish Krona	1.9	108,721
New Taiwan Dollar	1.8	103,796
Brazilian Real	1.8	102,376
Other currency, less than 1% each	9.1	530,334

Total Investments	100.3%	$5,806,009

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.5%	$844,071
Information Technology	13.3	770,294
Health Care	12.1	702,352
Industrials	12.1	698,277
Consumer Discretionary	11.5	666,278
Materials	10.6	611,289
Consumer Staples	9.6	554,440
Utilities	7.1	411,995
Energy	6.2	356,758
Telecommunication Services	2.9	169,445
Short-Term Investments	0.4	20,810

Total Investments	100.3%	$5,806,009

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

19	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Statement of Assets and Liabilities

Assets	January 31, 2016
Unaffiliated investments, at value (identified cost, $6,137,039)	$5,785,199
Affiliated investment, at value (identified cost, $20,810)	20,810
Cash	51
Foreign currency, at value (identified cost, $37,354)	36,948
Dividends receivable	9,148
Interest receivable from affiliated investment	6
Tax reclaims receivable	578
Receivable from affiliates	14,604
Total assets	$5,867,344

Liabilities
Payable to affiliate:
Investment adviser and administration fee	$3,427
Accrued expenses	77,641
Total liabilities	$81,068
Net Assets	$5,786,276

Sources of Net Assets
Paid-in capital	$6,150,039
Accumulated net realized gain	1,077
Accumulated distributions in excess of net investment income	(12,485)
Net unrealized depreciation	(352,355)
Net Assets	$5,786,276

Institutional Class
Net Assets	$5,786,276
Shares Outstanding	611,259
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.47

20	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Statement of Operations

Investment Income	Year Ended January 31, 2016
Dividends (net of foreign taxes, $10,804)	$145,378
Interest allocated from affiliated investment	61
Expenses allocated from affiliated investment	(3)
Total investment income	$145,436

Expenses
Investment adviser and administration fee	$43,488
Trustees’ fees and expenses	840
Custodian fee	60,330
Transfer and dividend disbursing agent fees	185
Legal and accounting services	72,937
Printing and postage	10,108
Registration fees	20,702
Miscellaneous	7,692
Total expenses	$216,282
Deduct —
Allocation of expenses to affiliates	$163,439
Total expense reductions	$163,439

Net expenses	$52,843

Net investment income	$92,593

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$236,773
Foreign currency transactions	(3,306)
Net realized gain	$233,467
Change in unrealized appreciation (depreciation) —
Investments	$(496,993)
Foreign currency	188
Net change in unrealized appreciation (depreciation)	$(496,805)

Net realized and unrealized loss	$(263,338)

Net decrease in net assets from operations	$(170,745)

21	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$92,593	$73,814
Net realized gain from investment and foreign currency transactions	233,467	468,137
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(496,805)	(387,606)
Net increase (decrease) in net assets from operations	$(170,745)	$154,345
Distributions to shareholders —
From net investment income	$(92,222)	$(86,097)
From net realized gain	(254,522)	(441,916)
Total distributions to shareholders	$(346,744)	$(528,013)
Transactions in shares of beneficial interest —
Net asset value of shares issued to shareholders in payment of distributions declared	$346,744	$528,013
Cost of shares redeemed	(25,000)	(8,353)
Net increase in net assets from Fund share transactions	$321,744	$519,660

Net increase (decrease) in net assets	$(195,745)	$145,992

Net Assets
At beginning of year	$5,982,021	$5,836,029
At end of year	$5,786,276	$5,982,021

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(12,485)	$(12,450)

22	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Financial Highlights

	Institutional Class
	Year Ended January 31,			Period Ended January 31, 2013(1)
	2016	2015	2014
Net asset value — Beginning of period	$10.320	$11.010	$10.420	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.159	$0.138	$0.181	$0.006
Net realized and unrealized gain (loss)	(0.410)	0.170	1.023	0.418

Total income (loss) from operations	$(0.251)	$0.308	$1.204	$0.424

Less Distributions
From net investment income	$(0.159)	$(0.163)	$(0.257)	$(0.004)
From net realized gain	(0.440)	(0.835)	(0.357)	—

Total distributions	$(0.599)	$(0.998)	$(0.614)	$(0.004)

Net asset value — End of period	$9.470	$10.320	$11.010	$10.420

Total Return(3)	(2.84)%	2.68%	11.50%	4.24	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,786	$5,982	$5,836	$5,209
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.85%	0.85%	0.85%	0.85	%(7)
Net investment income	1.49%	1.21%	1.63%	0.52	%(7)
Portfolio Turnover	42%	49%	38%	13	%(4)

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.

(5)

During the period ended January 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.63%, 2.48%, 2.86% and 10.98% of average daily net assets for the years ended January 31, 2016, 2015 and 2014 and the period ended January 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(7)	Annualized.

23	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s shares are offered to institutional investors and are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

24

Parametric Global Small-Cap Fund

January 31, 2016

Notes to Financial Statements — continued

As of January 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

25

Parametric Global Small-Cap Fund

January 31, 2016

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2016 and January 31, 2015 was as follows:

	Year Ended January 31,
	2016	2015

Distributions declared from:
Ordinary income	$111,250	$124,092
Long-term capital gains	$235,494	$403,921

During the year ended January 31, 2016, accumulated net realized gain was increased by $406 and accumulated distributions in excess of net investment income was increased by $406 due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs), investments in partnerships and dividend redesignations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$3,734
Post October capital losses	$(2,251)
Late year ordinary losses	$(6,577)
Net unrealized depreciation	$(358,669)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, distributions from REITs and investments in PFICs.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,164,163

Gross unrealized appreciation	$669,967
Gross unrealized depreciation	(1,028,121)

Net unrealized depreciation	$(358,154)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended January 31, 2016, the investment adviser and administration fee amounted to $43,488 or 0.70% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2016. Pursuant to this agreement, EVM and Parametric were allocated $163,439 in total of the Fund’s operating expenses for the year ended January 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2016, EVM earned $26 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in

26

Parametric Global Small-Cap Fund

January 31, 2016

Notes to Financial Statements — continued

accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,639,356 and $2,581,733, respectively, for the year ended January 31, 2016.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Institutional Class	2016	2015

Issued to shareholders electing to receive payments of distributions in Fund shares	33,924	50,528
Redemptions	(2,370)	(735)

Net increase	31,554	49,793

At January 31, 2016, an affiliate of EVM owned 99.3% of the outstanding shares of the Fund.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2016.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Parametric Global Small-Cap Fund

January 31, 2016

Notes to Financial Statements — continued

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$35,993	$1,423,016		$1,501	$1,460,510
Developed Europe	37,592	1,684,851		—	1,722,443
Developed Middle East	—	26,893		—	26,893
Emerging Europe	17,667	105,188		—	122,855
Latin America	178,688	—		—	178,688
Middle East/Africa	—	56,748		0	56,748
North America	2,167,744	—		—	2,167,744

Total Common Stocks	$2,437,684	$3,296,696	**	$1,501	$5,735,881
Equity-Linked Securities — India	$—	$49,309		$—	$49,309
Rights	1	—		—	1
Warrants	8	—		—	8
Short-Term Investments	—	20,810		—	20,810

Total Investments	$2,437,693	$3,366,815		$1,501	$5,806,009

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2016 is not presented. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

28

Parametric Global Small-Cap Fund

January 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Global Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Global Small-Cap Fund (“the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Global Small-Cap Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2016

29

Parametric Global Small-Cap Fund

January 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2016, the Fund designates approximately $110,729, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 23.91% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended January 31, 2016, the Fund paid foreign taxes of $10,384 and recognized foreign source income of $117,558.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2016, $219,471 or, if subsequently determined to be different, the net capital gain of such year.

30

Parametric Global Small-Cap Fund

January 31, 2016

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

31

Parametric Global Small-Cap Fund

January 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Vice-Chairperson of the Board and Trustee	2016 (Vice-Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairperson of the Board and Trustee	2007 (Chairperson) and 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

32

Parametric Global Small-Cap Fund

January 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6603 1.31.16

Parametric International Equity Fund Annual Report January 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2016

Parametric International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	33

Federal Tax Information	34

Management and Organization	35

Important Notices	38

Parametric International Equity Fund

January 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the 12-month period ended January 31, 2016, the major influences on world equity markets could be summed up in four words: China, commodities, the U.S. Federal Reserve (the Fed) and the dollar. China replaced Greece as many investors’ biggest country-level concern during the period, as slowing growth in the world’s second-largest economy weighed heavily on other emerging economies dependent on Chinese commodity purchases, as well as on multinational firms doing business in emerging markets.

Falling prices for oil and other commodities, driven by both increased supply and slowing global demand, were a boon to consumers, but impacted the stock prices of many energy firms and the economies of oil-exporting nations. The Fed kept investors in suspense until December 2015 about when it would finally raise interest rates, while most other central banks were lowering rates. A strengthening U.S. dollar during the period, especially against the euro, posed a headwind for U.S. companies competing in global markets. In addition, it hurt results for American investors converting overseas returns into U.S. dollars.

The final month of the period was particularly challenging for investors, with oil plummeting to its lowest price in more than a decade, Chinese stocks dropping dramatically and U.S. equities experiencing what was widely reported as their worst-ever start to a new year.

All of these factors combined to produce significant volatility in global equities during the 12-month period. As a consequence, nearly every major market index recorded negative returns for the period. With a small loss of 0.67%, the S&P 500 Index,2 a measure of the broad U.S. equity market, turned out to be one of the better-performing major indices. The MSCI World Index, a proxy for global equities, declined 5.08% for the period, while the MSCI EAFE Index of developed-market international stocks lost 8.43%. Emerging markets were notable laggards during the period, with the MSCI Emerging Markets Index down 20.91% for the 12 months.

Fund Performance

For the 12-month period ended January 31, 2016, Parametric International Equity Fund (the Fund) had a total return of –3.73% for Investor Class shares at net asset value (NAV),

outperforming the Fund’s benchmark, the MSCI EAFE Index (the Index), which returned –8.43% for the same period.

The primary driver of the Fund’s outperformance versus the Index for the 12-month period was the Fund’s exposure to securities selected with the objective of minimizing portfolio risk and emphasizing broad diversification.6 The Fund’s rules-based system of country diversification was also beneficial, as was the Fund’s process of sector diversification within countries.

Specific factors contributing to the Fund’s performance relative to the Index included the Fund’s emphasis on broad diversification at the security level in Japan. The Fund’s underweight position versus the Index in the United Kingdom (UK) also aided relative Fund performance, as the UK market faltered in the face of weak economic growth and lower energy prices during the period. Additionally, in Australia, the Fund’s emphasis on diversification at the sector level contributed to relative Fund performance. This process led the Fund to overweight the utilities and consumer discretionary sectors within Australia, both of which proved more defensive than other sectors of the economy that are tied to Australia’s role as a major exporter to China.

Detractors from the Fund’s performance relative to the Index included the Fund’s underweight position in Japan. The Japanese equity market was buoyed by economic stimulus measures and a series of corporate governance reforms during the period. The Fund’s overweight position in Norway also hurt relative Fund performance, as Norway’s market experienced a broad drop during the period due to falling crude oil prices and a steep depreciation in its currency. Finally, in Hong Kong, the Fund’s inclusion of a broad universe of shares with the objective of minimizing portfolio risk further detracted from relative Fund performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric International Equity Fund

January 31, 2016

Performance2,3

Portfolio Managers Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	–3.73%	2.53%	3.91%
Institutional Class at NAV	04/01/2010	04/01/2010	–3.37	2.83	4.19
Class R at NAV	08/10/2015	04/01/2010	–3.81	2.52	3.90
Class R6 at NAV	08/10/2015	04/01/2010	–3.35	2.83	4.20
MSCI EAFE Index	—	—	–8.43%	1.58%	2.92%

% Total Annual Operating Expense Ratios[4]		Investor Class	Institutional Class	Class R	Class R6
Gross		1.19%	0.94%	1.44%	0.91%
Net		0.90	0.65	1.15	0.62

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	04/01/2010	$63,542	N.A.
Class R	$10,000	04/01/2010	$12,501	N.A.
Class R6	$1,000,000	04/01/2010	$1,271,172	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric International Equity Fund

January 31, 2016

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Nestle SA	1.0%
Vodafone Group PLC	0.9
National Grid PLC	0.8
KDDI Corp.	0.8
Deutsche Telekom AG	0.8
Compagnie Financiere Richemont SA, Class A	0.7
Total SA	0.7
GlaxoSmithKline PLC	0.7
Iliad SA	0.7
Novartis AG	0.7
Total	7.8%

See Endnotes and Additional Disclosures in this report.

4

Parametric International Equity Fund

January 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R is linked to Investor Class and the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 8/10/16. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

5

Parametric International Equity Fund

January 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016) for Investor Class and Institutional Class and (August 10, 2015 – January 31, 2016) for Class R and Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2015 – January 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period (8/1/15 – 1/31/16)		Annualized Expense Ratio

Actual*
Investor Class	$1,000.00	$898.90	$4.31	***	0.90%
Institutional Class	$1,000.00	$900.90	$3.11	***	0.65%
Class R	$1,000.00	$890.20	$5.21	***	1.15%
Class R6	$1,000.00	$892.30	$2.81	***	0.62%

Hypothetical**
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.70	$4.58	***	0.90%
Institutional Class	$1,000.00	$1,021.90	$3.31	***	0.65%
Class R	$1,000.00	$1,019.40	$5.85	***	1.15%
Class R6	$1,000.00	$1,022.10	$3.16	***	0.62%

*	Class R and Class R6 had not commenced operations on August 1, 2015. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 175/365 for Class R and Class R6 ( to reflect the period from the commencement of operations on August 10, 2015 to January 31, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015 (August 10, 2015 for Class R and Class R6).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015 (August 10, 2015 for Class R and Class R6).

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments

Common Stocks — 99.0%

Security	Shares	Value

Australia — 7.9%
1-Page, Ltd.(1)	24,808	$61,683
Aconex, Ltd.(1)	20,673	73,207
Adelaide Brighton, Ltd.	13,200	44,596
AGL Energy, Ltd.	37,513	500,280
Alumina, Ltd.	55,500	41,543
Amcor, Ltd.	10,892	103,866
Ansell, Ltd.	2,656	38,171
APA Group	58,775	358,299
ARB Corp., Ltd.	2,740	29,886
Ardent Leisure Group	12,741	18,688
Aristocrat Leisure, Ltd.	13,434	98,721
Asciano, Ltd.	19,164	121,493
Automotive Holdings Group, Ltd.	8,319	25,790
Beach Energy, Ltd.	98,106	26,687
Boral, Ltd.	7,182	28,819
Brambles, Ltd.	25,682	205,157
Caltex Australia, Ltd.	7,309	195,461
Commonwealth Bank of Australia	4,269	241,308
Computershare, Ltd.	18,612	138,955
CSG, Ltd.	39,369	48,613
CSL, Ltd.	6,885	512,857
CSR, Ltd.	25,925	47,347
Dexus Property Group	10,799	56,957
Domino’s Pizza Enterprises, Ltd.	1,673	71,838
DuluxGroup, Ltd.	10,000	46,345
Event Hospitality and Entertainment, Ltd.	3,962	42,725
Fairfax Media, Ltd.	50,378	31,964
Fortescue Metals Group, Ltd.	33,300	41,849
Goodman Group	4,772	20,895
GPT Group (The)	15,885	55,567
GUD Holdings, Ltd.	3,393	15,793
GWA Group, Ltd.	11,240	16,221
Healthscope, Ltd.	21,535	34,043
Iluka Resources, Ltd.	9,500	37,273
Incitec Pivot, Ltd.	24,973	55,664
Insurance Australia Group, Ltd.	10,182	38,512
IRESS, Ltd.	9,077	62,508
iSentia Group, Ltd.	12,985	42,487
James Hardie Industries PLC CDI	4,080	47,278
JB Hi-Fi, Ltd.	2,369	39,717
Link Administration Holdings, Ltd.(1)	9,500	52,686
Macquarie Atlas Roads Group	13,855	42,419
Mantra Group, Ltd.	15,349	53,004
McMillan Shakespeare, Ltd.	2,231	20,306

Security	Shares	Value

Australia (continued)
Mirvac Group	42,165	$57,573
National Australia Bank, Ltd.	6,809	135,268
Navitas, Ltd.	7,563	25,220
New Hope Corp., Ltd.	11,960	14,101
Newcrest Mining, Ltd.(1)	10,442	98,162
Nine Entertainment Co. Holdings, Ltd.	20,195	23,919
Orica, Ltd.	5,800	59,107
Origin Energy, Ltd.	45,540	134,782
Orora, Ltd.	18,060	28,201
Premier Investments, Ltd.	3,446	32,402
Primary Health Care, Ltd.	7,957	14,023
Prime Media Group, Ltd.	20,455	7,070
Ramsay Health Care, Ltd.	2,040	88,569
Recall Holdings, Ltd.	7,050	33,122
Rio Tinto, Ltd.	4,493	126,881
Scentre Group	14,175	44,279
Select Harvests, Ltd.	5,679	21,643
Sims Metal Management, Ltd.	5,711	27,862
Sonic Healthcare, Ltd.	9,334	123,054
Southern Cross Media Group, Ltd.	25,786	20,803
SpeedCast International, Ltd.	12,175	40,606
Spotless Group Holdings, Ltd.	56,010	41,845
Star Entertainment Group, Ltd. (The)	16,693	64,434
Stockland	7,062	20,720
STW Communications Group, Ltd.	74,259	40,114
Suncorp Group, Ltd.	2,585	21,566
Super Retail Group, Ltd.	3,746	27,381
Sydney Airport	14,426	67,931
Tabcorp Holdings, Ltd.	22,318	73,370
Tatts Group, Ltd.	26,125	77,715
Telstra Corp., Ltd.	182,304	734,567
Tox Free Solutions, Ltd.	9,194	17,254
Transpacific Industries Group, Ltd.	55,685	29,251
Transurban Group	30,586	235,808
Treasury Wine Estates, Ltd.	16,804	109,369
Veda Group, Ltd.	21,772	43,566
Vicinity Centres	34,152	71,100
Village Roadshow, Ltd.	4,552	22,614
Washington H. Soul Pattinson & Co., Ltd.	5,073	60,509
Wesfarmers, Ltd.	14,990	452,293
Westfield Corp.	5,863	41,736
Westpac Banking Corp.	9,340	206,846
Whitehaven Coal, Ltd.(1)	54,939	16,335
Woodside Petroleum, Ltd.	17,317	349,013
Woolworths, Ltd.	17,765	308,839

		$8,178,301

7	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Austria — 1.0%
ams AG	3,319	$91,651
Austria Technologie & Systemtechnik AG	1,392	18,076
CA Immobilien Anlagen AG	1,562	26,788
Conwert Immobilien Invest SE(1)	2,111	29,853
DO & Co. AG	559	56,940
EVN AG	2,151	23,772
Flughafen Wien AG	562	49,408
Immofinanz AG(1)	26,800	50,509
Mayr Melnhof Karton AG	170	19,291
Oesterreichische Post AG	1,018	36,130
OMV AG	5,658	145,639
Porr AG	788	21,135
RHI AG	858	16,122
S&T AG	4,566	27,483
Schoeller-Bleckmann Oilfield Equipment AG	688	35,913
Telekom Austria AG	7,553	41,619
UNIQA Insurance Group AG	2,146	13,576
Verbund AG	9,599	116,046
Vienna Insurance Group	607	14,996
Voestalpine AG	3,799	99,910
Wienerberger AG	3,907	59,788

		$994,645

Belgium — 2.0%
Ackermans & van Haaren NV	418	$54,159
Ageas	1,632	66,277
Agfa-Gevaert NV(1)	3,669	15,658
Anheuser-Busch InBev SA/NV	2,885	362,836
Barco NV	628	39,438
Befimmo SCA Sicafi	400	22,944
Bekaert SA	2,177	70,140
bpost SA	4,751	112,708
Cofinimmo	337	36,703
Colruyt SA	400	21,388
D’Ieteren SA NV	858	28,083
Delhaize Group	367	38,520
Econocom Group SA/NV	2,876	26,965
Elia System Operator SA NV	1,508	72,726
Euronav SA	5,783	67,438
EVS Broadcast Equipment SA	507	16,220
Galapagos NV(1)	1,186	59,101
Groupe Bruxelles Lambert SA	777	59,074
Nyrstar NV(1)	40,270	59,088
Proximus SADP	6,399	221,196
Sofina SA	347	36,628

Security	Shares	Value

Belgium (continued)
Telenet Group Holding NV(1)	2,884	$150,124
Tessenderlo Chemie NV(1)	1,992	52,753
UCB SA	2,535	216,745
Umicore SA	3,110	114,340

		$2,021,252

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$49,295
A.P. Moller-Maersk A/S, Class B	54	69,478
Bakkafrost P/F	1,915	63,782
Carlsberg A/S, Class B	2,519	212,371
Chr. Hansen Holding A/S	1,605	98,269
Danske Bank A/S	7,159	192,659
DSV A/S	2,805	109,160
FLSmidth & Co. A/S	687	24,094
GN Store Nord A/S	898	16,812
H Lundbeck AS(1)	626	20,333
ISS A/S	890	31,464
Jyske Bank A/S(1)	993	43,604
Matas A/S	1,465	27,685
Novo Nordisk A/S, Class B	4,950	276,549
Novozymes A/S, Class B	4,261	177,851
Pandora A/S	2,045	273,591
Royal Unibrew A/S	945	39,622
SimCorp A/S	1,201	58,925
TDC A/S	26,972	115,830
Topdanmark A/S(1)	1,346	34,206
Tryg A/S	1,443	27,592
William Demant Holding A/S(1)	198	17,454

		$1,980,626

Finland — 2.0%
Amer Sports Oyj	5,077	$138,965
Elisa Oyj	4,873	176,496
Fiskars Oyj Abp	2,200	42,601
Fortum Oyj	12,570	197,656
Huhtamaki Oyj	1,924	68,013
Kemira Oyj	3,783	42,858
Kesko Oyj, Class B	4,822	193,460
Kone Oyj, Class B	3,256	143,115
Metsa Board Oyj	2,363	15,802
Neste Oyj	7,267	227,670
Nokia Oyj	24,851	179,013
Oriola-KD Oyj, Series B(1)	6,575	29,883
Orion Oyj, Class B	4,461	147,178

8	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Finland (continued)
Sampo Oyj, Class A	3,861	$186,966
Sanoma Oyj	6,906	31,906
Sponda Oyj	5,906	24,157
Stora Enso Oyj	10,080	82,149
Tieto Oyj	900	24,231
Uponor Oyj	3,709	57,065
Valmet Oyj	2,592	25,769

		$2,034,953

France — 7.8%
Accor SA	1,838	$69,804
ADP	489	55,394
Air Liquide SA	6,902	713,732
Airbus Group SE	2,312	145,416
Alstom SA(1)	1,046	28,068
Alten SA	1,223	68,840
Altran Technologies SA	7,912	99,917
Atos SE	1,969	155,656
bioMerieux	279	35,086
BNP Paribas SA	4,583	217,105
Bouygues SA	1,412	55,271
Christian Dior SE	183	30,950
CNP Assurances	2,298	30,730
Compagnie Generale des Etablissements Michelin, Class B	912	83,205
Danone SA	5,411	372,685
Dassault Systemes SA	2,349	181,562
Edenred	2,324	43,726
Engie SA	33,939	541,516
Euler Hermes Group	307	26,252
Eurazeo SA	700	42,731
Eutelsat Communications SA	1,770	57,205
Fonciere des Regions	470	39,934
Gecina SA	349	44,863
Groupe Eurotunnel SE	4,517	51,906
Hermes International	100	34,021
ICADE	448	31,838
Iliad SA	2,964	743,247
Ingenico Group SA	1,085	128,079
Ipsen SA	503	28,993
Kering SA	354	59,657
Klepierre	1,536	66,573
Korian SA	1,362	46,091
L’Oreal SA	2,121	362,531
Lagardere SCA	1,608	45,696
LVMH Moet Hennessy Louis Vuitton SE	1,313	211,191

Security	Shares	Value

France (continued)
Neopost SA	3,120	$74,669
Nexity SA	1,269	57,435
Orange SA	6,541	116,140
Orpea	747	59,132
Remy Cointreau SA	1,470	105,579
Rexel SA	3,275	38,785
Rubis SCA	2,227	166,617
Safran SA	1,656	107,280
Sanofi	6,826	567,655
Sartorius Stedim Biotech	78	28,446
SCOR SE	1,208	42,109
Sodexo SA	863	84,521
Sopra Steria Group	819	88,779
Technip SA	1,507	70,218
Teleperformance	618	51,489
Thales SA	583	44,375
Total SA	16,909	751,113
Unibail-Rodamco SE	496	125,023
Veolia Environnement SA	4,135	99,691
Vicat SA	1,244	67,203
Vinci SA	2,031	137,595
Virbac SA	157	28,842
Vivendi SA	6,567	142,767
Wendel SA	480	48,068
Zodiac Aerospace	1,509	31,467

		$8,084,469

Germany — 7.8%
Adidas AG	1,352	$139,219
Allianz SE	2,211	357,820
alstria office REIT AG	2,172	27,120
BASF SE	6,613	440,777
Bayer AG	4,480	504,207
Bayerische Motoren Werke AG, PFC Shares	687	47,302
Brenntag AG	1,284	63,003
Daimler AG	3,847	269,343
Deutsche EuroShop AG	619	26,474
Deutsche Lufthansa AG(1)	3,810	55,869
Deutsche Telekom AG	44,848	780,932
Deutsche Wohnen AG, Bearer Shares	1,891	49,854
E.ON SE	54,364	557,058
Evonik Industries AG	1,623	50,106
Fraport AG	1,039	63,017
Freenet AG	1,731	53,830
Fresenius Medical Care AG & Co. KGaA	1,217	108,083

9	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	2,115	$140,347
Fuchs Petrolub SE, PFC Shares	1,198	49,133
GEA Group AG	1,564	65,615
Gerresheimer AG	360	25,578
Grand City Properties SA	1,598	33,108
Hannover Rueck SE	760	79,988
HeidelbergCement AG	1,013	74,621
Henkel AG & Co. KGaA	3,663	337,763
Henkel AG & Co. KGaA, PFC Shares	5,084	540,183
Hugo Boss AG	623	49,617
Kabel Deutschland Holding AG	314	40,231
KION Group AG	1,797	88,711
Krones AG	267	28,786
KWS Saat SE	176	48,994
LANXESS AG	989	40,833
LEG Immobilien AG	453	36,771
Linde AG	1,381	187,920
MAN SE	315	31,829
Merck KGaA	594	51,721
MTU Aero Engines AG	466	42,784
Muenchener Rueckversicherungs-Gesellschaft AG	784	151,054
Nemetschek AG	1,372	62,975
Porsche Automobil Holding SE, PFC Shares	1,013	45,942
ProSiebenSat.1 Media SE	2,109	105,374
Rational AG	70	31,392
RWE AG	15,994	224,036
SAP SE	7,657	610,148
Sartorius AG, PFC Shares	205	52,729
Siemens AG	4,885	468,226
Software AG	3,450	116,718
Stada Arzneimittel AG	691	23,939
Symrise AG	793	51,425
TAG Immobilien AG	2,395	28,195
Talanx AG	794	22,942
Telefonica Deutschland Holdings AG	10,035	49,775
TUI AG	1,983	33,677
Volkswagen AG	452	59,333
Volkswagen AG, PFC Shares	642	74,762
Vonovia SE	3,427	104,451
Wincor Nixdorf AG(1)	668	33,872
Wirecard AG	1,800	91,027

		$8,030,539

Hong Kong — 3.9%
Bank of East Asia, Ltd. (The)	17,600	$51,621
BOC Hong Kong (Holdings), Ltd.	18,000	48,035

Security	Shares	Value

Hong Kong (continued)
Brightoil Petroleum Holdings, Ltd.	103,000	$30,617
Cafe de Coral Holdings, Ltd.	6,000	16,518
Cathay Pacific Airways, Ltd.	11,000	17,361
Cheung Kong Infrastructure Holdings, Ltd.	14,000	131,767
China Innovationpay Group, Ltd.(1)	484,000	19,243
China Traditional Chinese Medicine Co., Ltd.(1)	172,000	95,149
Chow Sang Sang Holdings International, Ltd.	12,000	17,992
CK Hutchison Holdings, Ltd.	23,996	300,290
CLP Holdings, Ltd.	29,500	247,042
Dairy Farm International Holdings, Ltd.	20,300	125,848
Esprit Holdings, Ltd.	44,800	46,324
G-Resources Group, Ltd.	1,836,000	43,263
GCL New Energy Holdings, Ltd.(1)	600,000	29,584
Global Brands Group Holdings, Ltd.(1)	126,000	19,184
Hang Lung Group, Ltd.	13,000	35,915
Hang Lung Properties, Ltd.	31,000	57,424
Hang Seng Bank, Ltd.	4,800	79,875
HC International, Inc.(1)	58,000	26,956
Henderson Land Development Co., Ltd.	6,050	33,033
HK Electric Investments & HK Electric Investments, Ltd.(2)	39,000	30,525
HKT Trust and HKT, Ltd.	140,000	184,529
Honbridge Holdings, Ltd.(1)	282,000	24,596
Hong Kong Exchanges and Clearing, Ltd.	4,900	108,970
Hongkong Land Holdings, Ltd.	9,300	58,598
Hopewell Holdings, Ltd.	8,000	24,278
Hysan Development Co., Ltd.	8,000	31,152
Jardine Matheson Holdings, Ltd.	2,800	147,097
Jardine Strategic Holdings, Ltd.	2,000	54,779
Kerry Properties, Ltd.	10,500	24,165
Kingston Financial Group, Ltd.(1)	88,000	27,030
Kong Sun Holdings, Ltd.(1)	500,000	36,329
KuangChi Science, Ltd.(1)	135,000	49,214
Landing International Development, Ltd.(1)	900,000	12,789
Li & Fung, Ltd.	104,000	59,826
Lifestyle International Holdings, Ltd.	11,000	13,575
Link REIT	15,000	86,152
Macau Legend Development, Ltd.(1)	273,000	35,331
Man Wah Holdings, Ltd.	15,600	16,971
Melco International Development, Ltd.	19,000	23,039
MGM China Holdings, Ltd.	31,600	38,206
MTR Corp., Ltd.	19,000	86,268
New World Development Co., Ltd.	29,000	23,702
NWS Holdings, Ltd.	17,000	25,567
Pacific Textiles Holdings, Ltd.	15,000	21,986
PAX Global Technology, Ltd.	55,000	55,825
PCCW, Ltd.	279,000	167,720

10	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings, Ltd.	25,500	$233,243
Shangri-La Asia, Ltd.	50,000	46,838
Sino Land Co., Ltd.	22,000	28,378
Sino Oil and Gas Holdings, Ltd.(1)	1,125,000	27,736
SJM Holdings, Ltd.	56,000	37,030
Stella International Holdings, Ltd.	9,500	22,794
Sun Hung Kai Properties, Ltd.	7,000	75,718
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	3,000	28,960
Swire Properties, Ltd.	16,200	42,047
Techtronic Industries Co., Ltd.	20,000	76,402
Television Broadcasts, Ltd.	13,800	47,971
Texwinca Holdings, Ltd.	18,000	17,418
Town Health International Medical Group, Ltd.	254,000	47,364
Truly International Holdings, Ltd.	278,000	63,175
VTech Holdings, Ltd.	10,200	102,330
Wharf (Holdings), Ltd. (The)	8,000	37,282
Wheelock & Co., Ltd.	7,000	26,799
Wynn Macau, Ltd.	66,800	72,504
Yue Yuen Industrial Holdings, Ltd.	21,500	74,116

		$4,049,365

Ireland — 1.9%
Bank of Ireland(1)	626,258	$206,544
CRH PLC	8,863	235,087
Dalata Hotel Group PLC(1)	13,628	72,540
DCC PLC	2,273	175,482
FBD Holdings PLC	1,257	8,794
FleetMatics Group PLC(1)	4,360	189,268
Fly Leasing, Ltd. ADR	4,861	57,165
Glanbia PLC	3,682	69,904
Green REIT PLC	16,052	26,065
Hibernia REIT PLC	16,439	23,030
ICON PLC(1)	3,565	235,540
Irish Continental Group PLC	12,582	71,551
Kerry Group PLC, Class A	2,866	233,701
King Digital Entertainment PLC	2,215	39,715
Paddy Power PLC	1,764	263,476
Smurfit Kappa Group PLC	2,502	54,285
UDG Healthcare PLC	3,363	25,139

		$1,987,286

Israel — 1.9%
Azrieli Group	575	$20,293
Bank Hapoalim B.M.	20,465	95,057

Security	Shares	Value

Israel (continued)
Bezeq Israeli Telecommunication Corp., Ltd.	136,162	$293,532
Check Point Software Technologies, Ltd.(1)	1,700	133,977
Delek Automotive Systems, Ltd.	2,964	26,270
Delta-Galil Industries, Ltd.	580	15,129
Elbit Systems, Ltd.	1,992	170,448
Gazit-Globe, Ltd.	2,355	18,622
Israel Chemicals, Ltd.	40,719	164,104
Israel Corp., Ltd.	441	74,059
Israel Discount Bank, Ltd., Series A(1)	37,711	62,023
Kenon Holdings, Ltd.(1)	1,393	12,609
Kornit Digital, Ltd.(1)	3,200	36,672
Melisron, Ltd.	900	28,557
Mellanox Technologies, Ltd.(1)	1,000	45,450
Mizrahi Tefahot Bank, Ltd.	3,412	38,303
NICE-Systems, Ltd.	790	47,403
Oil Refineries, Ltd.(1)	129,181	53,461
Orbotech, Ltd.(1)	1,435	29,948
Osem Investment, Ltd.	3,280	54,882
Paz Oil Co., Ltd.	820	127,410
Sarine Technologies, Ltd.	24,100	26,267
Shufersal, Ltd.(1)	12,222	38,728
Stratasys, Ltd.(1)	1,100	17,930
Teva Pharmaceutical Industries, Ltd. ADR	5,508	338,632
Tower Semiconductor, Ltd.(1)	467	5,926

		$1,975,692

Italy — 3.8%
A2A SpA	30,000	$35,973
Amplifon SpA	4,300	36,048
Anima Holding SpA(2)	6,783	49,876
Ansaldo STS SpA	6,279	67,110
Assicurazioni Generali SpA	4,822	72,401
Astaldi SpA	4,000	20,154
ASTM SpA	2,449	26,693
Atlantia SpA	7,448	195,155
Autogrill SpA(1)	4,891	41,569
Banca Monte dei Paschi di Siena SpA(1)	31,090	22,567
Banca Popolare di Sondrio SCARL	7,176	27,527
Brembo SpA	901	36,968
CNH Industrial NV	16,821	104,941
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	18,126
Davide Campari-Milano SpA	13,191	115,715
De’Longhi SpA	1,326	31,722
DiaSorin SpA	1,861	97,949
Ei Towers SpA	915	53,240
Enel Green Power SpA	14,139	27,712

11	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)
Enel SpA	63,320	$259,972
ENI SpA	32,585	472,877
EXOR SpA	550	17,929
Ferrari N.V.(1)	1,000	39,770
Hera SpA	8,691	24,395
Infrastrutture Wireless Italiane SpA(1)(2)	7,000	35,353
International Game Technology PLC	2,666	38,577
Interpump Group SpA	3,123	39,745
Intesa Sanpaolo SpA	63,201	180,070
Intesa Sanpaolo SpA, PFC Shares	8,400	22,335
Italcementi SpA	5,848	65,557
Italmobiliare SpA, PFC Shares	4,962	140,234
Luxottica Group SpA	1,955	122,204
Mediaset SpA	11,919	40,011
Moncler SpA	2,119	31,417
Parmalat SpA	15,867	41,225
Poste Italiane SpA(1)(2)	6,640	49,093
Prada SpA	7,400	22,134
Recordati SpA	5,502	136,368
Reply SpA	289	37,962
Saipem SpA(1)	2,600	1,611
Snam SpA	15,964	89,572
Societa Iniziative Autostradali e Servizi SpA	2,008	19,050
STMicroelectronics NV	28,651	187,486
Telecom Italia SpA(1)	424,035	471,944
Tenaris SA	5,074	52,546
Terna Rete Elettrica Nazionale SpA	16,318	87,448
Tod’s SpA	613	48,514
Unipol Gruppo Finanziario SpA	8,650	35,442
UnipolSai SpA	12,219	25,964
Yoox Net-A-Porter Group SpA(1)	851	29,281

		$3,947,532

Japan — 16.0%
Aeon Co., Ltd.	7,100	$94,758
Air Water, Inc.	3,000	47,700
Aisin Seiki Co., Ltd.	1,200	50,955
Ajinomoto Co., Inc.	5,000	118,921
Alps Electric Co., Ltd.	1,600	31,722
Asahi Glass Co., Ltd.	6,000	36,584
Asahi Kasei Corp.	19,000	123,450
Asics Corp.	1,600	29,704
Astellas Pharma, Inc.	17,000	235,392
Bank of Yokohama, Ltd. (The)	7,000	37,336
Bridgestone Corp.	2,400	87,437
Calbee, Inc.	1,500	62,335

Security	Shares	Value

Japan (continued)
Canon, Inc.	6,600	$184,420
Chiba Bank, Ltd. (The)	7,000	43,301
Chubu Electric Power Co., Inc.	16,500	211,917
Chugai Pharmaceutical Co., Ltd.	3,000	91,905
Chugoku Bank, Ltd. (The)	2,000	23,809
Citizen Holdings Co., Ltd.	5,500	33,558
Coca-Cola West Co., Ltd.	1,500	33,094
Cosmo Energy Holdings Co., Ltd.(1)	5,200	57,335
Dai Nippon Printing Co., Ltd.	6,000	56,135
Daicel Corp.	4,000	58,844
Daido Steel Co., Ltd.	12,000	49,889
Daihatsu Motor Co., Ltd.	3,900	60,884
Daito Trust Construction Co., Ltd.	700	88,995
Daiwa House Industry Co., Ltd.	3,100	87,523
DeNA Co., Ltd.	2,800	40,525
Denka Co., Ltd.	9,000	39,887
Denso Corp.	2,400	103,507
DIC Corp.	12,000	30,923
Disco Corp.	800	76,094
Dowa Holdings Co., Ltd.	5,000	33,910
East Japan Railway Co.	1,700	156,260
Eisai Co., Ltd.	2,700	163,199
Electric Power Development Co., Ltd.	5,800	195,686
Ezaki Glico Co., Ltd.	1,100	60,125
FamilyMart Co., Ltd.	700	32,758
Fast Retailing Co., Ltd.	200	64,669
Fuji Heavy Industries, Ltd.	2,200	90,030
FUJIFILM Holdings Corp.	3,600	139,096
Fujitsu, Ltd.	20,000	83,518
Fukuoka Financial Group, Inc.	7,000	29,708
Hachijuni Bank, Ltd. (The)	5,000	27,960
Hankyu Hanshin Holdings, Inc.	8,000	49,908
Hirose Electric Co., Ltd.	400	45,455
Hiroshima Bank, Ltd. (The)	7,000	35,045
Hitachi Metals, Ltd.	3,000	33,755
Hitachi, Ltd.	26,000	128,493
Hokkaido Electric Power Co., Inc.(1)	9,900	92,240
Hokuhoku Financial Group, Inc.	19,000	35,243
Honda Motor Co., Ltd.	5,700	154,510
Ibiden Co., Ltd.	2,400	33,808
Idemitsu Kosan Co., Ltd.	3,200	47,996
ITOCHU Corp.	8,400	98,725
Iyo Bank, Ltd. (The)	6,000	50,862
Japan Airlines Co., Ltd.	1,000	37,533
Japan Real Estate Investment Corp.	14	74,368
Japan Retail Fund Investment Corp.	17	36,011

12	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Japan Tobacco, Inc.	9,000	$352,473
JGC Corp.	2,000	31,726
Joyo Bank, Ltd. (The)	9,000	36,551
JSR Corp.	2,400	34,854
JX Holdings, Inc.	59,300	226,467
Kajima Corp.	9,000	50,910
Kakaku.com, Inc.	2,000	38,802
Kaneka Corp.	6,000	57,422
Kao Corp.	3,900	209,295
Kawasaki Heavy Industries, Ltd.	13,000	40,254
KDDI Corp.	31,400	795,130
Keikyu Corp.	5,000	41,437
Keio Corp.	5,000	44,437
Kewpie Corp.	1,300	28,439
Kintetsu Group Holdings Co., Ltd.	12,000	49,483
Kirin Holdings Co., Ltd.	7,500	106,508
Kobayashi Pharmaceutical Co., Ltd.	700	59,645
Komatsu, Ltd.	3,200	47,845
Konami Holdings Corp.	2,400	55,576
Kuraray Co., Ltd.	3,500	42,218
Kyowa Hakko Kirin Co., Ltd.	5,000	72,485
Kyushu Electric Power Co., Inc.(1)	12,800	138,322
Lawson, Inc.	1,000	78,956
Lion Corp.	5,000	46,476
M3, Inc.	2,200	50,458
Makita Corp.	1,000	56,287
Marubeni Corp.	12,600	60,264
Maruichi Steel Tube, Ltd.	1,200	33,981
Matsumotokiyoshi Holdings Co., Ltd.	1,000	46,798
MEIJI Holdings Co., Ltd.	1,400	117,513
Miraca Holdings, Inc.	1,700	70,158
Mitsubishi Chemical Holdings Corp.	14,500	80,870
Mitsubishi Corp.	5,000	80,150
Mitsubishi Gas Chemical Co., Inc.	10,000	47,797
Mitsubishi Heavy Industries, Ltd.	12,000	47,162
Mitsubishi Materials Corp.	18,000	55,523
Mitsubishi Motors Corp.	7,000	56,529
Mitsubishi Tanabe Pharma Corp.	3,600	59,155
Mitsubishi UFJ Financial Group, Inc.	47,300	242,549
Mitsui & Co., Ltd.	5,400	61,380
Mitsui Chemicals, Inc.	14,000	61,288
Mitsui O.S.K. Lines, Ltd.	23,000	45,573
Mizuho Financial Group, Inc.	77,400	133,919
MS&AD Insurance Group Holdings, Inc.	3,700	100,496
Murata Manufacturing Co., Ltd.	1,500	173,502
NEC Corp.	32,000	84,753

Security	Shares	Value

Japan (continued)
NGK Spark Plug Co., Ltd.	1,900	$44,890
NH Foods, Ltd.	2,000	38,809
Nidec Corp.	1,500	102,343
Nihon Kohden Corp.	2,000	44,975
Nikon Corp.	4,700	69,144
Nippon Building Fund, Inc.	14	72,411
Nippon Electric Glass Co., Ltd.	8,000	41,405
Nippon Express Co., Ltd.	6,000	28,106
Nippon Kayaku Co., Ltd.	4,000	42,855
Nippon Paint Holdings Co., Ltd.	2,000	38,229
Nippon Paper Industries Co., Ltd.	1,900	30,522
Nippon Shinyaku Co., Ltd.	1,000	34,837
Nippon Shokubai Co., Ltd.	600	39,218
Nippon Telegraph & Telephone Corp.	13,200	561,958
Nippon Yusen K.K.	16,000	34,325
Nissan Chemical Industries, Ltd.	2,000	46,302
Nissan Motor Co., Ltd.	9,100	90,506
Nisshin Seifun Group, Inc.	3,800	61,515
Nissin Foods Holdings Co., Ltd.	800	40,781
Nitori Holdings Co., Ltd.	400	32,490
Nitto Denko Corp.	2,100	120,759
Nomura Real Estate Master Fund, Inc.(1)	40	49,204
Nomura Research Institute, Ltd.	900	32,659
NTT Data Corp.	1,600	77,095
NTT DoCoMo, Inc.	24,700	547,802
Obayashi Corp.	5,000	45,107
Obic Co., Ltd.	1,000	51,800
Odakyu Electric Railway Co., Ltd.	4,000	42,546
Okinawa Electric Power Co., Inc. (The)	2,900	70,766
Ono Pharmaceutical Co., Ltd.	1,000	161,163
Oracle Corp. Japan	1,400	63,582
Oriental Land Co., Ltd.	1,300	83,012
Osaka Gas Co., Ltd.	48,000	182,056
Otsuka Holdings Co., Ltd.	4,700	158,115
Recruit Holdings Co., Ltd.	1,700	53,669
Resona Holdings, Inc.	9,200	42,309
Ricoh Co., Ltd.	4,500	43,508
Rinnai Corp.	500	45,917
San-Ai Oil Co., Ltd.	4,000	31,019
Santen Pharmaceutical Co., Ltd.	5,500	87,862
Sawai Pharmaceutical Co., Ltd.	1,000	69,348
SECOM Co., Ltd.	700	48,777
Seiko Epson Corp.	2,900	40,666
Sekisui House, Ltd.	3,000	47,223
Seven Bank, Ltd.	9,500	40,460
Sharp Corp.(1)	55,000	63,733

13	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Shimadzu Corp.	4,000	$61,935
Shimamura Co., Ltd.	400	44,744
Shimizu Corp.	6,000	46,515
Shin-Etsu Chemical Co., Ltd.	4,200	214,520
Shionogi & Co., Ltd.	2,100	91,643
Shizuoka Bank, Ltd. (The)	7,000	61,108
Showa Denko K.K.	23,000	25,202
Showa Shell Sekiyu K.K.	6,200	50,603
Sompo Japan Nipponkoa Holdings, Inc.	3,000	88,970
Sumitomo Corp.	6,300	62,799
Sumitomo Electric Industries, Ltd.	3,600	47,433
Sumitomo Metal Mining Co., Ltd.	5,000	53,055
Sumitomo Mitsui Financial Group, Inc.	4,300	144,259
Sumitomo Osaka Cement Co., Ltd.	12,000	48,913
Sumitomo Realty & Development Co., Ltd.	2,000	56,065
Suntory Beverage & Food, Ltd.	1,200	55,498
Suruga Bank, Ltd.	2,000	36,311
Taiheiyo Cement Corp.	23,000	66,307
Taisei Corp.	7,000	43,565
Takashimaya Co., Ltd.	6,000	51,388
Takeda Pharmaceutical Co., Ltd.	6,200	300,227
TDK Corp.	1,400	76,901
TEIJIN, Ltd.	12,000	43,967
Terumo Corp.	3,800	120,823
Toho Gas Co., Ltd.	15,000	98,652
Tokio Marine Holdings, Inc.	2,500	89,449
Tokyo Electric Power Co., Inc.(1)	25,000	125,623
Tokyo Gas Co., Ltd.	53,000	244,205
Tokyu Corp.	7,000	54,557
TonenGeneral Sekiyu K.K.	10,000	81,522
Toray Industries, Inc.	14,000	118,675
Toshiba Corp.(1)	25,000	41,741
TOTO, Ltd.	1,500	48,682
Toyo Suisan Kaisha, Ltd.	1,400	48,483
Toyota Motor Corp.	7,700	463,768
Trend Micro, Inc.(1)	1,500	63,103
Tsuruha Holdings, Inc.	600	49,791
Ube Industries, Ltd.	32,000	62,326
Unicharm Corp.	4,500	87,840
UNY Group Holdings Co., Ltd.	8,100	51,894
USS Co., Ltd.	2,100	32,259
West Japan Railway Co.	1,000	64,789
Yahoo! Japan Corp.	13,100	49,975
Yamaguchi Financial Group, Inc.	3,000	32,486
Yamato Holdings Co., Ltd.	1,600	35,129
Yamazaki Baking Co., Ltd.	2,000	43,626

Security	Shares	Value

Japan (continued)
Yokohama Rubber Co., Ltd. (The)	2,500	$37,479
Zeon Corp.	6,000	40,469

		$16,566,578

Netherlands — 3.8%
Aalberts Industries NV	1,603	$50,630
Aegon NV	12,684	71,728
Akzo Nobel NV	3,900	250,173
Altice NV, Class B(1)	1,339	19,816
Arcadis NV	1,684	22,583
ASM International NV	1,283	51,103
ASML Holding NV	3,797	348,497
AVG Technologies NV(1)	1,500	28,305
Boskalis Westminster	1,167	45,972
Cimpress NV(1)	973	76,400
Eurocommercial Properties NV	530	23,167
Euronext NV(2)	672	32,576
Fugro NV(1)	3,598	53,012
Gemalto NV	1,094	65,740
IMCD Group NV	1,268	44,951
ING Groep NV	29,974	341,472
InterXion Holding NV(1)	1,200	37,692
Koninklijke BAM Groep NV(1)	5,882	31,606
Koninklijke DSM NV	3,099	150,215
Koninklijke KPN NV	66,651	257,916
Koninklijke Philips NV	8,684	231,252
Koninklijke Vopak NV	1,811	78,770
NN Group NV	1,200	40,655
OCI NV(1)	2,698	48,827
QIAGEN NV(1)	4,267	97,478
Refresco Gerber NV(1)(2)	2,496	41,770
RELX NV	20,724	345,810
Sligro Food Group NV	3,203	117,402
TKH Group NV	1,737	64,554
Unilever NV	15,496	679,954
Wereldhave NV	361	19,722
Wessanen	11,335	96,233
Wolters Kluwer NV	3,405	115,952

		$3,981,933

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	72,319	$88,288
Auckland International Airport, Ltd.	25,117	90,616
Contact Energy, Ltd.	12,191	36,440
Fisher & Paykel Healthcare Corp., Ltd.	10,700	60,150

14	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

New Zealand (continued)
Fletcher Building, Ltd.	17,578	$78,803
Goodman Property Trust	59,100	48,137
Kiwi Property Group, Ltd.	27,554	24,534
Meridian Energy, Ltd.	16,299	24,910
Mighty River Power, Ltd.	16,147	27,824
Nuplex Industries, Ltd.	8,690	23,429
Precinct Properties New Zealand, Ltd.	57,750	46,073
Ryman Healthcare, Ltd.	8,800	45,939
SKYCITY Entertainment Group, Ltd.	20,643	62,655
Spark New Zealand, Ltd.	47,000	102,806
Trade Me, Ltd.	13,289	34,639
Xero, Ltd.(1)	7,224	79,008
Z Energy, Ltd.	25,537	111,497

		$985,748

Norway — 2.0%
Atea ASA	6,981	$56,823
Austevoll Seafood ASA	5,049	32,397
Borregaard ASA	13,595	68,997
DNB ASA	13,456	162,361
Gjensidige Forsikring ASA	3,579	56,949
Golar LNG, Ltd.	2,320	43,198
Kongsberg Gruppen ASA	4,193	66,866
Leroy Seafood Group ASA	1,349	51,737
Nordic American Tankers, Ltd.	1,500	19,065
Nordic Semiconductor ASA(1)	21,943	102,570
Opera Software ASA	17,007	87,060
Orkla ASA	13,667	110,722
Prosafe SE	5,622	9,160
Salmar ASA	3,093	60,985
Schibsted ASA, Class B(1)	6,615	186,029
SpareBank 1 SMN	4,478	24,279
SpareBank 1 SR-Bank ASA	4,300	17,798
Statoil ASA	12,312	168,471
Stolt-Nielsen, Ltd.	2,767	31,777
Subsea 7 SA(1)	3,900	23,354
Telenor ASA	14,873	242,612
TGS Nopec Geophysical Co. ASA	3,696	53,564
Tomra Systems ASA	7,121	69,133
Veidekke ASA	5,447	68,235
XXL ASA(2)	5,174	54,457
Yara International ASA	5,175	196,183

		$2,064,782

Security	Shares	Value

Portugal — 1.0%
Banco BPI SA(1)	20,010	$21,898
Banco Comercial Portugues SA(1)	2,736,645	115,768
CTT-Correios de Portugal SA	12,934	112,353
EDP-Energias de Portugal SA	33,754	117,871
Galp Energia SGPS SA, Class B	13,146	155,972
Jeronimo Martins SGPS SA	12,608	175,835
NOS SGPS SA	18,782	136,299
Pharol SGPS SA(1)	189,661	49,268
Portucel SA	38,006	127,229
REN - Redes Energeticas Nacionais SGPS SA	6,664	20,032

		$1,032,525

Singapore — 2.0%
Ascendas Real Estate Investment Trust	33,000	$54,110
Biosensors International Group, Ltd.(1)	146,600	79,486
Boustead Singapore, Ltd.	5,000	2,787
BW LPG, Ltd.(2)	6,119	46,983
CapitaLand Commercial Trust, Ltd.	39,500	36,143
CapitaLand Mall Trust	23,000	32,315
ComfortDelGro Corp., Ltd.	28,000	55,952
DBS Group Holdings, Ltd.	6,900	68,595
Ezra Holdings, Ltd.(1)	291,000	11,800
Flextronics International, Ltd.(1)	22,878	239,761
Genting Singapore PLC	119,400	59,555
Golden Agri-Resources, Ltd.	236,400	61,926
Haw Par Corp, Ltd.	3,200	17,359
Hutchison Port Holdings Trust	59,500	28,430
IGG, Inc.	53,000	24,524
International Healthway Corp, Ltd.(1)	602,900	29,224
Keppel Infrastructure Trust	169,500	54,860
Keppel REIT	75,800	47,726
Midas Holdings, Ltd.	80,000	14,402
Neptune Orient Lines, Ltd.(1)	40,000	34,812
OSIM International, Ltd.	58,000	41,512
Oversea-Chinese Banking Corp., Ltd.	13,000	72,749
Pacific Radiance, Ltd.	38,400	8,172
Petra Foods, Ltd.	11,000	17,852
Sheng Siong Group, Ltd.	45,400	26,671
Singapore Airlines, Ltd.	6,000	46,677
Singapore Airport Terminal Services, Ltd.	8,800	24,075
Singapore Exchange, Ltd.	8,300	41,348
Singapore Post, Ltd.	37,200	35,014
Singapore Press Holdings, Ltd.	62,700	157,385
Singapore Technologies Engineering, Ltd.	20,000	40,569
Singapore Telecommunications, Ltd.	109,200	270,778

15	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Singapore (continued)
Suntec REIT	17,000	$18,988
UOL Group, Ltd.	4,700	18,620
Venture Corp., Ltd.	9,000	49,309
Wilmar International, Ltd.	75,700	153,054

		$2,023,523

Spain — 3.9%
Abertis Infraestructuras SA	8,707	$129,720
Aena SA(1)(2)	991	110,342
Almirall SA	5,496	106,109
Amadeus IT Holding SA, Class A	10,576	431,911
Banco Popular Espanol SA	25,747	69,567
Banco Santander SA	46,504	199,289
Bankia SA	37,040	36,860
Bankinter SA	4,724	32,966
Bolsas y Mercados Espanoles SHMSF SA	760	22,833
CaixaBank SA	20,372	61,895
Cellnex Telecom SAU(2)	1,783	30,729
Cia de Distribucion Integral Logista Holdings SA	1,397	29,123
Construcciones y Auxiliar de Ferrocarriles SA	75	19,908
Ebro Foods SA	7,320	143,464
Enagas SA	2,646	76,962
Ence Energia y Celulosa SA	8,194	26,130
Faes Farma SA	11,377	33,348
Ferrovial SA	4,972	108,951
Grifols SA	12,900	269,239
Iberdrola SA	42,072	295,735
Industria de Diseno Textil SA	10,957	360,586
Mediaset Espana Comunicacion SA	3,563	34,650
Melia Hotels International SA	3,749	40,940
Merlin Properties Socimi SA	3,200	37,162
Pharma Mar SA(1)	18,969	48,175
Prosegur Cia de Seguridad SA	6,773	30,382
Red Electrica Corp. SA	938	75,944
Repsol SA	44,446	460,838
Tecnicas Reunidas SA	848	28,256
Telefonica SA	38,500	406,347
Tubacex SA	18,507	33,445
Vidrala SA	1,474	72,162
Viscofan SA	2,464	147,687
Zardoya Otis SA	4,388	46,227

		$4,057,882

Security	Shares	Value

Sweden — 3.9%
Assa Abloy AB, Class B	4,267	$90,440
Axfood AB	3,353	58,666
Betsson AB(1)	4,560	72,890
BillerudKorsnas AB	7,160	114,094
BioGaia AB, Class B	1,123	33,692
Castellum AB	1,758	26,209
Cloetta AB, Class B(1)	10,000	32,151
Elekta AB, Class B	16,733	124,788
Evolution Gaming Group AB(1)(2)	1,245	44,214
Fabege AB	1,995	30,929
Fingerprint Cards AB, Class B(1)	1,275	68,997
Granges AB	7,960	61,807
Hennes & Mauritz AB, Class B	7,899	258,670
Hexpol AB	14,655	130,045
Holmen AB, Class B	2,067	59,241
Hufvudstaden AB, Class A	4,040	55,671
ICA Gruppen AB	2,746	97,119
Industrial & Financial Systems, Class B	1,025	43,597
Industrivarden AB, Class A	1,313	22,716
Industrivarden AB, Class C	1,606	25,436
L E Lundbergforetagen, Class B	596	30,512
Lifco AB	2,300	51,158
Lundin Petroleum AB(1)	7,983	114,776
Meda AB, Class A	13,150	141,518
Medivir AB, Class B(1)	11,060	86,666
Mycronic AB	3,200	28,699
NCC AB, Class B	1,940	65,862
NetEnt AB(1)	490	24,506
NIBE Industrier AB, Class B	1,022	29,533
Pandox AB(1)	2,329	36,286
Sandvik AB	8,816	73,775
Securitas AB, Class B	2,566	37,823
Skandinaviska Enskilda Banken AB, Class A	9,689	93,387
Skanska AB, Class B	3,676	70,923
SKF AB, Class B	3,418	52,130
SSAB AB, Class A(1)	14,126	34,072
SSAB AB, Class B(1)	7,841	16,471
Svenska Cellulosa AB SCA, Class A	1,100	32,446
Svenska Cellulosa AB SCA, Class B	9,895	293,264
Svenska Handelsbanken AB, Class A	5,505	69,266
Swedbank AB, Class A	5,347	112,142
Telefonaktiebolaget LM Ericsson, Class B	37,675	334,647
TeliaSonera AB	109,516	517,242
Trelleborg AB, Class B	2,000	34,521
Unibet Group PLC SDR	4,616	52,247
Vitrolife AB	1,255	39,534

16	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
Volvo AB	6,473	$58,793
Wallenstam AB, Class B	3,541	25,224
Wihlborgs Fastigheter AB	1,547	29,721

		$4,038,516

Switzerland — 7.7%
Allreal Holding AG	213	$28,092
Baloise Holding AG	255	31,259
Banque Cantonale Vaudoise	88	53,129
Barry Callebaut AG	43	49,226
Belimo Holding AG	10	22,677
Berner Kantonalbank AG	118	22,285
Bucher Industries AG	171	35,062
Burckhardt Compression Holdings AG	110	34,341
Cembra Money Bank AG	435	26,173
Chocoladefabriken Lindt & Spruengli AG	1	69,066
Chocoladefabriken Lindt & Spruengli AG PC	9	52,737
Clariant AG(1)	3,271	53,414
Comet Holding AG	91	55,855
Compagnie Financiere Richemont SA, Class A	11,694	760,062
Credit Suisse Group AG	7,921	140,323
Daetwyler Holding AG	436	55,660
DKSH Holding AG	1,013	62,376
dorma+kaba Holding AG	62	38,300
Dufry AG(1)	818	88,698
EFG International AG	2,974	25,927
Ems-Chemie Holding AG	229	96,120
Flughafen Zuerich AG	114	84,055
Gategroup Holding AG	975	36,042
Geberit AG	465	164,828
Givaudan SA	184	344,574
Helvetia Holding AG	91	47,422
Implenia AG	1,071	52,547
Inficon Holding AG	86	24,405
Julius Baer Group, Ltd.	1,792	76,065
Kardex AG(1)	528	37,840
Komax Holding AG	194	41,182
Kudelski SA	2,140	29,383
Kuehne & Nagel International AG	525	69,484
Kuoni Reisen Holding AG	203	63,186
LEM Holding SA	25	18,366
Leonteq AG	316	39,319
Luzerner Kantonalbank AG	71	26,371
Mobimo Holding AG	140	29,558
Nestle SA	14,747	1,086,446
Novartis AG	9,527	738,089

Security	Shares	Value

Switzerland (continued)
Panalpina Welttransport Holding AG	480	$46,593
Pargesa Holding SA	707	41,205
Partners Group Holding AG	209	75,377
PSP Swiss Property AG	555	47,295
Roche Holding AG	600	154,368
Roche Holding AG PC	717	185,720
Schindler Holding AG	363	56,096
Schindler Holding AG PC	787	120,607
Schmolz & Bickenbach AG(1)	42,451	20,380
SFS Group AG	763	49,569
SGS SA	81	157,419
Sika AG	47	168,196
Sonova Holding AG	815	97,895
Sulzer AG	739	67,398
Swatch Group, Ltd. (The)	1,267	84,085
Swatch Group, Ltd. (The), Bearer Shares	692	236,670
Swiss Life Holding AG	185	47,157
Swiss Prime Site AG	635	50,818
Swiss Re AG	1,807	168,207
Swisscom AG	786	390,975
Syngenta AG	1,503	553,427
Temenos Group AG	1,809	87,929
Valiant Holding AG	314	34,265
Valora Holding AG	105	21,622
Vontobel Holding AG	783	32,985
Zurich Insurance Group AG	818	181,322

		$7,987,524

United Kingdom — 15.8%
AA PLC	6,677	$28,145
Admiral Group PLC	1,744	44,311
Anglo American PLC	41,349	164,929
Antofagasta PLC	15,011	81,918
AstraZeneca PLC	9,375	603,661
Auto Trader Group PLC(2)	25,470	142,979
Aviva PLC	17,656	121,769
Babcock International Group PLC	5,474	71,734
BAE Systems PLC	27,981	206,943
Bellway PLC	1,268	50,349
Berendsen PLC	3,622	56,479
Berkeley Group Holdings PLC	1,706	86,250
BP PLC	90,222	487,219
British American Tobacco PLC	8,746	487,357
British Land Co. PLC (The)	6,863	72,703
BT Group PLC	73,850	513,967
BTG PLC(1)	12,710	106,517

17	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Bunzl PLC	3,482	$93,152
Burberry Group PLC	2,842	48,703
Capita PLC	7,284	122,610
Capital & Counties Properties PLC	4,760	25,189
Carnival PLC	1,340	66,845
Centamin PLC	78,849	76,477
Close Brothers Group PLC	2,061	37,973
Cobham PLC	15,469	56,162
Compass Group PLC	9,959	171,393
Computacenter PLC	3,234	38,140
Croda International PLC	3,328	135,914
Daily Mail & General Trust PLC, Class A	3,261	31,577
Derwent London PLC	788	36,548
Diageo PLC	13,712	369,148
Dignity PLC	1,144	38,413
Direct Line Insurance Group PLC	6,547	35,167
Dixons Carphone PLC	13,582	92,112
easyJet PLC	3,104	68,805
Electrocomponents PLC	27,748	83,237
Elementis PLC	29,679	91,146
Essentra PLC	8,366	87,917
Experian PLC	9,393	160,234
Fidessa Group PLC	1,354	36,382
FirstGroup PLC(1)	21,263	28,319
Fresnillo PLC	10,369	107,328
G4S PLC	20,179	65,509
Galliford Try PLC	1,479	31,434
Genus PLC	3,036	62,309
GlaxoSmithKline PLC	36,324	748,291
Grainger PLC	13,002	42,946
Great Portland Estates PLC	2,834	31,082
Greene King PLC	3,179	40,045
Halma PLC	12,223	146,263
Hammerson PLC	5,110	42,689
Hays PLC	19,112	34,702
Hikma Pharmaceuticals PLC	3,708	107,027
Howden Joinery Group PLC	5,262	37,690
HSBC Holdings PLC	59,473	419,434
IMI PLC	3,418	39,468
Inchcape PLC	5,101	52,450
Informa PLC	6,043	54,958
Inmarsat PLC	9,579	150,816
Intertek Group PLC	1,996	80,900
Kingfisher PLC	14,107	66,015
Laird PLC	9,172	46,643
Land Securities Group PLC	3,692	57,903

Security	Shares	Value

United Kingdom (continued)
Legal & General Group PLC	29,072	$101,471
Lloyds Banking Group PLC	176,761	165,600
LondonMetric Property PLC	21,023	48,632
Marks & Spencer Group PLC	13,275	80,605
Marston’s PLC	18,673	42,098
Mears Group PLC	5,306	32,208
Melrose Industries PLC	2,018	8,606
Merlin Entertainments PLC(2)	4,727	28,022
Micro Focus International PLC	4,308	85,329
Moneysupermarket.com Group PLC	20,202	97,750
National Grid PLC	61,086	860,622
NCC Group PLC	10,809	48,769
Next PLC	916	90,791
Oxford Instruments PLC	4,584	47,994
Pearson PLC	8,808	99,438
Pennon Group PLC	12,929	163,879
Persimmon PLC(1)	2,218	64,720
Playtech PLC	9,889	108,675
Premier Farnell PLC	25,654	36,883
Provident Financial PLC	887	37,310
Randgold Resources, Ltd.	1,843	130,798
Reckitt Benckiser Group PLC	3,663	325,791
RELX PLC	7,191	126,522
Renishaw PLC	2,641	68,801
Rentokil Initial PLC	29,063	65,071
Restaurant Group PLC (The)	4,207	32,051
Rexam PLC	11,995	102,847
Rio Tinto PLC	18,383	450,784
Rotork PLC	16,830	41,207
Royal Dutch Shell PLC, Class A	32,328	706,221
Royal Dutch Shell PLC, Class B	26,445	576,182
Royal Mail PLC	7,486	49,216
RPC Group PLC	7,957	85,479
RSA Insurance Group PLC	10,493	62,648
Sage Group PLC (The)	30,341	270,462
SDL PLC	5,875	37,633
Segro PLC	8,230	51,648
Serco Group PLC(1)	19,990	24,401
Severn Trent PLC	6,390	200,525
Sky PLC	6,095	94,306
Smiths Group PLC	4,467	60,435
Spectris PLC	3,439	77,901
Spirax-Sarco Engineering PLC	1,300	56,741
Spirent Communications PLC	34,304	36,316
Sports Direct International PLC(1)	3,723	22,138
SSE PLC	16,510	342,572

18	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	13,815	$93,196
Standard Life PLC	7,333	38,314
Synthomer PLC	7,258	30,508
Tate & Lyle PLC	14,341	128,504
Telecom Plus PLC	5,780	83,095
Travis Perkins PLC	2,151	56,281
TT Electronics PLC	18,160	41,157
UBM PLC	7,445	55,695
Unilever PLC	7,481	328,900
UNITE Group PLC (The)	4,128	37,963
Victrex PLC	3,310	73,480
Vodafone Group PLC	299,585	962,971
William Hill PLC	9,326	51,919
Worldpay Group PLC(1)(2)	17,865	80,056
WS Atkins PLC	1,396	28,832
Xaar PLC	6,654	45,547
Xchanging PLC	20,955	56,623

		$16,365,834

Total Common Stocks (identified cost $106,007,290)		$102,389,505

Rights(1) — 0.0%(4)

Security	Shares	Value
Saipem SpA, Exp. 02/11/16	2,600	$8,168

Total Rights (identified cost $19,486)		$8,168

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(5)	$757	$757,143

Total Short-Term Investments (identified cost $757,143)		$757,143

Total Investments — 99.7% (identified cost $106,783,919)		$103,154,816

Other Assets, Less Liabilities — 0.3%		$331,345

Net Assets — 100.0%		$103,486,161

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $776,975 or 0.8% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.9%	$35,090,669
British Pound Sterling	16.0	16,600,132
Japanese Yen	16.0	16,566,578
Australian Dollar	7.9	8,178,301
Swiss Franc	7.8	8,079,175
Swedish Krona	3.9	4,038,516
Hong Kong Dollar	3.6	3,709,701
United States Dollar	2.7	2,818,960
Norwegian Krone	2.0	2,113,284
Danish Krone	1.9	1,916,844
Singapore Dollar	1.7	1,710,092
Israeli Shekel	1.3	1,346,816
New Zealand Dollar	1.0	985,748

Total Investments	99.7%	$103,154,816

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.2%	$12,604,058
Industrials	11.5	11,906,068
Consumer Discretionary	11.3	11,686,718
Consumer Staples	11.2	11,614,990
Materials	10.1	10,462,519
Health Care	9.9	10,202,953
Telecommunication Services	9.7	10,028,633
Information Technology	9.2	9,553,168
Utilities	7.6	7,815,022
Energy	6.3	6,523,544
Short-Term Investments	0.7	757,143

Total Investments	99.7%	$103,154,816

19	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

20	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Statement of Assets and Liabilities

Assets	January 31, 2016
Unaffiliated investments, at value (identified cost, $106,026,776)	$102,397,673
Affiliated investment, at value (identified cost, $757,143)	757,143
Foreign currency, at value (identified cost, $175,755)	174,759
Dividends receivable	123,311
Interest receivable from affiliated investment	316
Receivable for Fund shares sold	91,940
Tax reclaims receivable	157,607
Receivable from affiliates	42,870
Total assets	$103,745,619

Liabilities
Payable for Fund shares redeemed	$97,124
Payable to affiliates:
Investment adviser and administration fee	54,432
Distribution and service fees	2,488
Accrued expenses	105,414
Total liabilities	$259,458
Net Assets	$103,486,161

Sources of Net Assets
Paid-in capital	$107,631,049
Accumulated net realized loss	(414,127)
Accumulated distributions in excess of net investment income	(83,447)
Net unrealized depreciation	(3,647,314)
Total	$103,486,161

Investor Class Shares
Net Assets	$12,069,071
Shares Outstanding	1,123,210
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.75

Institutional Class Shares
Net Assets	$30,808,312
Shares Outstanding	2,860,841
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.77

Class R Shares
Net Assets	$870
Shares Outstanding	81
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.74

Class R6 Shares
Net Assets	$60,607,908
Shares Outstanding	5,628,226
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.77

21	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Statement of Operations

Investment Income	Year Ended January 31, 2016
Dividends (net of foreign taxes, $315,958)	$3,268,730
Interest allocated from affiliated investment	1,786
Expenses allocated from affiliated investment	(107)
Total investment income	$3,270,409

Expenses
Investment adviser and administration fee	$778,423
Distribution and service fees
Investor Class	24,674
Class R	2
Trustees’ fees and expenses	6,541
Custodian fee	99,246
Transfer and dividend disbursing agent fees	25,202
Legal and accounting services	47,942
Printing and postage	16,912
Registration fees	89,601
Miscellaneous	39,397
Total expenses	$1,127,940
Deduct —
Allocation of expenses to affiliates	$390,011
Total expense reductions	$390,011

Net expenses	$737,929

Net investment income	$2,532,480

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(105,554)
Investment transactions allocated from affiliated investment	1
Foreign currency transactions	18,804
Net realized loss	$(86,749)
Change in unrealized appreciation (depreciation) —
Investments	$(6,232,282)
Foreign currency	(12,498)
Net change in unrealized appreciation (depreciation)	$(6,244,780)

Net realized and unrealized loss	$(6,331,529)

Net decrease in net assets from operations	$(3,799,049)

22	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2016		2015
From operations —
Net investment income	$2,532,480		$2,467,163
Net realized gain (loss) from investment and foreign currency transactions	(86,749)		8,074,145
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(6,244,780)		(10,199,743)
Net increase (decrease) in net assets from operations	$(3,799,049)		$341,565
Distributions to shareholders —
From net investment income
Investor Class	$(274,718)		$(181,582)
Institutional Class	(832,932)		(2,111,617)
Class R	(21)		—
Class R6	(1,471,848)		—
From net realized gain
Investor Class	(4,239)		(298,365)
Institutional Class	(11,866)		(2,931,932)
Class R	(0	)(1)	—
Class R6	(20,752)		—
Total distributions to shareholders	$(2,616,376)		$(5,523,496)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$9,665,385		$5,338,950
Institutional Class	36,179,080		34,388,019
Class R	1,000		—
Class R6	66,776,856		—
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	278,957		405,557
Institutional Class	541,239		2,101,145
Class R6	154,003		—
Cost of shares redeemed
Investor Class	(5,436,174)		(10,964,044)
Institutional Class	(88,215,174)		(16,308,189)
Class R6	(2,741,307)		—
Net increase in net assets from Fund share transactions	$17,203,865		$14,961,438

Net increase in net assets	$10,788,440		$9,779,507

Net Assets
At beginning of year	$92,697,721		$82,918,214
At end of year	$103,486,161		$92,697,721

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(83,447)		$(206,492)

(1)	Amount is less than $(0.50).

23	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Financial Highlights

	Investor Class
	Year Ended January 31,
	2016	2015		2014	2013	2012
Net asset value — Beginning of year	$11.410	$11.960		$11.180	$9.850	$10.960

Income (Loss) From Operations
Net investment income(1)	$0.217	$0.355	(2)	$0.195	$0.227	$0.172
Net realized and unrealized gain (loss)	(0.607)	(0.242)		0.822	1.370	(1.073)

Total income (loss) from operations	$(0.390)	$0.113		$1.017	$1.597	$(0.901)

Less Distributions
From net investment income	$(0.266)	$(0.251)		$(0.237)	$(0.267)	$(0.209)
From net realized gain	(0.004)	(0.412)		—	—	—

Total distributions	$(0.270)	$(0.663)		$(0.237)	$(0.267)	$(0.209)

Net asset value — End of year	$10.750	$11.410		$11.960	$11.180	$9.850

Total Return(3)	(3.73)%	1.01%		9.04%	16.32%	(8.11)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,069	$8,503		$14,007	$7,038	$12,263
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.90%	0.97%		1.05%	1.29%	1.50%
Net investment income	1.86%	2.83	%(2)	1.65%	2.22%	1.68%
Portfolio Turnover	34%	63%		35%	44%	60%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.35%, 0.32%, 0.29%, 0.29% and 0.25% of average daily net assets for the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

24	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,
	2016	2015		2014	2013	2012
Net asset value — Beginning of year	$11.430	$11.990		$11.200	$9.880	$10.970

Income (Loss) From Operations
Net investment income(1)	$0.325	$0.333	(2)	$0.259	$0.252	$0.239
Net realized and unrealized gain (loss)	(0.693)	(0.184)		0.790	1.375	(1.104)

Total income (loss) from operations	$(0.368)	$0.149		$1.049	$1.627	$(0.865)

Less Distributions
From net investment income	$(0.288)	$(0.297)		$(0.259)	$(0.307)	$(0.225)
From net realized gain	(0.004)	(0.412)		—	—	—

Total distributions	$(0.292)	$(0.709)		$(0.259)	$(0.307)	$(0.225)

Net asset value — End of year	$10.770	$11.430		$11.990	$11.200	$9.880

Total Return(3)	(3.37)%	1.22%		9.31%	16.59%	(7.76)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,808	$84,195		$68,911	$54,167	$45,957
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.65%	0.72%		0.80%	1.02%	1.25%
Net investment income	2.72%	2.66	%(2)	2.20%	2.45%	2.28%
Portfolio Turnover	34%	63%		35%	44%	60%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.35%, 0.32%, 0.29%, 0.30% and 0.25% of average daily net assets for the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

25	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Financial Highlights — continued

	Class R
	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$12.340

Income (Loss) From Operations
Net investment income(2)	$0.044
Net realized and unrealized loss	(1.384)

Total loss from operations	$(1.340)

Less Distributions
From net investment income	$(0.256)
From net realized gain	(0.004)

Total distributions	$(0.260)

Net asset value — End of period	$10.740

Total Return(3)	(10.98	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)
Net investment income	0.82	%(6)
Portfolio Turnover	34	%(7)

(1)	For the period from the commencerment of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.35% of average daily net assets for the period ended January 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Financial Highlights — continued

	Class R6
	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$12.380

Income (Loss) From Operations
Net investment income(2)	$0.059
Net realized and unrealized loss	(1.374)

Total loss from operations	$(1.315)

Less Distributions
From net investment income	$(0.291)
From net realized gain	(0.004)

Total distributions	$(0.295)

Net asset value — End of period	$10.770

Total Return(3)	(10.77	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,608
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.62	%(6)
Net investment income	1.10	%(6)
Portfolio Turnover	34	%(7)

(1)	For the period from the commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.35% of average daily net assets for the period ended January 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

27	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares, Investor Class, Institutional Class, Class R and Class R6 shares, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

28

Parametric International Equity Fund

January 31, 2016

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2016 and January 31, 2015 was as follows:

	Year Ended January 31,
	2016	2015

Distributions declared from:
Ordinary income	$2,579,519	$2,293,199
Long-term capital gains	$36,857	$3,230,297

During the year ended January 31, 2016, accumulated net realized loss was increased by $170,084 and accumulated distributions in excess of net investment income was decreased by $170,084 due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$49,728
Undistributed long-term capital gains	$97,234
Net unrealized depreciation	$(4,291,850)

29

Parametric International Equity Fund

January 31, 2016

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and investments in PFICs.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,428,455

Gross unrealized appreciation	$10,468,665
Gross unrealized depreciation	(14,742,304)

Net unrealized depreciation	$(4,273,639)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.65% (0.75% prior to August 10, 2015) of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended January 31, 2016, the investment adviser and administration fee amounted to $778,423 or 0.70% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 0.65%, 1.15% and 0.62% of the Fund’s average daily net assets for Investor Class, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after August 10, 2016. Pursuant to this agreement, EVM and Parametric were allocated $390,011 in total of the Fund’s operating expenses for the year ended January 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2016, EVM earned $1,692 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and services fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2016 amounted to $24,674 for Investor Class shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2016, the Fund paid or accrued to EVD $1 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2016 amounted to $1 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

30

Parametric International Equity Fund

January 31, 2016

Notes to Financial Statements — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $52,689,942 and $37,187,732, respectively, for the year ended January 31, 2016.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2016	2015

Sales	821,612	418,943
Issued to shareholders electing to receive payments of distributions in Fund shares	24,406	35,420
Redemptions	(467,746)	(880,596)

Net increase (decrease)	378,272	(426,233)

	Year Ended January 31,
Institutional Class	2016	2015

Sales	3,067,229	2,733,329
Issued to shareholders electing to receive payments of distributions in Fund shares	47,270	183,186
Redemptions	(7,618,165)	(1,297,574)

Net increase (decrease)	(4,503,666)	1,618,941

Class R	Period Ended January 31, 2016(1)

Sales	81

Net increase	81

Class R6	Period Ended January 31, 2016(1)

Sales	5,858,132
Issued to shareholders electing to receive payments of distributions in Fund shares	13,450
Redemptions	(243,356)

Net increase	5,628,226

(1)	Class R and Class R6 commenced operations on August 10, 2015.

At January 31, 2016, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 53.0% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate.

31

Parametric International Equity Fund

January 31, 2016

Notes to Financial Statements — continued

In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2016.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$239,761	$31,563,754		$0	$31,803,515
Developed Europe	912,889	67,697,409		—	68,610,298
Developed Middle East	602,609	1,373,083		—	1,975,692

Total Common Stocks	$1,755,259	$100,634,246	**	$0	$102,389,505

Rights	$8,168	$—		$—	$8,168
Short-Term Investments	—	757,143		—	757,143

Total Investments	$1,763,427	$101,391,389		$0	$103,154,816

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2016 is not presented. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

32

Parametric International Equity Fund

January 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric International Equity Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2016

33

Parametric International Equity Fund

January 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2016, the Fund designates approximately $3,203,342, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2016, the Fund paid foreign taxes of $292,799 and recognized foreign source income of $3,584,268.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2016, $97,701 or, if subsequently determined to be different, the net capital gain of such year.

34

Parametric International Equity Fund

January 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm)
(1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Parametric International Equity Fund

January 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Vice-Chairperson of the Board and Trustee	2016 (Vice-Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm)
(1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairperson of the Board and Trustee	2007 (Chairperson) and 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

36

Parametric International Equity Fund

January 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touch LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736 1.31.16

Parametric Emerging Markets Fund Annual Report January 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2016

Parametric Emerging Markets Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	41

Federal Tax Information	42

Management and Organization	43

Important Notices	46

Parametric Emerging Markets Fund

January 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2016, emerging-market equities were generally characterized by dramatic volatility, fed by country-specific themes such as political unrest, fiscal challenges and unstable currency values.

The 12-month period began with investors pessimistic toward the emerging-market asset class. This was partially due to the collapse in crude oil prices at the end of 2014, paired with continuing political challenges in Greece, Brazil and Russia. These factors contributed to a steep decline in emerging-market returns at the start of the 12-month period. One bright spot in early 2015 was a sharp rally in Chinese shares, which was aided by a renewed use of margin accounts by local retail investors. This rally continued to support emerging-market returns in the first half of 2015 and was assisted by a bounce-back in Russia, as the ruble experienced a dramatic rally, making Russian securities among the highest-returning for the first six months of 2015. However, results again turned negative in the middle of the year, with Brazil’s market experiencing a strong decline on government corruption scandals, China’s rally ending with a sharp reversal in July and August, and Greece’s confrontation with Europe resulting in its market being shuttered for an extended period. The remainder of the 12-month period was difficult for the asset class, as the continuing decline in commodity prices, along with growing concerns about China’s economic slowdown, negatively affected a large number of emerging economies.

Frontier markets (as measured by the MSCI Frontier Markets Index)2 presented a slightly better situation than the broader emerging markets category (as measured by the MSCI Emerging Markets Index), as many of the less globally integrated economies did not fall as sharply in the latter half of the 12-month period. In particular, Argentina’s market rallied over the period, as surprise election results led to political reforms that are on course to bring the country back into the global economic community.

Fund Performance

For the 12-month period ended January 31, 2016, Parametric Emerging Markets Fund (the Fund) had a total return of –19.59% for Investor Class shares at net asset value (NAV), outperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), which returned –20.91% for the same period.

The Fund’s overweight position versus the Index in Hungary was a significant contributor to Fund performance relative to the Index, as Hungary’s economy grew in response to a series of wide-ranging political reforms during the period. In addition, the Fund’s underweight position in Brazil was a large contributor to relative Fund performance, as Brazil’s equity market fell on continuing political turmoil and deteriorating economic conditions during the period. Also, the Fund’s overweight position in Russia aided relative Fund performance, as the country rebounded strongly over the course of 2015.

Two of the largest detractors from Fund performance relative to the Index were the Fund’s underweight positions in Taiwan and South Korea. Both countries’ equity markets outperformed during the period amid healthy demand from the developed world for their technology exports. The Fund’s overweight position in Egypt also hurt relative Fund performance, as the country found itself mired in low economic growth and a worsening currency situation brought on by dwindling reserves of hard currencies during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

January 31, 2016

Performance2,3

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	06/30/2006	06/30/2006	–19.59%	–5.34%	2.12%
Class C at NAV	06/30/2006	06/30/2006	–20.23	–6.05	1.35
Class C with 1% Maximum Sales Charge	—	—	–21.02	–6.05	1.35
Institutional Class at NAV	06/30/2006	06/30/2006	–19.40	–5.09	2.37
Class R6 at NAV	07/01/2014	06/30/2006	–19.34	–5.07	2.38
MSCI Emerging Markets Index	—	—	–20.91%	–5.55%	2.31%

% Total Annual Operating Expense Ratios[4]		Investor Class	Class C	Institutional Class	Class R6
		1.36%	2.11%	1.11%	1.07%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	06/30/2006	$11,372	N.A.
Institutional Class	$50,000	06/30/2006	$62,596	N.A.
Class R6	$1,000,000	06/30/2006	$1,253,172	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Emerging Markets Fund

January 31, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

China Mobile, Ltd.	0.8%
Naspers, Ltd., Class N	0.7
America Movil SAB de CV, Series L	0.7
Richter Gedeon Nyrt.	0.6
OTP Bank Rt.	0.6
Taiwan Semiconductor Manufacturing Co., Ltd.	0.6
MTN Group, Ltd.	0.6
Komercni Banka AS	0.5
Cielo SA	0.5
Credicorp, Ltd.	0.5
Total	6.1%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Fund

January 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Emerging Markets Fund

January 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period* (8/1/15 – 1/31/16)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$837.70	$6.48	1.40%
Class C	$1,000.00	$833.80	$9.94	2.15%
Institutional Class	$1,000.00	$838.70	$5.33	1.15%
Class R6	$1,000.00	$839.30	$5.05	1.09%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.10	$7.12	1.40%
Class C	$1,000.00	$1,014.40	$10.92	2.15%
Institutional Class	$1,000.00	$1,019.40	$5.85	1.15%
Class R6	$1,000.00	$1,019.70	$5.55	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015.

6

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments

Common Stocks — 97.9%

Security	Shares	Value

Argentina — 0.8%
Adecoagro SA(1)	218,000	$2,598,560
Arcos Dorados Holdings, Inc., Class A(1)	982,061	2,808,695
Banco Macro SA, Class B ADR(1)	19,887	1,272,171
BBVA Banco Frances SA ADR(1)	25,288	510,312
Cresud SA ADR(1)	40,240	439,018
Grupo Financiero Galicia SA, Class B ADR	55,800	1,522,782
IRSA Inversiones y Representaciones SA ADR(1)	11,610	129,800
MercadoLibre, Inc.	26,600	2,613,184
Pampa Energia SA ADR(1)	129,500	2,899,505
Petrobras Argentina SA ADR	439,508	2,637,048
Telecom Argentina SA ADR	225,602	3,530,671
YPF SA ADR	95,400	1,606,536

		$22,568,282

Bahrain — 0.7%
Ahli United Bank BSC	19,238,052	$12,979,480
Al Salam Bank-Bahrain BSC	15,929,031	3,601,195
GFH Financial Group BSC(1)	18,596,767	2,878,239
Ithmaar Bank BSC(1)	20,377,675	2,196,469

		$21,655,383

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	783,888	$569,616
Al-Arafah Islami Bank, Ltd.	464,196	93,210
Bangladesh Export Import Co., Ltd.(1)	5,739,302	2,165,244
Beximco Pharmaceuticals, Ltd.	435,710	483,586
BSRM Steels, Ltd.	1,504,500	1,718,868
City Bank, Ltd. (The)	2,460,541	696,499
Grameenphone, Ltd.	811,232	2,688,161
Heidelberger Cement Bangladesh, Ltd.	146,500	1,025,085
Islami Bank Bangladesh, Ltd.	933,267	309,817
Jamuna Oil Co., Ltd.	177,760	344,395
Khulna Power Co., Ltd.	959,467	916,826
Lankabangla Finance, Ltd.	1,036,130	371,686
Malek Spinning Mills, Ltd.	897,500	197,612
Meghna Petroleum, Ltd.	174,079	314,350
National Bank, Ltd.(1)	4,479,055	539,485
Olympic Industries, Ltd.	529,740	1,791,745
Orion Pharma, Ltd.	258,206	116,560
Padma Oil Co., Ltd.	195,600	433,143
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	263,359
Pubali Bank, Ltd.	1,878,791	509,584
Renata, Ltd.	47,129	738,839
Social Islami Bank, Ltd.	2,944,930	557,931

Security	Shares	Value

Bangladesh (continued)
Southeast Bank, Ltd.	1,630,632	$360,326
Square Pharmaceuticals, Ltd.	492,184	1,596,017
Summit Power, Ltd.	1,561,659	786,149
Titas Gas Transmission & Distribution Co., Ltd.	2,051,457	1,218,763
United Airways Bangladesh, Ltd.(1)	6,170,401	603,717
United Commercial Bank, Ltd.	2,171,429	559,213

		$21,969,786

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$448,290
Botswana Insurance Holdings, Ltd.	575,111	779,098
First National Bank of Botswana, Ltd.	6,069,100	1,975,542
Letshego Holdings, Ltd.	14,102,614	3,320,692
Sechaba Breweries, Ltd.	905,550	2,258,661
Standard Chartered Bank Botswana, Ltd.	531,120	507,869

		$9,290,152

Brazil — 5.5%
AES Tiete Energia SA	226,300	$742,867
AMBEV SA	1,970,350	9,192,142
AMBEV SA ADR	141,760	662,019
B2W Cia Digital(1)	200,970	666,249
Banco Bradesco SA ADR, PFC Shares	131,149	599,351
Banco Bradesco SA, PFC Shares	861,677	3,910,055
Banco do Brasil SA	277,098	959,500
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	183,460
BB Seguridade Participacoes SA	168,700	975,557
BM&F Bovespa SA	451,151	1,157,260
BR Malls Participacoes SA	296,000	878,424
BR Properties SA	212,800	433,602
Bradespar SA, PFC Shares	121,000	100,435
Braskem SA, PFC Shares	89,760	538,587
BRF SA	338,540	4,082,150
BRF SA ADR	19,900	241,387
CCR SA	1,194,700	3,817,257
Centrais Eletricas Brasileiras SA, PFC Shares	533,500	1,340,486
CETIP SA - Mercados Organizados	62,600	598,486
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	602,812
Cia de Saneamento Basico do Estado de Sao Paulo	481,160	2,564,711
Cia de Saneamento de Minas Gerais-COPASA	72,900	234,568
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	64,890	740,919
Cia Energetica de Minas Gerais SA ADR	84,265	124,712
Cia Energetica de Minas Gerais SA, PFC Shares	1,036,755	1,531,882
Cia Energetica de Sao Paulo, Class B, PFC Shares	247,500	816,172

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Cia Hering	299,100	$967,637
Cia Paranaense de Energia-Copel, PFC Shares	144,000	793,840
Cia Siderurgica Nacional SA	589,500	523,207
Cielo SA	1,853,977	15,699,335
Contax Participacoes SA, PFC Shares	121,500	3,645
Cosan Logistica SA	169,700	22,062
Cosan SA Industria e Comercio	170,300	1,070,389
CPFL Energia SA(1)	811,310	3,287,998
Cyrela Brazil Realty SA Empreendimentos e Participacoes	320,100	572,207
Duratex SA	235,758	312,395
EcoRodovias Infraestrutura e Logistica SA	357,100	356,225
EDP-Energias do Brasil SA	340,400	1,031,464
Eletropaulo Metropolitana SA, Class B, PFC Shares(1)	210,580	414,863
Embraer SA	307,700	2,212,474
Embraer SA ADR	152,348	4,384,576
Equatorial Energia SA	234,100	2,116,955
Estacio Participacoes SA	384,300	1,125,095
Even Construtora e Incorporadora SA	341,400	352,513
Ez Tec Empreendimentos e Participacoes SA	196,843	607,783
Fibria Celulose SA	175,057	1,928,349
Fleury SA	152,100	555,193
Gafisa SA(1)	745,400	437,944
Gerdau SA, PFC Shares	771,800	694,655
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	204,000	78,034
Hypermarcas SA(1)	267,800	1,496,407
Iochpe Maxion SA	115,700	309,224
Itau Unibanco Holding SA ADR, PFC Shares	158,904	999,506
Itau Unibanco Holding SA, PFC Shares	641,173	3,999,517
Itausa-Investimentos Itau SA, PFC Shares	1,110,189	1,909,621
JBS SA	406,725	1,098,212
Klabin SA	170,600	895,695
Klabin SA, PFC Shares	1,300,000	1,196,060
Kroton Educacional SA	1,642,536	3,490,564
Light SA	132,200	268,379
Localiza Rent a Car SA	224,780	1,232,418
Lojas Americanas SA, PFC Shares	654,528	3,050,253
Lojas Renner SA	796,500	3,532,654
Marcopolo SA, PFC Shares	1,222,300	620,348
Marfrig Global Foods SA(1)	287,155	437,933
Metalurgica Gerdau SA, PFC Shares	260,300	67,031
MRV Engenharia e Participacoes SA	529,700	1,211,749
Multiplus SA	60,200	477,109
Natura Cosmeticos SA	120,900	677,376
Odontoprev SA	1,052,600	2,657,948
Oi SA, PFC Shares(1)	2,356,785	972,222

Security	Shares	Value

Brazil (continued)
PDG Realty SA Empreendimentos e Participacoes(1)	292,042	$147,489
Petroleo Brasileiro SA ADR(1)	71,900	174,717
Petroleo Brasileiro SA, PFC Shares(1)	6,117,600	7,402,666
Prumo Logistica SA(1)	159,600	367,098
Qualicorp SA	763,000	2,573,346
Randon SA Implementos e Participacoes, PFC Shares	303,500	166,933
Rumo Logistica Operadora Multimodal SA(1)	314,419	148,570
Smiles SA	122,100	869,396
Suzano Papel e Celulose SA, PFC Shares	437,425	1,744,319
Telefonica Brasil SA, PFC Shares	1,468,226	12,759,522
Tim Participacoes SA	2,697,027	4,295,230
Totvs SA	338,990	2,745,956
Tractebel Energia SA	269,100	2,276,700
Transmissora Alianca de Energia Electrica SA	201,900	877,804
Ultrapar Participacoes SA	347,684	5,161,627
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	872,350	185,384
Vale SA	34,400	83,596
Vale SA ADR	65,300	159,985
Vale SA, PFC Shares	2,875,340	5,204,626
Valid Solucoes SA	91,700	914,295
Via Varejo SA	259,400	189,372
Weg SA	980,640	3,790,363

		$160,083,108

Bulgaria — 0.0%(2)
CB First Investment Bank AD(1)	235,000	$280,282
Chimimport AD(1)	329,922	246,104
Corporate Commercial Bank AD(1)	10,400	2,454
MonBat AD	60,235	245,602
Petrol AD(1)	102,500	30,116
Sopharma AD(1)	354,600	518,873

		$1,323,431

Chile — 3.1%
AES Gener SA	1,904,140	$835,430
Aguas Andinas SA, Series A	2,726,600	1,368,269
Antarchile SA, Series A	215,131	1,929,967
Banco de Chile	27,221,427	2,812,194
Banco de Chile ADR	7,621	476,008
Banco de Credito e Inversiones	74,976	2,890,160
Banco Santander Chile	52,337,922	2,262,548
Banmedica SA	706,730	980,734
Besalco SA	1,307,600	403,241
Cap SA	196,612	405,130
Cencosud SA	2,375,307	4,851,167

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Cia Cervecerias Unidas SA	306,026	$3,348,098
Cia Sud Americana de Vapores SA(1)	14,510,741	274,593
Colbun SA	5,619,135	1,424,790
Corpbanca SA	162,332,751	1,231,035
E.CL SA	548,992	758,000
Embotelladora Andina SA, Class B, PFC Shares	535,258	1,508,086
Empresa Nacional de Electricidad SA	2,564,627	3,339,695
Empresa Nacional de Telecomunicaciones SA	489,619	4,800,792
Empresas AquaChile SA(1)	336,541	92,933
Empresas CMPC SA	2,641,020	5,997,270
Empresas COPEC SA	1,305,068	11,250,586
Enersis SA	14,024,447	3,341,962
Enersis SA ADR	42,700	503,433
Forus SA	132,100	293,494
Grupo Security SA	2,644,909	704,419
Inversiones Aguas Metropolitanas SA	386,815	525,947
Inversiones La Construccion SA	34,520	343,748
Latam Airlines Group SA(1)	581,137	2,997,735
Latam Airlines Group SA BDR(1)	28,260	111,491
Molibdenos y Metales SA(1)	47,469	269,483
Parque Arauco SA	911,699	1,419,817
Quinenco SA	389,755	693,845
Ripley Corp. SA	1,779,400	702,880
S.A.C.I. Falabella	1,812,255	11,939,443
Salfacorp SA	1,726,600	859,210
Sigdo Koppers SA	1,121,831	1,289,461
Sociedad de Inversiones Pampa Calichera SA, Class A	43,000	26,400
Sociedad Matriz SAAM SA	6,242,812	388,885
Sociedad Quimica y Minera de Chile SA, Series B	212,340	3,407,738
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,400	947,832
Socovesa SA	850,705	134,749
Sonda SA	3,108,976	4,913,176
Vina Concha y Toro SA	1,133,915	1,804,028

		$90,859,902

China — 8.2%
Agile Property Holdings, Ltd.	1,096,000	$529,403
Agricultural Bank of China, Ltd., Class H	2,350,000	844,951
Air China, Ltd., Class H	1,960,000	1,271,733
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,029,793
Angang Steel Co., Ltd., Class H	1,226,000	538,084
Anhui Conch Cement Co., Ltd., Class H	906,500	1,777,420
ANTA Sports Products, Ltd.	658,000	1,592,353
Baidu, Inc. ADR(1)	39,700	6,481,819
Bank of China, Ltd., Class H	6,646,000	2,602,380
Bank of Communications, Ltd., Class H	2,468,900	1,509,435

Security	Shares	Value

China (continued)
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	$1,424,504
Beijing Enterprises Holdings, Ltd.	309,500	1,557,314
Beijing Enterprises Water Group, Ltd.	1,206,000	603,372
Belle International Holdings, Ltd.	2,320,000	1,560,123
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,047,069
BYD Co., Ltd., Class H(1)	401,200	1,845,655
China Agri-Industries Holdings, Ltd.(1)	2,074,000	563,074
China Bluechemical, Ltd., Class H	1,270,000	266,911
China Cinda Asset Management Co., Ltd., Class H	1,495,000	470,421
China CITIC Bank Corp., Ltd., Class H(1)	840,000	490,803
China Coal Energy Co., Ltd., Class H	3,400,000	1,164,490
China Communications Construction Co., Ltd., Class H	1,612,000	1,439,925
China Communications Services Corp., Ltd., Class H	2,540,000	987,121
China Construction Bank Corp., Class H	7,369,630	4,518,145
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	964,785
China Dongxiang (Group) Co., Ltd.	4,257,000	847,417
China Everbright International, Ltd.	880,000	934,678
China Everbright, Ltd.	408,000	849,394
China Gas Holdings, Ltd.	606,000	774,190
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,673,434
China International Marine Containers Co., Ltd., Class B	482,672	761,949
China Life Insurance Co., Ltd., Class H	584,000	1,418,905
China Longyuan Power Group Corp., Ltd., Class H	2,914,000	1,741,150
China Mengniu Dairy Co., Ltd.	1,920,000	2,683,576
China Merchants Bank Co., Ltd., Class H	497,524	967,123
China Merchants Holdings (International) Co., Ltd.	702,035	1,937,703
China Minsheng Banking Corp., Ltd., Class H	662,740	589,026
China Mobile, Ltd.	2,049,500	22,590,870
China National Building Material Co., Ltd., Class H	2,522,000	1,048,532
China Oilfield Services, Ltd., Class H	1,420,000	1,032,820
China Overseas Land & Investment, Ltd.	390,160	1,142,438
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	695,565
China Petroleum & Chemical Corp., Class H	14,838,300	8,382,722
China Pharmaceutical Group, Ltd.	1,402,000	1,182,070
China Railway Construction Corp., Ltd., Class H	1,393,500	1,403,085
China Railway Group, Ltd., Class H	2,179,000	1,590,547
China Resources Beer Holdings Co., Ltd.	842,000	1,338,405
China Resources Gas Group, Ltd.	830,000	2,086,248
China Resources Land, Ltd.	250,000	619,803
China Resources Power Holdings Co., Ltd.	1,591,600	2,719,818
China Shenhua Energy Co., Ltd., Class H	2,164,500	3,273,821
China Shineway Pharmaceutical Group, Ltd.	381,000	437,353
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	832,727
China Shipping Development Co., Ltd., Class H	1,702,000	1,073,403
China Southern Airlines Co., Ltd., Class H	2,200,000	1,336,939

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Taiping Insurance Holdings Co., Ltd.(1)	453,800	$962,705
China Telecom Corp., Ltd., Class H	10,918,000	5,149,447
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,597,405
China Unicom (Hong Kong), Ltd.	4,340,372	4,825,602
China Vanke Co., Ltd., Class H	789,920	1,815,534
China Yurun Food Group, Ltd.(1)	1,776,000	244,146
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	2,160,272
CITIC, Ltd.	1,152,000	1,636,452
CNOOC, Ltd.	8,296,000	8,487,726
Cosco Pacific, Ltd.	1,516,000	1,718,765
Country Garden Holdings Co., Ltd.	3,785,631	1,457,427
Ctrip.com International, Ltd. ADR(1)	230,200	9,824,936
Datang International Power Generation Co., Ltd., Class H	3,414,000	903,215
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,348,113
Golden Eagle Retail Group, Ltd.	739,000	821,929
Great Wall Motor Co., Ltd., Class H	1,771,500	1,372,360
Guangdong Investment, Ltd.	2,022,000	2,584,413
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,597,458
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	711,012
Guangzhou R&F Properties Co., Ltd., Class H	516,800	559,176
Haier Electronics Group Co., Ltd.	161,000	284,226
Hengan International Group Co., Ltd.	355,000	3,189,253
Hengdeli Holdings, Ltd.	2,681,800	291,199
Huaneng Power International, Inc., Class H	2,746,000	2,248,602
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	2,640,196
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	72,000	59,863
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	507,909
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,387,606
Jiangxi Copper Co., Ltd., Class H	1,298,000	1,321,938
Kingboard Chemical Holdings, Ltd.	648,600	997,376
Kunlun Energy Co., Ltd.	2,206,000	1,664,442
Lee & Man Paper Manufacturing, Ltd.	1,220,000	691,394
Lenovo Group, Ltd.	3,494,000	3,122,673
Li Ning Co., Ltd.(1)	774,208	357,204
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	424,464
Mindray Medical International, Ltd. ADR	77,700	2,097,900
NetEase, Inc. ADR	14,000	2,185,960
New Oriental Education & Technology Group, Inc. ADR	80,200	2,519,082
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,296,044
PetroChina Co., Ltd., Class H	10,400,000	6,456,263
PICC Property & Casualty Co., Ltd., Class H	352,000	602,115
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	1,976,470
Poly Property Group Co., Ltd.	1,918,000	524,497
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,061,959
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	900,147

Security	Shares	Value

China (continued)
Shanghai Electric Group Co., Ltd., Class H	2,414,000	$1,071,350
Shanghai Industrial Holdings, Ltd.	304,000	663,872
Shimao Property Holdings, Ltd.	480,000	681,739
Sihuan Pharmaceutical Holdings Group, Ltd. (3)	3,161,000	0
SINA Corp.(1)	22,900	1,052,255
Sino Biopharmaceutical, Ltd.	4,140,000	2,847,437
Sino-Ocean Land Holdings, Ltd.	1,219,000	618,050
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	2,931,000	1,192,292
Sinopharm Group Co., Ltd., Class H	1,075,600	3,820,642
Sohu.com, Inc.(1)	10,300	519,017
Sun Art Retail Group, Ltd.	1,476,000	828,866
Tencent Holdings, Ltd.	707,400	13,289,705
Tingyi (Cayman Islands) Holding Corp.	1,266,000	1,451,346
Tsingtao Brewery Co., Ltd., Class H	254,000	903,681
Want Want China Holdings, Ltd.	3,750,000	2,468,389
Weichai Power Co., Ltd., Class H	912,800	875,863
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,191,890
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	901,310
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	649,835
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,234,950
Zhuzhou CSR Times Electric Co., Ltd., Class H	318,000	1,642,882
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,430,452
ZTE Corp., Class H	876,903	1,598,132

		$236,567,624

Colombia — 1.5%
Almacenes Exito SA	465,190	$1,933,036
Avianca Holdings SA, PFC Shares	551,298	259,484
Banco Davivienda SA, PFC Shares	186,400	1,315,163
Banco de Bogota SA	98,407	1,672,844
Bancolombia SA	114,355	787,334
Bancolombia SA ADR, PFC Shares	149,600	4,413,200
Bolsa de Valores de Colombia	72,389,909	363,879
Celsia SA ESP	809,070	752,996
Cementos Argos SA	697,019	2,080,971
Cementos Argos SA, PFC Shares	307,566	853,595
Cemex Latam Holdings SA(1)	372,500	1,100,762
Corporacion Financiera Colombiana SA	112,407	1,241,699
Corporacion Financiera Colombiana SA-ND(1)	1,043	11,058
Ecopetrol SA	12,707,769	3,987,510
Empresa de Energia de Bogota SA	5,363,581	2,712,428
Empresa de Telecommunicaciones de Bogota SA	2,532,380	420,456
Grupo Argos SA	453,128	2,305,327
Grupo Argos SA, PFC Shares	108,995	540,575
Grupo Aval Acciones y Valores SA	3,145,485	1,020,546
Grupo Aval Acciones y Valores SA, PFC Shares	6,098,800	1,960,163

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)
Grupo de Inversiones Suramericana SA	325,070	$3,545,318
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	508,351
Grupo Nutresa SA	582,655	4,178,431
Grupo Odinsa SA(1)	74,829	193,769
Interconexion Electrica SA	901,290	2,020,866
ISAGEN SA ESP	2,296,200	2,749,144

		$42,928,905

Croatia — 0.7%
AD Plastik DD(1)	35,190	$461,480
Adris Grupa DD, PFC Shares	65,185	3,182,237
Atlantic Grupa DD	1,465	168,840
Atlantska Plovidba DD(1)	22,867	381,411
Dalekovod DD(1)	85,850	154,283
Ericsson Nikola Tesla DD	6,740	940,314
Hrvatski Telekom DD	319,450	6,303,694
INA Industrija Nafte DD	900	346,452
Koncar-Elektroindustrija DD	16,342	1,497,185
Kras DD	4,381	310,262
Ledo DD	1,293	1,628,693
Petrokemija DD(1)	17,383	30,668
Podravka Prehrambena Industrija DD(1)	24,326	1,098,000
Privredna Banka Zagreb DD	3,177	250,341
Valamar Riviera DD	1,138,890	3,690,265
Zagrebacka Banka DD	194,885	1,028,820

		$21,472,945

Czech Republic — 1.4%
CEZ AS	851,160	$14,155,132
Fortuna Entertainment Group NV(1)	246,600	829,015
Komercni Banka AS	74,719	15,712,739
Pegas Nonwovens SA	96,614	2,717,723
Philip Morris CR AS	8,877	4,623,289
Unipetrol AS(1)	289,352	1,834,126

		$39,872,024

Egypt — 1.4%
Alexandria Mineral Oils Co.	154,593	$483,916
Arab Cotton Ginning(1)	1,993,380	715,127
Citadel Capital SAE(1)	2,280,400	387,790
Commercial International Bank Egypt SAE	2,349,243	9,434,923
Eastern Tobacco	269,212	5,236,349
Egypt Kuwait Holding Co. SAE	1,862,146	918,027
Egyptian Financial Group-Hermes Holding Co.(1)	1,981,023	1,827,111
Egyptian Resorts Co.(1)	4,721,950	430,292

Security	Shares	Value

Egypt (continued)
El Ezz Aldekhela Steel Alexandria(1)	4,000	$121,492
ElSewedy Electric Co.	529,606	2,285,626
Ezz Steel(1)	1,265,460	1,205,786
Global Telecom Holding SAE(1)	12,928,866	3,009,689
Juhayna Food Industries	4,185,624	4,006,587
Maridive & Oil Services SAE(1)	2,013,484	526,043
Misr Beni-Suef Cement Co.	69,150	192,616
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	1,605,861
Oriental Weavers Co.	936,875	798,138
Palm Hills Developments SAE(1)	3,395,160	944,182
Pioneers Holding(1)	761,635	703,925
QNB Alahli Bank SAE(1)	188,845	722,208
Sidi Kerir Petrochemicals Co.	1,365,164	1,817,125
Six of October Development & Investment Co.(1)	382,178	362,234
South Valley Cement(1)	704,261	352,054
Talaat Moustafa Group	2,277,606	1,510,658
Telecom Egypt	1,949,337	1,528,755

		$41,126,514

Estonia — 0.2%
AS Merko Ehitus	50,618	$438,664
AS Tallink Grupp	3,623,652	3,313,447
AS Tallinna Kaubamaja Grupp	137,340	993,212
AS Tallinna Vesi	58,790	866,149
Nordecon AS	145,374	159,619
Olympic Entertainment Group AS	503,790	956,330

		$6,727,421

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$8,524
CAL Bank, Ltd.	1,805,732	458,893
Ghana Commercial Bank, Ltd.	1,626,918	1,543,066
Produce Buying Co., Ltd.(1)	582,428	14,305
Standard Chartered Bank of Ghana, Ltd.	171,500	705,567

		$2,730,355

Greece — 1.3%
Aegean Airlines SA	46,112	$373,583
Aegean Marine Petroleum Network, Inc.	91,225	649,522
Alpha Bank AE(1)	128,819	261,264
Athens Water Supply & Sewage Co. SA (The)	208,817	1,057,768
Costamare, Inc.	93,419	679,156
Diana Shipping, Inc.(1)	260,777	651,942
DryShips, Inc.(1)	1,762,212	232,612
Ellaktor SA(1)	413,947	534,144

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Greece (continued)
Eurobank Ergasias SA(1)	141,834	$117,918
FF Group	68,510	1,076,132
Frigoglass SAIC(1)	104,857	184,377
GasLog, Ltd.	102,055	762,351
GEK Terna Holding Real Estate Construction SA(1)	381,049	567,091
Grivalia Properties REIC AE	14,830	114,211
Hellenic Exchanges - Athens Stock Exchange SA	180,829	886,303
Hellenic Petroleum SA(1)	248,848	1,051,111
Hellenic Telecommunications Organization SA	852,642	7,423,870
Intralot SA(1)	418,837	542,389
JUMBO SA(1)	192,931	2,049,201
Marfin Investment Group Holdings SA(1)	1,854,199	143,637
Metka SA	71,242	539,442
Motor Oil (Hellas) Corinth Refineries SA	169,674	1,828,174
Mytilineos Holdings SA	413,446	1,438,590
National Bank of Greece SA(1)	143,251	39,592
Navios Maritime Acquisition Corp.	202,800	462,384
Navios Maritime Holdings, Inc.	286,986	279,553
OPAP SA	420,506	3,117,097
Piraeus Bank SA(1)	34,736	6,969
Public Power Corp. SA	1,068,817	4,069,284
Safe Bulkers, Inc.	176,900	77,535
StealthGas, Inc.(1)	122,975	332,032
Terna Energy SA	112,955	264,564
Titan Cement Co. SA	241,081	4,648,783
Tsakos Energy Navigation, Ltd.	188,400	1,096,488
Viohalco SA(1)	223,488	342,437

		$37,901,506

Hungary — 2.0%
Magyar Telekom Telecommunications PLC(1)	5,190,500	$7,165,164
MOL Hungarian Oil & Gas Rt.	280,600	13,643,239
OTP Bank Rt.	854,630	18,180,356
Richter Gedeon Nyrt.	959,700	18,729,177

		$57,717,936

India — 6.0%
ABB India, Ltd.	19,900	$286,011
ACC, Ltd.	45,970	842,079
Adani Enterprises, Ltd.	180,900	195,626
Adani Ports and Special Economic Zone, Ltd.	1,184,852	3,710,219
Adani Power, Ltd.(1)	556,250	236,315
Adani Transmissions, Ltd.(1)	299,124	162,426
Aditya Birla Fashion and Retail, Ltd.	92,050	303,772
Aditya Birla Nuvo, Ltd.	17,702	228,680

Security	Shares	Value

India (continued)
Ambuja Cements, Ltd.	522,500	$1,518,565
Asian Paints, Ltd.	249,700	3,222,501
Axis Bank, Ltd.	240,800	1,465,058
Bajaj Auto, Ltd.	59,560	2,077,555
Bank of Baroda	262,300	486,337
Bank of India	247,400	368,895
Bharat Forge, Ltd.	63,650	790,254
Bharat Heavy Electricals, Ltd.	659,700	1,356,024
Bharat Petroleum Corp., Ltd.	111,300	1,461,874
Bharti Airtel, Ltd.	2,225,936	9,654,298
Biocon, Ltd.	101,600	738,660
Cairn India, Ltd.	423,700	769,929
Canara Bank, Ltd.	127,831	365,406
Cipla, Ltd.	287,310	2,514,154
Coal India, Ltd.	402,200	1,905,200
Colgate-Palmolive (India), Ltd.	89,800	1,140,338
Container Corp. of India, Ltd.	54,240	952,374
Crompton Greaves, Ltd.	213,600	543,037
Cummins India, Ltd.	49,900	681,555
Dabur India, Ltd.	504,400	1,880,537
Divi’s Laboratories, Ltd.	93,600	1,580,620
DLF, Ltd.	88,900	127,919
Dr. Reddy’s Laboratories, Ltd.	56,020	2,563,756
GAIL (India), Ltd.	585,050	3,191,286
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	412,836
Glenmark Pharmaceuticals, Ltd.	125,460	1,450,492
GMR Infrastructure, Ltd.(1)	1,721,400	331,988
Grasim Industries, Ltd.	8,158	417,785
Gujarat State Petronet, Ltd.	383,800	807,780
HCL Technologies, Ltd.	156,435	2,008,388
HDFC Bank, Ltd.	205,873	3,781,840
Hero MotoCorp, Ltd.	60,900	2,309,004
Hindalco Industries, Ltd.	515,910	539,568
Hindustan Petroleum Corp., Ltd.	67,064	809,871
Hindustan Unilever, Ltd.	491,400	5,943,034
Hindustan Zinc, Ltd.	148,400	355,501
Housing Development Finance Corp., Ltd.	226,061	3,947,194
ICICI Bank, Ltd.	516,934	1,751,837
IDBI Bank, Ltd.	367,000	319,189
Idea Cellular, Ltd.	1,816,900	2,790,597
IDFC Bank, Ltd.(1)	260,034	202,082
IDFC, Ltd.	260,034	164,727
IFCI, Ltd.	1,152,200	385,065
Indiabulls Housing Finance, Ltd.	40,115	422,779
Indiabulls Real Estate, Ltd.(1)	91,200	75,050
Indian Hotels Co., Ltd.(1)	164,280	272,187

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Indian Oil Corp., Ltd.	158,900	$938,105
Infosys, Ltd.	523,468	9,007,170
ITC, Ltd.	1,313,460	6,175,592
Jindal Steel & Power, Ltd.(1)	268,800	256,195
JSW Steel, Ltd.	135,800	2,134,940
Kotak Mahindra Bank, Ltd.	110,900	1,121,558
Larsen & Toubro, Ltd.	253,560	4,136,639
LIC Housing Finance, Ltd.	49,663	352,074
Lupin, Ltd.	80,300	2,028,537
Mahindra & Mahindra, Ltd.	105,760	1,927,759
Maruti Suzuki India, Ltd.	67,750	4,122,252
Nestle India, Ltd.	11,930	965,344
NMDC, Ltd.	86,003	102,678
NTPC, Ltd.	2,533,900	5,323,924
Oil & Natural Gas Corp., Ltd.	886,393	2,967,009
Oracle Financial Services Software, Ltd.	16,500	890,046
Piramal Enterprises, Ltd.	76,807	1,127,595
Power Grid Corporation of India, Ltd.	2,181,400	4,769,651
Reliance Capital, Ltd.	36,735	208,742
Reliance Communications, Ltd.(1)	1,412,060	1,295,697
Reliance Industries, Ltd.	659,348	10,118,919
Reliance Infrastructure, Ltd.	227,600	1,590,027
Reliance Power, Ltd.	1,400,250	1,049,190
Siemens, Ltd.	47,180	708,363
State Bank of India	315,179	840,801
Steel Authority of India, Ltd.	513,200	325,620
Sun Pharmaceutical Industries, Ltd.	498,368	6,488,138
Sun TV Network, Ltd.	147,473	828,214
Suzlon Energy, Ltd.(1)	2,099,450	639,451
Tata Communications, Ltd.	127,400	755,757
Tata Consultancy Services, Ltd.	130,227	4,596,355
Tata Global Beverages, Ltd.	279,500	524,779
Tata Motors, Ltd.(1)	362,950	1,820,762
Tata Power Co., Ltd.	1,776,918	1,580,171
Tata Steel, Ltd.	149,296	551,605
Tech Mahindra, Ltd.	160,844	1,194,015
Titan Co., Ltd.	234,100	1,268,328
UltraTech Cement, Ltd.	58,600	2,459,353
Unitech, Ltd.(1)	2,836,900	238,033
United Spirits, Ltd.(1)	29,285	1,084,233
UPL, Ltd.	180,700	1,173,809
Vedanta, Ltd.	790,212	849,941
Voltas, Ltd.	296,300	1,259,576
Wipro, Ltd.	180,609	1,505,960
Yes Bank, Ltd.	55,200	613,345
Zee Entertainment Enterprises, Ltd.	373,114	2,322,061

		$173,058,367

Security	Shares	Value

Indonesia — 3.2%
Adaro Energy Tbk PT	51,915,400	$2,004,501
AKR Corporindo Tbk PT	5,472,400	2,937,840
Aneka Tambang Persero Tbk PT(1)	10,251,500	247,011
Astra Argo Lestari Tbk PT	775,000	969,383
Astra International Tbk PT	16,851,600	8,012,046
Bank Central Asia Tbk PT	3,929,800	3,768,054
Bank Danamon Indonesia Tbk PT	4,504,303	1,334,011
Bank Mandiri Tbk PT	3,318,300	2,343,389
Bank Negara Indonesia Persero Tbk PT	3,625,300	1,307,232
Bank Pan Indonesia Tbk PT(1)	4,945,000	247,122
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	773,463
Bank Rakyat Indonesia Tbk PT	2,939,900	2,424,616
Bank Tabungan Negara Tbk PT	10,171,500	1,017,454
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bumi Resources Tbk PT(1)	37,563,000	136,480
Bumi Serpong Damai Tbk PT	11,228,400	1,429,477
Charoen Pokphand Indonesia Tbk PT	8,948,300	2,203,978
Energi Mega Persada Tbk PT(1)	64,369,200	234,275
Gudang Garam Tbk PT	660,000	2,814,294
Harum Energy Tbk PT(1)	2,626,500	118,493
Holcim Indonesia Tbk PT	3,029,000	199,530
Indo Tambangraya Megah Tbk PT	1,056,300	372,845
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,523,351
Indofood Sukses Makmur Tbk PT	4,564,300	2,076,842
Indosat Tbk PT(1)	2,794,500	1,113,504
Jasa Marga (Persero) Tbk PT	3,198,000	1,345,965
Kalbe Farma Tbk PT	57,805,000	5,652,069
Lippo Karawaci Tbk PT	8,604,800	661,966
Matahari Putra Prima Tbk PT	7,240,000	887,469
Medco Energi Internasional Tbk PT	4,497,500	232,251
Media Nusantara Citra Tbk PT	3,201,000	280,028
MNC Investama Tbk PT	49,042,500	465,004
Pembangunan Perumahan Persero Tbk PT	9,145,000	2,604,928
Perusahaan Gas Negara Persero Tbk PT	23,109,700	4,084,610
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	752,078
Semen Indonesia Persero Tbk PT	5,479,200	4,447,025
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	531,432
Siloam International Hospitals Tbk PT	976,400	642,026
Sugih Energy Tbk PT(1)	28,308,700	766,860
Surya Semesta Internusa Tbk PT	14,275,000	678,008
Tambang Batubara Bukit Asam Tbk PT	2,672,800	872,941
Telekomunikasi Indonesia Tbk PT	48,305,000	11,851,103
Tower Bersama Infrastructure Tbk PT(1)	2,871,000	1,325,687
Trada Maritime Tbk PT(1)	10,350,500	37,614

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Unilever Indonesia Tbk PT	1,486,800	$3,988,324
United Tractors Tbk PT	3,690,783	4,717,063
Vale Indonesia Tbk PT(1)	5,222,500	557,107
Wijaya Karya Persero Tbk PT	6,522,800	1,337,744
XL Axiata Tbk PT(1)	4,954,500	1,329,865

		$91,658,358

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	58,619	$1,395,612
Alia The Royal Jordanian Airlines PLC(1)	249,829	342,984
Arab Bank PLC	925,830	7,979,101
Arab Potash Co. PLC	85,671	2,422,245
Bank of Jordan	214,422	867,690
Cairo Amman Bank	278,672	982,064
Capital Bank of Jordan	406,376	600,340
Jordan Ahli Bank	678,162	1,214,507
Jordan Dubai Islamic Bank(1)	301,685	502,745
Jordan Islamic Bank	227,438	1,145,189
Jordan Petroleum Refinery	370,048	2,281,147
Jordan Phosphate Mines(1)	128,271	977,061
Jordan Steel(1)	342,095	229,526
Jordan Telecommunications Co.	160,506	636,059
Jordanian Electric Power Co.	415,164	1,671,674
Union Investment Corp. PLC(1)	99,181	173,916

		$23,421,860

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	1,020,429	$4,283,182
KAZ Minerals PLC(1)	3,744,829	6,176,206
Kazkommertsbank JSC GDR(1)(4)	360,501	322,624
KazMunaiGas Exploration Production GDR(4)	718,244	4,776,882
Kcell JSC GDR(4)	864,603	2,682,770
Nostrum Oil & Gas PLC	340,501	1,329,555

		$19,571,219

Kenya — 0.7%
ARM Cement, Ltd.	1,653,600	$540,823
Bamburi Cement Co., Ltd.	564,900	957,928
Barclays Bank of Kenya, Ltd.	9,494,460	1,153,599
British American Tobacco Kenya, Ltd.	52,000	410,496
Co-operative Bank of Kenya, Ltd. (The)	6,372,864	1,027,005
East African Breweries, Ltd.	1,825,380	4,744,173
Equity Group Holdings, Ltd.	6,646,400	2,542,988
Kenya Airways, Ltd.(1)	218,900	10,043
Kenya Commercial Bank, Ltd.	6,085,820	2,301,683

Security	Shares	Value

Kenya (continued)
Kenya Electricity Generating Co., Ltd.	983,900	$57,906
Kenya Power & Lighting, Ltd.	7,482,654	842,095
Nation Media Group, Ltd.	518,384	883,362
Safaricom, Ltd.	33,072,172	4,908,185
Standard Chartered Bank Kenya, Ltd.	197,588	376,924

		$20,757,210

Kuwait — 1.3%
Agility Public Warehousing Co. KSC	2,179,578	$3,029,319
Ahli United Bank	366,855	526,878
Al Ahli Bank of Kuwait KSCP	716,003	820,196
Al Safat Energy Holding Co. KSC(1)	1,880,000	53,900
ALAFCO Aviation Lease and Finance Co. KSCP	987,277	614,416
Boubyan Bank KSCP	561,188	732,966
Boubyan Petrochemicals Co.	1,996,843	2,940,999
Burgan Bank SAK	777,600	850,760
Combined Group Contracting Co. KSC	123,210	323,230
Commercial Bank of Kuwait KSCP	405,150	698,920
Commercial Real Estate Co. KSCC	2,296,205	573,424
Gulf Bank(1)	1,603,698	1,129,229
Gulf Cable & Electrical Industries Co. KSCP	424,072	452,361
Jazeera Airways Co. KSC	161,761	404,897
Kuwait Cement Co.	533,870	666,306
Kuwait Finance House KSCP	2,021,642	3,212,428
Kuwait Food Co. (Americana) SAK	448,108	2,575,077
Kuwait International Bank	974,124	630,660
Kuwait Pipes Industries & Oil Services Co.(1)(3)	1,188,500	0
Kuwait Portland Cement Co. KSC	267,750	891,004
Kuwait Projects Co. Holdings KSC	573,712	988,405
Kuwait Real Estate Co. KSC	2,762,965	403,395
Mabanee Co. SAK	372,217	1,084,438
Mezzan Holding Co. KSCC(1)	142,236	453,577
Mobile Telecommunications Co.	5,815,589	6,627,895
National Bank of Kuwait SAK	2,140,031	4,974,156
National Industries Group Holding SAK	2,840,456	1,036,757
National Investment Co.	959,100	213,341
National Ranges Co. KPSC(1)	2,219,111	133,380
Qurain Petrochemical Industries Co. KSC	2,293,006	1,191,963
Sultan Center Food Products Co.(1)	3,421,833	682,204

		$38,916,481

Latvia — 0.0%(2)
Grindeks	42,000	$230,065
Latvian Shipping Co.(1)	405,000	199,909

		$429,974

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Lebanon — 0.1%
Solidere GDR(4)	327,362	$3,386,557
Solidere, Class A	88,066	902,886
Solidere, Class B	1,760	17,804

		$4,307,247

Lithuania — 0.1%
Apranga PVA	278,536	$772,291
Energijos Skirstymo Operatorius AB(1)	128,934	120,260
Klaipedos Nafta AB	1,345,900	563,328
Pieno Zvaigzdes	104,200	156,478
Rokiskio Suris(1)	122,500	188,474
Siauliu Bankas	949,231	303,983

		$2,104,814

Malaysia — 3.3%
Aeon Co. (M) Bhd	661,200	$399,116
Airasia Bhd	1,228,200	422,172
Alliance Financial Group Bhd	560,300	460,601
AMMB Holdings Bhd	887,900	935,020
Astro Malaysia Holdings Bhd	979,300	659,352
Axiata Group Bhd	2,706,750	3,664,790
Batu Kawan Bhd	136,300	580,494
Berjaya Corp. Bhd	2,029,700	179,113
Berjaya Sports Toto Bhd	830,250	625,782
Boustead Holdings Bhd	596,210	559,258
British American Tobacco Malaysia Bhd	109,700	1,530,864
Bumi Armada Bhd(1)	3,133,350	789,720
Bursa Malaysia Bhd	344,900	694,934
CIMB Group Holdings Bhd	892,200	895,192
Dialog Group Bhd	4,115,014	1,571,989
Digi.com Bhd	1,873,500	2,205,258
Felda Global Ventures Holdings Bhd	1,358,400	565,923
Gamuda Bhd	1,699,000	1,872,365
Genting Bhd	1,448,500	2,753,114
Genting Malaysia Bhd	2,155,600	2,326,660
Genting Plantations Bhd	261,700	720,502
Hartalega Holdings Bhd	118,600	154,278
Hong Leong Bank Bhd	382,900	1,209,398
Hong Leong Financial Group Bhd	276,000	920,004
IHH Healthcare Bhd	4,325,800	6,839,750
IJM Corp. Bhd	2,147,680	1,788,509
IOI Corp. Bhd	2,439,818	2,859,333
IOI Properties Group Bhd	1,044,058	537,530
KLCCP Stapled Group	399,100	674,732
KNM Group Bhd(1)	5,003,150	597,582

Security	Shares	Value

Malaysia (continued)
Kuala Lumpur Kepong Bhd	358,700	$2,069,225
Kulim (Malaysia) Bhd	860,000	785,459
Lafarge Malaysia Bhd	942,950	2,085,305
Magnum Bhd	940,340	559,469
Malayan Banking Bhd	1,117,087	2,313,641
Malaysia Airports Holdings Bhd	342,800	479,788
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	171,744
Malaysian Resources Corp. Bhd	761,400	215,159
Maxis Bhd	1,737,900	2,400,479
Media Prima Bhd	575,000	177,325
MISC Bhd	482,400	1,021,445
MMC Corp. Bhd	1,217,800	544,469
Nestle Malaysia Bhd	12,300	219,130
Parkson Holdings Bhd(1)	958,655	225,607
Petronas Chemicals Group Bhd	4,123,000	7,157,605
Petronas Dagangan Bhd	507,500	3,122,536
Petronas Gas Bhd	378,800	2,096,249
PPB Group Bhd	404,100	1,618,474
Press Metal Bhd	1,469,400	661,526
Public Bank Bhd	461,120	2,046,246
RHB Capital Bhd	733,900	964,975
Sapurakencana Petroleum Bhd	5,340,168	2,445,589
Silverlake Axis, Ltd.	703,200	275,007
Sime Darby Bhd	2,271,939	4,416,843
Sunway Bhd	304,600	216,519
Supermax Corp. Bhd	1,732,700	1,242,793
TA Enterprise Bhd	1,323,000	166,009
Telekom Malaysia Bhd	1,249,900	1,962,035
Tenaga Nasional Bhd	2,265,225	7,431,441
Top Glove Corp. Bhd	1,427,800	1,867,718
UEM Sunrise Bhd	1,683,050	401,890
UMW Holdings Bhd	448,400	759,616
UMW Oil & Gas Corp. Bhd(1)	549,700	136,378
Unisem (M) Bhd	2,784,300	1,317,554
Wah Seong Corp. Bhd	445,076	90,821
WCT Holdings Bhd	730,311	291,198
YTL Corp. Bhd	2,863,465	1,078,135
YTL Power International Bhd	1,883,197	667,244

		$95,695,981

Mauritius — 0.8%
Alteo, Ltd.	637,758	$548,295
CIEL, Ltd.	1,576,086	279,877
CIM Financial Services, Ltd.	4,584,801	981,936
LUX Island Resorts, Ltd.	1,037,348	1,680,915
MCB Group, Ltd.	1,691,789	9,686,590

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Mauritius (continued)
New Mauritius Hotels, Ltd.	4,938,048	$3,142,297
Phoenix Beverages, Ltd.	7,498	77,237
Rogers & Co., Ltd.	2,210,770	1,714,699
SBM Holdings, Ltd.	178,161,127	3,261,036
Sun Resorts, Ltd., Class A(1)	449,032	429,457
Terra Mauricia, Ltd.	895,156	744,061
United Basalt Products, Ltd.	371,540	794,071

		$23,340,471

Mexico — 6.0%
Alfa SAB de CV, Series A	6,232,872	$11,611,625
Alsea SAB de CV	694,800	2,468,493
America Movil SAB de CV ADR, Series L	528,801	7,477,246
America Movil SAB de CV, Series L	27,725,350	19,596,642
Arca Continental SAB de CV	490,380	2,945,889
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,043,594
Cemex SAB de CV ADR(1)	1,066,936	4,833,220
Cemex SAB de CV, Series CPO(1)	8,766,730	3,958,568
Coca-Cola Femsa SAB de CV, Series L	319,500	2,248,932
Corporacion GEO SAB de CV, Series B(1)	11,440	5,752
Desarrolladora Homex SAB de CV(1)	77,645	17,252
El Puerto de Liverpool SAB de CV	107,300	1,281,075
Empresas ICA SAB de CV(1)	2,747,100	733,055
Fibra Uno Administracion SA de CV	2,054,090	4,115,485
Fomento Economico Mexicano SAB de CV ADR	16,100	1,526,602
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	11,284,334
Genomma Lab Internacional SAB de CV(1)	2,778,500	1,873,499
Gentera SAB de CV	2,669,400	4,789,033
Grupo Aeroportuario del Pacifico SAB de CV, Class B	498,387	4,197,247
Grupo Aeroportuario del Sureste SAB de CV, Class B	249,115	3,408,931
Grupo Bimbo SAB de CV, Series A(1)	1,632,945	4,560,029
Grupo Carso SAB de CV, Series A1	1,017,000	4,112,240
Grupo Elektra SAB de CV	98,898	1,861,574
Grupo Financiero Banorte SAB de CV, Class O	2,178,600	11,350,785
Grupo Financiero Inbursa SAB de CV, Class O	4,335,500	6,996,462
Grupo Mexico SAB de CV, Series B	4,508,679	8,745,039
Grupo Sanborns SAB de CV	226,889	293,966
Grupo Simec SA de CV, Series B(1)	133,800	282,903
Grupo Televisa SAB ADR	431,500	11,426,120
Grupo Televisa SAB, Series CPO	1,550,600	8,211,334
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	1,237,523
Industrias CH SAB de CV, Series B(1)	225,500	662,038
Industrias Penoles SAB de CV	188,600	1,798,681
Infraestructura Energetica Nova SAB de CV	180,000	706,692
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,910,623

Security	Shares	Value

Mexico (continued)
Mexichem SAB de CV	1,483,316	$3,058,594
Minera Frisco SAB de CV(1)	714,800	317,247
OHL Mexico SAB de CV(1)	438,300	410,565
Organizacion Soriana SAB de CV, Class B(1)	120,000	257,364
Promotora y Operadora de Infraestructura SAB de CV	434,500	4,994,016
Telesites SAB de CV(1)	1,386,268	840,730
Ternium SA ADR	46,000	546,480
TV Azteca SAB de CV, Series CPO	1,240,300	139,500
Urbi Desarrollos Urbanos SAB de CV(1)(3)	2,260,600	0
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	7,914,718

		$174,051,697

Morocco — 0.8%
Attijariwafa Bank	119,211	$3,942,910
Banque Centrale Populaire	115,914	2,512,881
BMCE Bank	83,129	1,767,505
Delta Holding SA	52,900	100,031
Douja Promotion Groupe Addoha SA	252,635	670,622
Holcim Maroc SA	12,874	2,163,360
Label Vie	2,100	249,508
Managem	9,862	530,186
Maroc Telecom	556,315	6,494,435
Samir(1)(3)	15,717	101,224
Societe Lafarge Ciments SA	18,510	2,886,696
Taqa Morocco	21,759	1,331,586

		$22,750,944

Nigeria — 0.7%
Access Bank PLC	16,605,917	$349,250
Afriland Properties PLC(1)(3)	1,169,236	0
Dangote Cement PLC	2,932,919	1,900,204
Dangote Sugar Refinery PLC	5,586,250	169,303
Diamond Bank PLC	16,654,000	148,580
Ecobank Transnational, Inc.(1)	14,145,874	1,043,971
FBN Holdings PLC	28,556,181	567,356
FCMB Group PLC	14,697,603	72,891
Fidelity Bank PLC	22,430,824	148,143
Flour Mills of Nigeria PLC	2,057,956	186,739
Forte Oil PLC	1,622,126	2,314,870
Guaranty Trust Bank PLC	22,481,741	1,903,533
Guiness Nigeria PLC	956,691	553,075
Lafarge Africa PLC	2,976,025	1,222,688
Lekoil, Ltd.(1)	1,624,911	366,175
Nestle Nigeria PLC	413,429	1,468,835
Nigerian Breweries PLC	4,747,707	2,396,760

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Nigeria (continued)
Oando PLC(1)	16,928,421	$339,884
PZ Cussons Nigeria PLC	2,100,282	216,530
SEPLAT Petroleum Development Co. PLC(5)	996,758	1,017,050
Skye Bank PLC(1)	16,828,665	98,388
Stanbic IBTC Holdings PLC	1,977,675	132,021
Transnational Corp. of Nigeria PLC	18,202,701	114,764
UAC of Nigeria PLC	4,651,935	478,692
Unilever Nigeria PLC	2,740,833	441,006
United Bank for Africa PLC	29,618,308	434,021
Zenith Bank PLC	22,038,124	1,407,829

		$19,492,558

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	622,746	$455,934
Bank Dhofar SAOG	1,720,225	1,027,862
Bank Muscat SAOG	3,266,852	3,527,368
Bank Sohar SAOG	4,118,807	1,457,780
Dhofar International Development & Investment Holding SAOG	339,824	340,863
Galfar Engineering & Contracting SAOG(1)	1,434,547	201,004
HSBC Bank Oman SAOG	1,422,114	363,117
National Bank of Oman SAOG	1,475,795	933,806
Oman Cables Industry SAOG	93,600	376,098
Oman Cement Co. SAOG	741,260	865,623
Oman Flour Mills Co. SAOG	561,100	595,598
Oman Telecommunications Co. SAOG	1,151,313	4,245,427
Omani Qatari Telecommunications Co. SAOG	1,183,219	1,907,770
Ominvest	1,572,145	1,855,278
Raysut Cement Co. SAOG	634,209	1,577,809
Renaissance Services SAOG	2,280,925	741,773
Sembcorp Salalah Power & Water Co.	50,000	318,803
Shell Oman Marketing Co. SAOG	34,398	178,840

		$20,970,753

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	415,744	$220,668
Azgard Nine, Ltd.(1)	200	7
Bank Alfalah, Ltd.	1,414,538	351,967
D.G. Khan Cement Co., Ltd.	503,732	766,332
Engro Corp., Ltd.	465,287	1,185,696
Engro Fertilizers, Ltd.	234,528	179,068
Engro Foods, Ltd.(1)	1,210,400	1,630,394
Fauji Fertilizer Bin Qasim, Ltd.	362,000	165,675
Fauji Fertilizer Co., Ltd.	1,165,210	1,236,333
Habib Bank, Ltd.	291,617	475,924
Hub Power Co., Ltd.	3,703,800	3,620,710

Security	Shares	Value

Pakistan (continued)
Kot Addu Power Co., Ltd.	875,900	$659,929
Lucky Cement, Ltd.	328,200	1,514,770
MCB Bank, Ltd.	1,550,730	2,858,547
Millat Tractors, Ltd.	139,790	661,691
National Bank of Pakistan	803,040	402,474
Nishat Mills, Ltd.	1,142,810	1,060,470
Oil & Gas Development Co., Ltd.	986,391	1,031,554
Pakistan Oil Fields, Ltd.	211,100	433,067
Pakistan Petroleum, Ltd.	910,577	1,017,308
Pakistan State Oil Co., Ltd.	357,320	1,100,447
Pakistan Telecommunication Co., Ltd.	3,306,700	458,835
SUI Southern Gas Co., Ltd.(1)	1,091,500	345,607
United Bank, Ltd.	564,045	775,339

		$22,152,812

Panama — 0.3%
Copa Holdings SA, Class A	167,154	$7,872,953

		$7,872,953

Peru — 1.5%
Alicorp SAA(1)	3,848,309	$5,654,549
Banco Continental SA	626,601	454,935
Casa Grande SAA(1)	99,420	88,796
Cementos Pacasmayo SAA	241,600	313,233
Cia de Minas Buenaventura SA ADR(1)	422,080	1,688,320
Cia Minera Milpo SA	676,862	270,090
Credicorp, Ltd.	153,994	15,608,832
Edegel SA	2,160,876	1,512,844
Empresa de Distribucion Electrica de Lima Norte SAA	108,248	141,902
Energia del Sur SA	120,072	245,617
Ferreycorp SAA	6,227,411	2,188,897
Grana y Montero SAA	2,096,520	966,444
Intercorp Financial Services, Inc.	66,690	1,343,803
Luz del Sur SAA	548,126	1,287,051
Minsur SA	1,961,259	282,529
Sociedad Minera Cerro Verde SAA(1)	44,121	617,694
Southern Copper Corp.	385,027	9,979,900
Union Andina de Cementos SAA	1,014,000	423,608
Volcan Cia Minera SAA, Class B	5,911,333	407,044

		$43,476,088

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	2,738,650	$3,367,283
Aboitiz Power Corp.	3,597,300	3,148,820
ABS-CBN Holdings Corp. PDR	138,370	161,132

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Philippines (continued)
Alliance Global Group, Inc.	3,691,400	$1,148,566
Ayala Corp.	199,995	2,864,024
Ayala Land, Inc.	4,864,500	3,228,093
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,342,607
BDO Unibank, Inc.	1,274,481	2,741,304
Bloomberry Resorts Corp.	12,417,700	1,073,371
Cosco Capital, Inc.	3,726,300	578,025
D&L Industries, Inc.	4,814,000	821,708
DMCI Holdings, Inc.	5,921,800	1,424,481
Emperador, Inc.	4,313,300	665,821
Energy Development Corp.	16,100,700	1,863,588
Filinvest Land, Inc.	9,303,000	289,882
First Gen Corp.	2,859,922	1,108,353
First Philippine Holdings Corp.	587,500	689,658
Globe Telecom, Inc.	45,740	1,797,298
GT Capital Holdings, Inc.	67,795	1,843,238
Holcim Philippines, Inc.	1,492,000	449,331
International Container Terminal Services, Inc.	666,670	853,885
JG Summit Holding, Inc.	2,284,320	3,224,988
Jollibee Foods Corp.	1,179,850	5,099,031
Lopez Holdings Corp.	4,600,000	502,306
LT Group, Inc.	3,482,900	1,164,374
Manila Electric Co.	577,330	3,765,051
Manila Water Co.	1,633,000	834,541
Megaworld Corp.	12,596,000	950,272
Melco Crown Philippines Resorts Corp.(1)	3,711,400	177,476
Metro Pacific Investments Corp.	7,682,400	891,331
Metropolitan Bank & Trust Co.	1,171,246	1,750,076
Nickel Asia Corp.	5,281,800	457,721
Pepsi-Cola Products Philippines, Inc.	1,388,000	86,370
Petron Corp.	4,267,400	585,163
Philex Mining Corp.	6,094,825	522,092
Philippine Long Distance Telephone Co.	214,145	10,006,227
Puregold Price Club, Inc.	2,674,400	1,852,433
Robinsons Land Corp.	1,187,900	625,895
Robinsons Retail Holdings, Inc.	1,269,250	1,581,255
San Miguel Corp.	716,000	1,098,167
Security Bank Corp.	243,300	727,202
Semirara Mining & Power Co.	1,222,930	3,059,861
SM Investments Corp.	255,802	4,473,857
SM Prime Holdings, Inc.	9,538,699	4,266,678
SSI Group, Inc.(1)	2,061,000	139,427
Travellers International Hotel Group, Inc.	3,521,900	285,667
Universal Robina Corp.	1,858,330	7,558,555
Vista Land & Lifescapes, Inc.	3,675,000	290,045

		$88,436,529

Security	Shares	Value

Poland — 2.9%
Agora SA(1)	125,463	$353,251
AmRest Holdings SE(1)	7,766	353,110
Asseco Poland SA	512,726	7,073,232
Bank Handlowy w Warszawie SA	50,570	929,601
Bank Millennium SA(1)	687,285	910,710
Bank Pekao SA	179,638	6,043,946
Bank Zachodni WBK SA(1)	16,600	1,064,583
Boryszew SA	122,670	129,258
Budimex SA	27,910	1,315,203
CCC SA	43,900	1,287,313
Cyfrowy Polsat SA(1)	860,096	4,541,544
Enea SA	202,800	585,010
Eurocash SA	355,800	4,816,740
Getin Holding SA(1)	365,918	120,008
Getin Noble Bank SA(1)	2,322,186	257,245
Grupa Azoty SA(1)	76,370	1,936,645
Grupa Lotos SA(1)	101,253	636,518
ING Bank Slaski SA	47,450	1,270,189
Jastrzebska Spolka Weglowa SA(1)	138,610	299,843
KGHM Polska Miedz SA	344,982	4,883,541
KOPEX SA	125,900	103,975
LPP SA	1,811	2,385,775
Lubelski Wegiel Bogdanka SA	12,326	93,102
mBank SA(1)	23,504	1,822,400
Netia SA	1,111,077	1,520,231
Orange Polska SA	2,781,316	4,425,514
Orbis SA	30,000	468,698
PGE SA	1,874,600	6,371,758
PKP Cargo SA	27,389	328,703
Polski Koncern Naftowy ORLEN SA	458,433	7,030,591
Polskie Gornictwo Naftowe i Gazownictwo SA	2,941,216	3,753,861
Powszechna Kasa Oszczednosci Bank Polski SA(1)	1,151,310	6,972,592
Powszechny Zaklad Ubezpieczen SA	785,930	6,262,236
Synthos SA	844,500	801,664
Tauron Polska Energia SA	3,279,494	2,183,939

		$83,332,529

Qatar — 1.4%
Aamal Co. QSC	177,687	$582,562
Barwa Real Estate Co.	146,293	1,303,285
Doha Bank QSC	100,995	1,019,640
Gulf International Services QSC	116,556	1,369,612
Industries Qatar	184,019	5,201,009
Masraf Al Rayan QSC	356,854	3,324,019
Ooredoo QSC	132,696	2,884,343
Qatar Electricity & Water Co. QSC	75,958	3,873,111

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Qatar (continued)
Qatar Gas Transport Co., Ltd.	409,940	$2,351,260
Qatar Insurance Co.	67,706	1,559,349
Qatar International Islamic Bank	45,943	824,283
Qatar Islamic Bank	77,555	1,822,599
Qatar National Bank SAQ	158,448	7,173,019
Qatar National Cement Co. QSC	31,625	787,227
Qatar Navigation QSC	52,421	1,236,668
Qatari Investors Group	37,029	289,916
United Development Co. QSC	117,835	598,593
Vodafone Qatar QSC	1,185,810	3,443,011

		$39,643,506

Romania — 0.7%
Banca Transilvania(1)	11,190,659	$6,020,094
BRD-Groupe Societe Generale SA(1)	1,721,843	4,112,292
OMV Petrom SA	45,352,995	2,678,476
Societatea Nationala de Gaze Naturale ROMGAZ SA	407,654	2,297,294
Societatea Nationala Nuclearelectrica SA	794,100	1,131,623
Transelectrica SA	426,930	2,802,746
Transgaz SA Medias	19,337	1,196,261

		$20,238,786

Russia — 5.9%
Aeroflot - Russian Airlines PJSC(1)	1,876,656	$1,259,403
AK Transneft OAO, PFC Shares	1,647	4,221,409
CTC Media, Inc.	628,567	1,219,420
E.ON Russia JSC	8,737,000	353,116
Evraz PLC(1)	916,942	818,831
Federal Grid Co. Unified Energy System PJSC	1,585,875,440	1,217,651
Gazprom PAO	1,755,200	3,185,029
Gazprom PAO ADR	4,106,902	14,837,646
Globaltrans Investment PLC GDR(1)(4)	207,458	811,330
Inter RAO UES PJSC	71,597,070	1,297,455
Lenta, Ltd. GDR(1)(4)	133,659	790,316
LSR Group PJSC GDR(4)	186,400	300,635
Lukoil PJSC ADR	376,857	12,821,068
Luxoft Holding, Inc.(1)	13,100	983,548
Magnit PJSC	85,215	12,961,808
Magnit PJSC GDR(4)	109,571	4,300,270
Magnitogorsk Iron & Steel Works OJSC GDR(4)	105,708	336,113
Mail.ru Group, Ltd. GDR(1)(4)	265,535	5,781,004
Mechel ADR(1)	189,000	378,000
MegaFon PJSC GDR(4)	249,745	2,997,441
MMC Norilsk Nickel PJSC	2,386	278,988
MMC Norilsk Nickel PJSC ADR	775,037	8,980,231

Security	Shares	Value

Russia (continued)
Mobile TeleSystems PJSC	3,117,127	$9,372,557
Moscow Exchange MICEX-RTS PJSC	1,214,410	1,542,647
Mosenergo PAO	8,811,603	99,947
Novatek OAO GDR(4)	64,508	5,606,145
Novolipetsk Steel AO GDR(4)	156,893	1,363,995
O’Key Group SA GDR(4)	15,504	26,208
PhosAgro OAO GDR(4)	28,064	333,918
PIK Group PJSC(1)	12,354	34,416
PIK Group PJSC GDR(1)(4)	166,400	458,457
Polymetal International PLC	295,128	2,433,894
QIWI PLC ADR	51,408	663,677
Rosneft OAO GDR(4)	868,232	3,119,805
Rosseti PJSC(1)	135,144,187	818,695
Rostelecom PJSC	1,492,177	1,704,577
Rostelecom PJSC ADR	15,064	101,983
RusHydro PJSC	395,274,080	3,388,925
RusHydro PJSC ADR	348,000	305,437
Sberbank of Russia PJSC	9,493,768	12,183,280
Sberbank of Russia PJSC ADR	542,087	3,001,295
Severstal PAO GDR(4)	428,946	3,479,809
Sistema JSFC	10,069,378	2,349,898
Sollers PAO(1)	24,262	136,010
Surgutneftegas OAO ADR	927,852	4,532,703
Surgutneftegas OAO, PFC Shares	6,277,500	3,829,572
Tatneft PAO ADR	218,759	5,972,339
TMK PAO GDR(4)	64,757	178,235
VimpelCom, Ltd. ADR	751,784	2,473,369
VTB Bank PJSC	2,064,590,000	2,008,284
VTB Bank PJSC GDR(4)	2,020,154	3,808,398
X5 Retail Group NV GDR(1)(4)	317,559	5,872,074
Yandex NV, Class A(1)	639,200	8,578,064

		$169,909,325

Slovenia — 0.7%
Cinkarna Celje DD	6,272	$503,656
Gorenje DD	349,170	1,709,454
KRKA DD	100,252	6,738,990
Luka Koper	94,050	2,339,939
Petrol	11,392	3,221,432
Sava DD(1)	17,370	5,823
Sava Reinsurance Co.	179,037	2,513,776
Telekom Slovenije DD	27,437	2,161,808
Zavarovalnica Triglav DD	92,989	2,423,491

		$21,618,369

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

South Africa — 5.7%
AECI, Ltd.	73,130	$382,549
African Bank Investments, Ltd.(1)(3)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	343,963
Allied Electronics Corp., Ltd.	186,200	66,859
Anglo American Platinum, Ltd.(1)	58,680	862,271
AngloGold Ashanti, Ltd.(1)	403,071	3,480,101
Aspen Pharmacare Holdings, Ltd.	392,807	6,687,607
Astral Foods, Ltd.	18,500	113,978
Aveng, Ltd.(1)	939,990	141,831
AVI, Ltd.	319,500	1,603,084
Barclays Africa Group, Ltd.	193,289	1,763,091
Barloworld, Ltd.	662,120	2,966,597
Bidvest Group, Ltd. (The)	605,796	13,989,713
Capitec Bank Holdings, Ltd.	42,400	1,291,331
Clicks Group, Ltd.	167,700	918,613
DataTec, Ltd.	160,600	426,432
Discovery, Ltd.	96,631	787,786
Exxaro Resources, Ltd.	118,010	456,674
FirstRand, Ltd.	843,545	2,393,039
Fortress Income Fund, Ltd., Class A	440,672	403,916
Fortress Income Fund, Ltd., Class B	440,672	962,654
Foschini Group, Ltd. (The)	63,545	495,914
Gold Fields, Ltd.	681,677	2,339,220
Grindrod, Ltd.	340,300	212,626
Group Five, Ltd.	81,460	81,092
Growthpoint Properties, Ltd.	1,042,876	1,503,863
Harmony Gold Mining Co., Ltd.(1)	374,410	687,825
Hyprop Investments, Ltd.	92,800	592,534
Illovo Sugar, Ltd.	174,700	207,209
Impala Platinum Holdings, Ltd.(1)	533,748	1,115,071
Imperial Holdings, Ltd.	78,001	599,036
Investec, Ltd.	182,794	1,189,711
JSE, Ltd.	105,800	862,087
Kumba Iron Ore, Ltd.	66,960	147,717
Lewis Group, Ltd.	62,700	172,697
Liberty Holdings, Ltd.	107,168	755,201
Life Healthcare Group Holdings, Ltd.	1,510,419	3,336,361
Massmart Holdings, Ltd.	149,614	854,433
Mediclinic International, Ltd.	574,283	4,366,819
MMI Holdings, Ltd.	692,950	992,647
Mondi, Ltd.	91,130	1,507,912
Mr Price Group, Ltd.	91,080	939,981
MTN Group, Ltd.	1,885,095	16,658,409
Murray & Roberts Holdings, Ltd.	915,850	457,533
Nampak, Ltd.	465,438	575,492
Naspers, Ltd., Class N	156,223	19,742,372

Security	Shares	Value

South Africa (continued)
Nedbank Group, Ltd.	121,638	$1,445,004
Netcare, Ltd.	1,305,994	2,778,871
Northam Platinum, Ltd.(1)	207,738	413,530
Pick’n Pay Stores, Ltd.	371,278	1,373,925
PPC, Ltd.	468,427	388,383
Rand Merchant Investment Holdings, Ltd.(1)	479,034	1,197,061
Redefine Properties, Ltd.	2,311,150	1,387,670
Remgro, Ltd.	167,010	2,648,453
Reunert, Ltd.	407,260	1,647,457
RMB Holdings, Ltd.	441,055	1,575,372
Sanlam, Ltd.	427,873	1,575,565
Sappi, Ltd.(1)	415,236	1,891,448
Sasol, Ltd.	469,150	12,341,711
Shoprite Holdings, Ltd.	837,380	7,732,213
Sibanye Gold, Ltd.	800,277	1,781,304
SPAR Group, Ltd. (The)	206,544	2,388,479
Standard Bank Group, Ltd.	298,646	2,126,355
Steinhoff International Holdings NV	787,883	3,815,207
Sun International, Ltd.	30,482	150,187
Telkom SA SOC, Ltd.	309,050	1,251,743
Tiger Brands, Ltd.	202,394	3,718,788
Tongaat Hulett, Ltd.	99,910	561,387
Truworths International, Ltd.	300,800	1,868,203
Vodacom Group, Ltd.	613,500	5,628,801
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	719,221
Woolworths Holdings, Ltd.	287,328	1,700,052

		$164,542,241

South Korea — 6.2%
AMOREPACIFIC Corp.(1)	12,580	$4,287,901
AMOREPACIFIC Group, Inc.(1)	6,000	752,128
Asiana Airlines, Inc.(1)	92,200	353,424
BNK Financial Group, Inc.(1)	68,935	521,049
Celltrion, Inc.(1)	72,729	6,871,649
Cheil Worldwide, Inc.	51,100	971,867
CJ CheilJedang Corp.(1)	6,096	2,098,559
CJ Corp.(1)	3,500	864,774
CJ Korea Express Co., Ltd.(1)	4,349	800,007
CJ O Shopping Co., Ltd.(1)	3,130	470,548
Coway Co., Ltd.(1)	22,950	1,888,571
Daelim Industrial Co., Ltd.(1)	8,650	569,544
Daesang Corp.(1)	8,000	254,872
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	305,615
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,798
Daewoo International Corp.	21,675	281,282
Daewoo Securities Co., Ltd.(1)	50,493	336,006

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	45,532	$161,394
Daewoong Pharmaceutical Co., Ltd.(1)	5,630	404,703
DGB Financial Group Co., Ltd.(1)	65,650	491,114
Dong-A Pharmaceutical Co., Ltd.(1)	2,407	432,551
Dong-A ST Co., Ltd.(1)	4,078	546,920
Dongbu Insurance Co., Ltd.(1)	9,940	564,587
Dongkuk Steel Mill Co., Ltd.(1)	67,733	291,488
Doosan Corp.(1)	6,101	390,593
Doosan Heavy Industries & Construction Co., Ltd.(1)	23,400	331,671
Doosan Infracore Co., Ltd.(1)	34,600	122,358
E-MART, Inc.	10,328	1,418,122
GS Engineering & Construction Corp.(1)	19,935	425,659
GS Holdings Corp.(1)	55,400	2,345,007
Hana Financial Group, Inc.	75,951	1,366,795
Hanjin Kal Corp.(1)	19,283	253,811
Hanjin Shipping Co., Ltd.(1)	98,091	247,893
Hankook Tire Co., Ltd.(1)	21,623	843,254
Hanmi Pharmaceutical Co., Ltd.(1)	8,257	4,908,226
Hansol Holdings Co., Ltd.(1)	37,566	232,608
Hansol Paper Co., Ltd.(1)	22,933	407,931
Hanwha Chemical Corp.(1)	81,490	1,792,873
Hanwha Corp.(1)	21,390	659,818
Hanwha Techwin Co., Ltd.(1)	18,895	515,002
Hite-Jinro Co., Ltd.(1)	20,121	502,320
Hyosung Corp.(1)	15,380	1,408,574
Hyundai Department Store Co., Ltd.(1)	7,615	815,951
Hyundai Development Co.- Engineering & Construction(1)	29,900	1,136,303
Hyundai Engineering & Construction Co., Ltd.(1)	29,816	919,779
Hyundai Glovis Co., Ltd.(1)	7,670	1,316,656
Hyundai Heavy Industries Co., Ltd.(1)	11,670	907,367
Hyundai Marine & Fire Insurance Co., Ltd.(1)	27,100	733,725
Hyundai Merchant Marine Co., Ltd.(1)	68,800	165,180
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	323,182
Hyundai Mobis Co., Ltd.(1)	19,100	4,149,495
Hyundai Motor Co.	42,300	4,743,208
Hyundai Securities Co., Ltd.(1)	43,870	198,553
Hyundai Steel Co.	33,550	1,379,067
Hyundai Wia Corp.(1)	5,400	479,130
Industrial Bank of Korea(1)	66,080	639,352
Kakao Corp.(1)	5,600	515,178
Kangwon Land, Inc.(1)	50,840	1,756,043
KB Financial Group, Inc.(1)	91,817	2,348,662
KB Insurance Co., Ltd.(1)	28,900	719,569
KCC Corp.	2,345	863,189
Kia Motors Corp.	53,420	2,028,244
Korea Electric Power Corp.(1)	221,620	9,728,731

Security	Shares	Value

South Korea (continued)
Korea Gas Corp.(1)	39,170	$1,229,054
Korea Investment Holdings Co., Ltd.(1)	21,590	844,705
Korea Zinc Co., Ltd.(1)	5,700	2,080,885
Korean Air Lines Co., Ltd.(1)	28,110	584,779
Korean Reinsurance Co.(1)	78,574	872,666
KT Corp.	69,653	1,605,940
KT Corp. ADR(1)	16,800	206,976
KT&G Corp.	51,115	4,426,768
Kumho Petrochemical Co., Ltd.(1)	12,900	549,442
LG Chem, Ltd.	16,990	4,251,416
LG Corp.(1)	39,010	2,413,789
LG Display Co., Ltd.	48,000	882,212
LG Electronics, Inc.	39,320	1,917,086
LG Hausys, Ltd.	2,858	283,920
LG Household & Health Care, Ltd.	6,450	5,376,830
LG International Corp.(1)	20,600	535,537
LG Life Sciences, Ltd.(1)	11,000	644,513
LG Uplus Corp.	207,920	1,686,278
Lotte Chemical Corp.(1)	11,770	2,737,450
Lotte Shopping Co., Ltd.(1)	5,065	1,007,579
LS Corp.(1)	7,030	221,259
LS Industrial Systems Co., Ltd.(1)	9,200	314,031
Medy-Tox, Inc.	3,894	1,691,113
Mirae Asset Securities Co., Ltd.(1)	21,435	340,316
Naver Corp.	3,879	2,045,279
NCsoft Corp.	5,150	1,013,854
NH Investment & Securities Co., Ltd.(1)	42,208	340,287
NHN Entertainment Corp.(1)	4,718	190,274
Nong Shim Co., Ltd.	3,700	1,446,445
OCI Co., Ltd.(1)	15,570	871,011
ORION Corp.(1)	1,600	1,382,339
POSCO	28,327	4,245,887
S-Oil Corp.	36,885	2,428,394
S1 Corp.	9,450	806,044
Samsung C&T Corp.	17,126	2,158,264
Samsung Card Co., Ltd.	20,460	651,976
Samsung Electro-Mechanics Co., Ltd.	17,390	807,392
Samsung Electronics Co., Ltd.	12,303	11,902,565
Samsung Fine Chemicals Co., Ltd.	18,150	574,464
Samsung Fire & Marine Insurance Co., Ltd.	9,974	2,489,705
Samsung Heavy Industries Co., Ltd.(1)	67,350	593,353
Samsung Life Insurance Co., Ltd.	26,010	2,395,697
Samsung SDI Co., Ltd.	10,466	828,029
Samsung Securities Co., Ltd.(1)	16,440	523,011
Shinhan Financial Group Co., Ltd.(1)	112,145	3,624,848
Shinsegae Co., Ltd.	5,075	904,133

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
SK Chemicals Co., Ltd.(1)	15,660	$1,055,593
SK Holdings Co., Ltd.(1)	9,084	1,796,667
SK Hynix, Inc.	59,163	1,365,542
SK Innovation Co., Ltd.(1)	61,379	6,783,212
SK Networks Co., Ltd.(1)	64,010	292,985
SK Telecom Co., Ltd.	35,900	6,297,272
ViroMed Co., Ltd.(1)	9,440	1,544,938
Woori Bank	82,986	613,391
Yuanta Securities Korea Co., Ltd.(1)	78,565	206,629
Yuhan Corp.(1)	6,229	1,741,968
Zyle Daewoo Motor Sales Corp.(1)	5,113	5,331

		$179,194,753

Sri Lanka — 0.7%
Access Engineering PLC	2,576,589	$398,969
Aitken Spence PLC	1,072,547	631,046
Ceylon Tobacco Co. PLC	133,931	898,014
Chevron Lubricants Lanka PLC	1,001,814	2,197,748
Commercial Bank of Ceylon PLC	3,146,877	2,783,005
DFCC Bank PLC	293,137	305,945
Dialog Axiata PLC	18,848,970	1,338,063
Distilleries Co. of Sri Lanka PLC	1,684,527	2,638,109
Hatton National Bank PLC (Non-Voting)	1,687,868	2,312,163
John Keells Holdings PLC	4,681,947	5,020,286
Lanka IOC PLC	1,982,523	442,015
National Development Bank PLC	746,807	884,162
Nations Trust Bank PLC	376,548	204,309
Sampath Bank PLC	701,740	1,165,418

		$21,219,252

Taiwan — 6.0%
AcBel Polytech, Inc.	429,000	$310,204
Acer, Inc.(1)	1,042,519	361,777
Advanced Semiconductor Engineering, Inc.	1,607,135	1,726,336
AirTAC International Group	66,150	315,225
Ambassador Hotel	298,000	238,236
AmTRAN Technology Co., Ltd.	650,067	300,269
Asia Cement Corp.	1,507,356	1,185,687
Asia Optical Co., Inc.(1)	198,907	185,989
Asustek Computer, Inc.	210,325	1,705,113
AU Optronics Corp.	3,273,837	851,373
Capital Securities Corp.	711,928	186,357
Catcher Technology Co., Ltd.	173,183	1,288,534
Cathay Financial Holding Co., Ltd.	2,193,533	2,395,615
Center Laboratories, Inc.(1)	434,500	864,179

Security	Shares	Value

Taiwan (continued)
Chailease Holding Co., Ltd.	425,224	$678,118
Chang Hwa Commercial Bank, Ltd.	1,857,571	930,886
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,105,753
Chicony Electronics Co., Ltd.	337,598	701,009
China Airlines, Ltd.(1)	2,591,887	882,368
China Development Financial Holding Corp.	3,842,050	918,644
China Life Insurance Co., Ltd.	913,418	648,748
China Motor Corp.	881,315	559,774
China Petrochemical Development Corp.(1)	2,633,564	631,397
China Steel Corp.	6,459,734	3,453,133
Chipbond Technology Corp.	359,000	509,089
Chong Hong Construction Co., Ltd.	184,999	238,130
Chunghwa Telecom Co., Ltd.	2,646,746	8,200,369
Clevo Co.	394,155	374,378
Compal Electronics, Inc.	1,015,345	591,286
Coretronic Corp.	487,128	382,831
CTBC Financial Holding Co., Ltd.	4,598,403	2,159,832
Delta Electronics, Inc.	499,151	2,112,720
Dynapack International Technology Corp.	183,374	255,210
E Ink Holdings, Inc.(1)	1,234,000	535,468
E.Sun Financial Holding Co., Ltd.	2,256,726	1,171,312
Eclat Textile Co., Ltd.	136,240	1,941,310
Elan Microelectronics Corp.	345,300	440,858
Epistar Corp.	526,472	447,989
EVA Airways Corp.(1)	1,654,523	871,191
Evergreen International Storage & Transport Corp.	868,000	339,181
Evergreen Marine Corp.	2,373,754	832,027
Everlight Electronics Co., Ltd.	406,291	679,831
Far Eastern Department Stores, Ltd.	1,427,995	717,630
Far Eastern New Century Corp.	2,564,695	1,834,347
Far EasTone Telecommunications Co., Ltd.	1,332,084	2,753,114
Faraday Technology Corp.	244,128	326,961
Feng Hsin Steel Co., Ltd.	183,260	205,659
FIH Mobile, Ltd.	1,391,000	497,772
First Financial Holding Co., Ltd.	2,421,042	1,105,092
Formosa Chemicals & Fibre Corp.	1,864,399	4,023,706
Formosa International Hotels Corp.	118,084	767,189
Formosa Petrochemical Corp.	1,005,320	2,488,263
Formosa Plastics Corp.	2,344,896	5,453,333
Formosa Taffeta Co., Ltd.	842,000	751,220
Formosan Rubber Group, Inc.	433,000	221,475
Foxconn Technology Co., Ltd.	285,235	552,554
Fubon Financial Holding Co., Ltd.	2,016,596	2,226,550
Giant Manufacturing Co., Ltd.	262,208	1,731,453
Gintech Energy Corp.(1)	223,166	216,672
Goldsun Building Materials Co., Ltd.	1,672,928	386,016

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Great Wall Enterprise Co., Ltd.	930,888	$560,529
Highwealth Construction Corp.	441,669	410,155
Hiwin Technologies Corp.	230,720	852,022
Hon Hai Precision Industry Co., Ltd.	2,973,122	6,994,580
Hota Industrial Manufacturing Co., Ltd.	120,658	507,146
Hotai Motor Co., Ltd.	240,000	2,471,160
HTC Corp.	185,535	443,777
Hu Lane Associate, Inc.	181,000	745,159
Hua Nan Financial Holdings Co., Ltd.	2,481,465	1,107,346
Innolux Corp.	2,846,762	813,631
Inventec Corp.	960,966	720,819
Kenda Rubber Industrial Co., Ltd.	233,692	332,514
Kinpo Electronics, Inc.(1)	2,159,000	643,430
Kinsus Interconnect Technology Corp.	182,000	382,564
Largan Precision Co., Ltd.	27,795	1,994,938
Lite-On Technology Corp.	729,302	775,961
MediaTek, Inc.	372,462	2,422,479
Medigen Biotechnology Corp.(1)	69,000	146,627
Mega Financial Holding Co., Ltd.	2,860,730	1,823,937
Merida Industry Co., Ltd.	233,657	1,033,438
Motech Industries, Inc.(1)	155,451	189,754
Nan Kang Rubber Tire Co., Ltd.(1)	1,153,253	945,535
Nan Ya Plastics Corp.	2,579,214	4,513,489
Neo Solar Power Corp.	685,542	450,412
Novatek Microelectronics Corp., Ltd.	138,942	582,498
Pegatron Corp.	564,028	1,288,901
Phison Electronics Corp.	68,363	497,353
Pou Chen Corp.	1,957,819	2,450,649
Powertech Technology, Inc.	224,865	472,257
President Chain Store Corp.	619,664	4,097,558
Quanta Computer, Inc.	721,508	1,150,042
Radiant Opto-Electronics Corp.	141,264	276,147
Radium Life Tech Co., Ltd.	633,422	195,058
Realtek Semiconductor Corp.	164,002	408,046
RichTek Technology Corp.	101,478	586,992
Ruentex Development Co., Ltd.	437,306	505,952
Ruentex Industries, Ltd.	701,060	1,151,660
Sanyang Motor Co., Ltd.(1)	1,819,866	1,159,822
ScinoPharm Taiwan, Ltd.	236,080	357,095
Shin Kong Financial Holding Co., Ltd.	3,899,606	748,657
Shin Kong Synthetic Fibers Corp.	1,321,483	343,285
Siliconware Precision Industries Co., Ltd.	561,243	869,142
Simplo Technology Co., Ltd.	205,889	623,129
Sino-American Silicon Products, Inc.	268,233	343,462
SinoPac Financial Holdings Co., Ltd.	3,506,278	942,798
Solar Applied Materials Technology Corp.	336,245	183,510

Security	Shares	Value

Taiwan (continued)
St. Shine Optical Co., Ltd.	22,000	$427,185
Synnex Technology International Corp.	730,818	687,435
Tainan Spinning Co., Ltd.	941,822	384,816
Taishin Financial Holding Co., Ltd.	3,387,203	1,100,694
Taiwan Business Bank(1)	2,161,719	522,395
Taiwan Cement Corp.	1,909,830	1,536,342
Taiwan Cooperative Financial Holding Co., Ltd.	2,294,065	953,738
Taiwan Fertilizer Co., Ltd.	615,000	778,958
Taiwan Glass Industry Corp.(1)	542,564	195,017
Taiwan Mobile Co., Ltd.	1,302,296	3,918,334
Taiwan Semiconductor Manufacturing Co., Ltd.	4,013,465	17,281,686
Taiwan Tea Corp.	395,711	162,419
Tatung Co., Ltd.(1)	2,377,785	371,828
Teco Electric & Machinery Co., Ltd.	2,247,000	1,763,954
Tong Yang Industry Co., Ltd.	758,608	1,053,876
TPK Holding Co., Ltd.	155,148	320,807
Tripod Technology Corp.	396,535	654,699
TSRC Corp.	693,063	495,043
TTY Biopharm Co., Ltd.	534,330	1,880,788
Tung Ho Steel Enterprise Corp.	991,060	502,186
U-Ming Marine Transport Corp.	186,000	138,143
Uni-President Enterprises Corp.	4,204,831	7,031,487
Unimicron Technology Corp.	948,000	380,596
United Microelectronics Corp.	3,427,090	1,335,432
Walsin Lihwa Corp.(1)	2,539,000	545,637
Wan Hai Lines, Ltd.	518,962	276,657
Waterland Financial Holdings	1,118,368	243,443
Wei Chuan Food Corp.(1)	623,000	330,247
Wintek Corp.(3)	1,892,877	0
Wistron Corp.	667,186	379,123
WPG Holdings Co., Ltd.	604,489	588,547
Xxentria Technology Materials Corp.	234,700	608,510
Yageo Corp.	166,897	263,447
Yang Ming Marine Transport(1)	2,468,755	588,741
YFY, Inc.	899,120	273,382
Yieh Phui Enterprise	1,772,943	388,089
Yuanta Financial Holding Co., Ltd.	2,872,629	892,022
Yulon Motor Co., Ltd.	1,112,950	990,322

		$172,528,182

Thailand — 3.3%
Advanced Info Service PCL(6)	999,300	$4,756,648
Airports of Thailand PCL(6)	541,500	5,759,826
AP Thailand PCL(6)	5,199,700	813,550
Bangkok Bank PCL(6)	276,400	1,187,651
Bangkok Dusit Medical Services PCL(6)	5,594,000	3,458,837

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Bangkok Land PCL(6)	13,071,100	$526,102
Banpu PCL(6)	1,468,000	696,599
BEC World PCL(6)	1,752,100	1,481,073
Berli Jucker PCL(6)	1,563,300	1,471,136
Big C Supercenter PCL(6)	268,600	1,689,062
BTS Group Holdings PCL	6,774,200	1,549,613
Bumrungrad Hospital PCL(6)	899,500	5,570,698
Central Pattana PCL(6)	537,000	676,427
CH. Karnchang PCL(6)	1,970,620	1,432,141
Charoen Pokphand Foods PCL(6)	4,351,000	2,394,592
CP ALL PCL(6)	2,790,200	3,201,027
Delta Electronics (Thailand) PCL(6)	1,345,400	3,006,449
Electricity Generating PCL(6)	413,800	1,935,148
Glow Energy PCL(6)	877,300	1,891,077
Hana Microelectronics PCL(6)	1,730,900	1,490,571
Home Product Center PCL(6)	3,521,555	674,146
Indorama Ventures PCL(6)	2,106,900	1,252,970
IRPC PCL(6)	12,191,400	1,465,930
Italian-Thai Development PCL(1)(6)	4,208,006	823,082
Jasmine International PCL(6)	1,976,800	173,617
Kasikornbank PCL(6)	408,800	1,952,700
Khon Kaen Sugar Industry PCL(6)	4,396,800	459,614
Kiatnakin Bank PCL(6)	785,100	876,770
Krung Thai Bank PCL(6)	1,231,400	604,027
L.P.N. Development PCL(6)	1,255,000	519,328
Land & Houses PCL(6)	2,593,500	642,666
Minor International PCL(6)	2,813,577	2,677,552
Pruksa Real Estate PCL(6)	518,200	367,467
PTT Exploration & Production PCL(6)	1,579,798	2,561,001
PTT Global Chemical PCL(6)	1,844,950	2,810,044
PTT PCL(6)	713,560	4,775,316
Quality House PCL(6)	13,198,646	812,624
Ratchaburi Electricity Generating Holding PCL(6)	676,000	944,385
Samart Corp. PCL(6)	2,188,100	1,176,643
Siam Cement PCL(6)	357,600	4,352,784
Siam City Cement PCL(6)	97,390	757,069
Siam Commercial Bank PCL(6)	535,300	1,965,560
Sino Thai Engineering & Construction PCL(6)	2,449,157	1,487,563
Thai Airways International PCL(1)(6)	2,173,900	505,683
Thai Beverage PCL	7,403,000	3,543,608
Thai Oil PCL(6)	1,094,800	1,987,034
Thai Union Group PCL	2,846,508	1,474,794
Thanachart Capital PCL(6)	1,128,900	1,197,542
Thoresen Thai Agencies PCL(6)	2,584,565	561,344
TMB Bank PCL(6)	16,643,600	1,210,769
Total Access Communication PCL(6)	1,130,500	1,069,930

Security	Shares	Value

Thailand (continued)
TPI Polene PCL(6)	18,986,000	$1,198,892
True Corp. PCL(1)(6)	14,572,601	2,922,702
TTCL PCL	224,200	97,096
TTW PCL(6)	3,598,200	1,019,100

		$95,909,579

Turkey — 3.1%
Akbank TAS	1,842,533	$4,502,710
Akcansa Cimento AS	126,800	565,662
Aksa Akrilik Kimya Sanayii AS	322,613	1,125,436
Aksa Enerji Uretim AS(1)	600,923	483,942
Albaraka Turk Katilim Bankasi AS	522,467	254,709
Anadolu Efes Biracilik ve Malt Sanayii AS	301,358	1,868,613
Arcelik AS	773,171	4,039,052
Aygaz AS	279,132	954,287
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	592,900	597,820
BIM Birlesik Magazalar AS	320,185	5,418,982
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	172,981
Cimsa Cimento Sanayi ve Ticaret AS	141,400	689,889
Coca-Cola Icecek AS	102,495	1,138,771
Dogan Sirketler Grubu Holding AS(1)	1,732,915	317,755
Dogus Otomotiv Servis ve Ticaret AS	111,778	412,734
Eczacibasi Ilac Sanayi ve Ticaret AS	255,200	261,670
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,976,700	1,731,136
Enka Insaat ve Sanayi AS	1,307,393	1,946,618
Eregli Demir ve Celik Fabrikalari TAS	4,567,951	4,795,101
Ford Otomotiv Sanayi AS	208,281	2,281,051
Gubre Fabrikalari TAS	239,300	453,379
Haci Omer Sabanci Holding AS	1,240,418	3,602,647
Is Gayrimenkul Yatirim Ortakligi AS	655,591	376,182
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,655,090	983,849
KOC Holding AS	807,392	3,240,630
Koza Altin Isletmeleri AS	152,600	650,058
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	293,339
Migros Ticaret AS(1)	75,000	406,684
Net Holding AS(1)	325,363	356,455
Pegasus Hava Tasimaciligi AS(1)	36,600	206,750
Petkim Petrokimya Holding AS(1)	2,183,491	2,580,526
Sekerbank TAS(1)	765,199	397,510
TAV Havalimanlari Holding AS	201,088	1,193,358
Tekfen Holding AS	209,373	273,646
Tofas Turk Otomobil Fabrikasi AS	340,613	2,355,516
Trakya Cam Sanayii AS	261,657	149,262
Tupras-Turkiye Petrol Rafinerileri AS(1)	368,450	9,365,889
Turk Hava Yollari Anonim Ortakligi AS(1)	774,945	1,924,363
Turk Sise ve Cam Fabrikalari AS	929,159	942,744

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Turk Telekomunikasyon AS	1,346,358	$2,466,297
Turkcell Iletisim Hizmetleri AS	2,248,426	8,020,370
Turkiye Garanti Bankasi AS	2,160,482	5,459,737
Turkiye Halk Bankasi AS	624,600	2,161,930
Turkiye Is Bankasi	1,346,812	2,114,993
Turkiye Sinai Kalkinma Bankasi AS	641,660	319,847
Turkiye Vakiflar Bankasi TAO	982,100	1,258,806
Ulker Biskuvi Sanayi AS	269,059	1,721,484
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	646,360
Yapi ve Kredi Bankasi AS	648,885	817,997
Yazicilar Holding AS	158,584	615,188
Zorlu Enerji Elektrik Uretim AS(1)	692,954	362,168

		$89,276,883

Ukraine — 0.3%
Astarta Holding NV(1)	171,531	$1,249,121
Avangardco Investments Public, Ltd. GDR(1)(4)	138,412	166,115
Ferrexpo PLC	2,037,849	503,939
Kernel Holding SA	334,713	3,690,600
MHP SA GDR(4)	248,046	1,995,721

		$7,605,496

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	2,281,264	$3,776,189
Abu Dhabi National Hotels	465,151	341,320
Agthia Group PJSC	1,013,903	1,939,351
Air Arabia PJSC	7,103,683	2,235,134
Ajman Bank PJSC(1)	744,975	444,121
Al Waha Capital PJSC	2,092,394	1,127,548
Aldar Properties PJSC	4,132,498	2,476,921
Arabtec Holding PJSC(1)	6,821,504	2,222,238
Dana Gas PJSC(1)	5,241,906	638,340
DP World, Ltd.	447,522	7,899,026
Dubai Financial Market PJSC	1,928,561	602,998
Dubai Investments PJSC	1,767,836	811,831
Dubai Islamic Bank PJSC	1,313,689	2,066,436
Emaar Properties PJSC	3,707,666	4,992,404
First Gulf Bank PJSC	1,188,942	3,257,358
Gulf Pharmaceutical Industries	128,551	86,489
National Bank of Abu Dhabi PJSC	1,701,141	3,447,703
National Bank of Ras Al-Khaimah PSC (The)	62,608	91,806
National Central Cooling Co. (Tabreed)	828,054	221,978
Ras Al Khaimah Ceramics	334,915	269,831
Ras Al Khaimah Properties PJSC	2,150,800	275,965
Union National Bank PJSC	1,992,209	1,846,083

		$41,071,070

Security	Shares	Value

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	1,556,456	$2,908,588
Bao Viet Holdings	307,150	708,275
Development Investment Construction Corp.(1)	298,260	109,445
FPT Corp.	250,726	524,798
HAGL JSC(1)	1,155,511	428,230
Hoa Phat Group JSC	2,137,846	2,647,063
KIDO Group Corp.	633,520	633,567
Kim Long Securities Corp.	824,100	230,505
Kinh Bac City Development Share Holding Corp.(1)	328,860	174,996
Masan Group Corp.(1)	272,520	895,167
PetroVietnam Construction JSC(1)	919,725	113,348
PetroVietnam Drilling & Well Services JSC	739,369	774,624
PetroVietnam Fertilizer & Chemical JSC	880,500	1,138,816
PetroVietnam Gas JSC	166,550	295,574
PetroVietnam Technical Services Corp.	1,236,400	863,617
Pha Lai Thermal Power JSC	483,390	382,248
Phu Nhuan Jewelry JSC	235,560	475,069
Refrigeration Electrical Engineering Corp.	706,420	806,447
Saigon Securities, Inc.(1)	198,000	182,316
Tan Tao Investment & Industry JSC(1)	1,554,838	365,637
Vietnam Construction and Import-Export JSC	621,655	288,582
Vietnam Dairy Products JSC	558,490	2,921,846
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,810,143	1,406,936
Vingroup JSC(1)	1,398,955	3,005,266

		$22,280,960

Total Common Stocks (identified cost $3,683,419,276)		$2,835,632,521

Equity-Linked Securities(5)(7) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17	36,000	$786,884
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	318,734
Al Rajhi Bank	1/22/18	149,493	1,894,816
Al Tayyar	3/5/18	70,167	872,530
Alinma Bank	1/22/18	250,600	870,071
Almarai Co.	7/31/17	59,399	967,818
Arab National Bank	5/12/17	70,000	358,722
Bank Albilad	3/5/18	103,957	578,463
Banque Saudi Fransi	1/22/18	100,840	622,939
Dar Al Arkan Real Estate Development	7/20/18	185,500	238,581
Etihad Etisalat Co.	11/20/17	134,038	819,093

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Fawaz Abdulaziz Alhokair Co.	3/20/17	60,000	$702,918
Jarir Marketing Co.	1/22/18	25,425	807,344
Mobile Telecommunications Co.	4/30/18	123,207	189,659
National Industrialization Co.	10/31/16	156,903	337,734
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	219,824
Riyad Bank	11/20/17	161,200	473,735
Sahara Petrochemical Co.	9/14/18	122,800	256,142
Samba Financial Group	6/29/17	182,240	922,973
Saudi Airlines Catering Co.	5/28/18	5,500	143,859
Saudi Arabian Amiantit Co.	4/30/18	106,500	213,623
Saudi Arabian Fertilizer Co.	7/31/17	35,791	621,321
Saudi Arabian Mining Co.	4/30/18	54,900	425,121
Saudi Basic Industries Corp.	1/22/18	107,696	1,891,099
Saudi British Bank	1/22/18	93,450	529,964
Saudi Cable Co.	7/20/18	97,900	170,277
Saudi Cement Co.	7/20/18	25,900	339,326
Saudi Chemical Co.	4/23/18	25,900	346,058
Saudi Electricity Co.	1/22/18	268,400	1,003,413
Saudi Industrial Investment Group	10/9/17	95,000	301,976
Saudi International Petrochemicals Co.	1/22/18	40,200	114,391
Saudi Kayan Petrochemical Co.	1/22/18	247,500	311,726
Saudi Telecom Co.	4/23/18	98,200	1,567,297
Savola Group	2/6/17	115,300	1,169,442
Yanbu National Petrochemical Co.	7/31/17	51,400	411,722

Total Equity-Linked Securities (identified cost $35,400,551)			$21,799,595

Rights(1) — 0.0%(2)

Security		Shares	Value
Banco Bradesco SA, Exp. 2/3/16		28,226	$6,351
Flour Mills of Nigeria PLC		857,481	0

Total Rights (identified cost $0)			$6,351

Warrants(1) — 0.0%(2)

Security		Shares	Value
Samart Corp. PCL, Exp. 2/19/18, Strike THB 45.00		437,620	$14,819
WCT Holdings Bhd, Exp. 8/27/20, Strike MYR 2.08		256,616	11,117

Total Warrants (identified cost $0)			$25,936

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/16	$13,862	$13,862,189

Total Short-Term Investments (identified cost $13,862,189)		$13,862,189

Total Investments — 99.2% (identified cost $3,732,682,016)		$2,871,326,592

Other Assets, Less Liabilities — 0.8%		$23,838,896

Net Assets — 100.0%		$2,895,165,488

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $57,178,004 or 2.0% of the Fund’s net assets.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $22,816,645 or 0.8% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.3%	$297,807,824
Hong Kong Dollar	7.3	210,624,765
South Korean Won	6.2	178,987,777
Indian Rupee	6.0	173,058,367
New Taiwan Dollar	5.9	172,030,410
South African Rand	5.5	160,727,034
Brazilian Real	5.3	152,854,697
Mexican Peso	5.1	148,242,029
Malaysian Ringgit	3.3	95,432,091
Thai Baht	3.2	92,380,790
Indonesian Rupiah	3.2	91,658,358
New Turkish Lira	3.1	89,276,883
Chilean Peso	3.1	88,821,138
Philippine Peso	3.0	88,436,529
Polish Zloty	3.0	88,272,250
Euro	2.3	67,373,716
Hungarian Forint	2.0	57,717,936
Kuwaiti Dinar	1.9	54,092,430
Russian Ruble	1.8	52,871,110
Czech Koruna	1.4	39,872,024
Egyptian Pound	1.4	39,682,444
United Arab Emirates Dirham	1.4	39,651,478
Qatari Riyal	1.4	39,643,506
Colombian Peso	1.3	38,515,705
Other currency, less than 1% each	10.8	313,295,301

Total Investments	99.2%	$2,871,326,592

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.1%	$612,400,932
Consumer Staples	10.8	312,953,238
Telecommunication Services	10.5	303,051,360
Industrials	10.3	298,352,044
Materials	9.9	286,777,610
Energy	9.4	271,671,598
Consumer Discretionary	9.3	268,887,507
Information Technology	6.5	187,738,756
Utilities	6.3	181,790,411
Health Care	4.6	133,840,947
Short-Term Investments	0.5	13,862,189

Total Investments	99.2%	$2,871,326,592

Abbreviations:

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

Currency Abbreviations:

MYR	–	Malaysian Ringgit
THB	–	Thai Baht

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Statement of Assets and Liabilities

Assets	January 31, 2016
Investments, at value (identified cost, $3,732,682,016)	$2,871,326,592
Cash	7,359
Foreign currency, at value (identified cost, $12,064,712)	12,047,007
Dividends and interest receivable	2,523,400
Receivable for investments sold	2,473,980
Receivable for Fund shares sold	27,053,734
Tax reclaims receivable	1,287,934
Total assets	$2,916,720,006

Liabilities
Payable for Fund shares redeemed	$16,088,388
Payable to affiliates:
Investment adviser fee	1,895,427
Administration fee	359,976
Distribution and service fees	118,324
Accrued foreign capital gains taxes	694,735
Accrued expenses	2,397,668
Total liabilities	$21,554,518
Net Assets	$2,895,165,488

Sources of Net Assets
Paid-in capital	$3,839,495,640
Accumulated net realized loss	(110,612,909)
Accumulated undistributed net investment income	28,629,692
Net unrealized depreciation	(862,346,935)
Total	$2,895,165,488

Investor Class Shares
Net Assets	$527,197,590
Shares Outstanding	47,959,895
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.99

Class C Shares
Net Assets	$9,573,371
Shares Outstanding	882,765
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.84

Institutional Class Shares
Net Assets	$1,803,056,260
Shares Outstanding	163,342,232
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.04

Class R6 Shares
Net Assets	$555,338,267
Shares Outstanding	50,309,652
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.04

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Statement of Operations

Investment Income	Year Ended January 31, 2016
Dividends (net of foreign taxes, $12,915,652)	$112,481,300
Interest	1,238
Total investment income	$112,482,538

Expenses
Investment adviser fee	$30,629,065
Administration fee	5,900,813
Distribution and service fees
Investor Class	1,566,492
Class C	132,541
Trustees’ fees and expenses	68,000
Custodian fee	4,476,160
Transfer and dividend disbursing agent fees	1,892,979
Legal and accounting services	156,011
Printing and postage	217,973
Registration fees	174,252
Miscellaneous	272,667
Total expenses	$45,486,953
Deduct —
Reduction of custodian fee	$58
Total expense reductions	$58

Net expenses	$45,486,895

Net investment income	$66,995,643

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,963,410)	$(101,583,318)
Foreign currency transactions	(3,594,012)
Net realized loss	$(105,177,330)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $747,569)	$(727,794,944)
Foreign currency	95,115
Net change in unrealized appreciation (depreciation)	$(727,699,829)

Net realized and unrealized loss	$(832,877,159)

Net decrease in net assets from operations	$(765,881,516)

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$66,995,643	$70,454,043
Net realized gain (loss) from investment and foreign currency transactions	(105,177,330)	124,615,509
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(727,699,829)	(223,186,051)
Net decrease in net assets from operations	$(765,881,516)	$(28,116,499)
Distributions to shareholders —
From net investment income
Investor Class	$(774,640)	$(7,624,891)
Class C	(3,739)	(62,696)
Institutional Class	(5,208,750)	(53,005,889)
Class R6	(1,628,400)	(8,251,614)
From net realized gain
Investor Class	(8,843,802)	(3,278,070)
Class C	(190,277)	(91,108)
Institutional Class	(39,758,650)	(18,387,380)
Class R6	(8,307,331)	(2,812,144)
Total distributions to shareholders	$(64,715,589)	$(93,513,792)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$349,528,848	$197,861,864
Class C	558,417	897,819
Institutional Class	866,216,524	1,330,896,984
Class R6	127,497,925	666,535,564
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	9,380,760	9,748,494
Class C	162,399	129,392
Institutional Class	35,978,317	55,872,880
Class R6	9,527,391	10,865,403
Cost of shares redeemed
Investor Class	(288,580,164)	(362,395,741)
Class C	(4,238,349)	(4,832,577)
Institutional Class	(1,779,172,350)	(1,504,658,092)
Class R6	(37,422,332)	(11,403,828)
Net increase (decrease) in net assets from Fund share transactions	$(710,562,614)	$389,518,162

Net increase (decrease) in net assets	$(1,541,159,719)	$267,887,871

Net Assets
At beginning of year	$4,436,325,207	$4,168,437,336
At end of year	$2,895,165,488	$4,436,325,207

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$28,629,692	$(12,478,408)

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Financial Highlights

	Investor Class
	Year Ended January 31,				Period Ended January 31, 2012(1)		Year Ended October 31, 2011
	2016	2015	2014	2013
Net asset value — Beginning of period	$13.850	$14.070	$15.260	$13.940	$13.750		$15.540

Income (Loss) From Operations
Net investment income (loss)(2)	$0.185	$0.204	$0.201	$0.173	$(0.014)		$0.201
Net realized and unrealized gain (loss)	(2.851)	(0.166)	(1.204)	1.339	0.328		(1.826)

Total income (loss) from operations	$(2.666)	$0.038	$(1.003)	$1.512	$0.314		$(1.625)

Less Distributions
From net investment income	$(0.016)	$(0.180)	$(0.187)	$(0.181)	$(0.124)		$(0.165)
From net realized gain	(0.178)	(0.078)	—	—	—		—
Tax return of capital	—	—	—	(0.011)	—		—

Total distributions	$(0.194)	$(0.258)	$(0.187)	$(0.192)	$(0.124)		$(0.165)

Redemption fees(2)(3)	$—	$—	$—	$—	$—		$0.000 (4)

Net asset value — End of period	$10.990	$13.850	$14.070	$15.260	$13.940		$13.750

Total Return(5)	(19.59)%	0.25%	(6.62)%	10.89%	2.38	%(6)	(10.59)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$527,198	$599,094	$755,768	$738,776	$493,567		$481,194
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.37%	1.36%	1.38%	1.42%	1.45	%(8)	1.45%
Net investment income (loss)	1.43%	1.34%	1.36%	1.22%	(0.43	)%(8)	1.33%
Portfolio Turnover	8%	9%	7%	3%	0	%(6)(9)	3%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Financial Highlights — continued

	Class C
	Year Ended January 31,				Period Ended January 31, 2012(1)		Year Ended October 31, 2011
	2016	2015	2014	2013
Net asset value — Beginning of period	$13.760	$13.960	$15.130	$13.820	$13.530		$15.310

Income (Loss) From Operations
Net investment income (loss)(2)	$0.096	$0.094	$0.091	$0.095	$(0.038)		$0.074
Net realized and unrealized gain (loss)	(2.834)	(0.163)	(1.188)	1.294	0.333		(1.792)

Total income (loss) from operations	$(2.738)	$(0.069)	$(1.097)	$1.389	$0.295		$(1.718)

Less Distributions
From net investment income	$(0.004)	$(0.053)	$(0.073)	$(0.075)	$(0.005)		$(0.062)
From net realized gain	(0.178)	(0.078)	—	—	—		—
Tax return of capital	—	—	—	(0.004)	—		—

Total distributions	$(0.182)	$(0.131)	$(0.073)	$(0.079)	$(0.005)		$(0.062)

Redemption fees(2)(3)	$—	$—	$—	$—	$—		$0.000 (4)

Net asset value — End of period	$10.840	$13.760	$13.960	$15.130	$13.820		$13.530

Total Return(5)	(20.23)%	(0.51)%	(7.27)%	10.07%	2.18	%(6)	(11.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,573	$15,996	$19,779	$23,348	$22,646		$22,866
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.12%	2.11%	2.13%	2.16%	2.19	%(8)	2.19%
Net investment income (loss)	0.74%	0.63%	0.63%	0.68%	(1.18	)%(8)	0.49%
Portfolio Turnover	8%	9%	7%	3%	0	%(6)(9)	3%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,				Period Ended January 31, 2012(1)		Year Ended October 31, 2011
	2016	2015	2014	2013
Net asset value — Beginning of period	$13.890	$14.110	$15.310	$13.970	$13.810		$15.580

Income (Loss) From Operations
Net investment income (loss)(2)	$0.233	$0.243	$0.224	$0.222	$(0.006)		$0.233
Net realized and unrealized gain (loss)	(2.880)	(0.162)	(1.197)	1.339	0.322		(1.821)

Total income (loss) from operations	$(2.647)	$0.081	$(0.973)	$1.561	$0.316		$(1.588)

Less Distributions
From net investment income	$(0.025)	$(0.223)	$(0.227)	$(0.209)	$(0.156)		$(0.182)
From net realized gain	(0.178)	(0.078)	—	—	—		—
Tax return of capital	—	—	—	(0.012)	—		—

Total distributions	$(0.203)	$(0.301)	$(0.227)	$(0.221)	$(0.156)		$(0.182)

Redemption fees(2)(3)	$—	$—	$—	$—	$—		$0.000 (4)

Net asset value — End of period	$11.040	$13.890	$14.110	$15.310	$13.970		$13.810

Total Return(5)	(19.40)%	0.55%	(6.42)%	11.22%	2.41	%(6)	(10.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,803,056	$3,227,614	$3,392,890	$2,739,147	$1,988,618		$1,845,906
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.12%	1.11%	1.13%	1.16%	1.20	%(8)	1.20%
Net investment income (loss)	1.77%	1.59%	1.52%	1.56%	(0.18	)%(8)	1.53%
Portfolio Turnover	8%	9%	7%	3%	0	%(6)(9)	3%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Financial Highlights — continued

	Class R6
	Year Ended January 31, 2016	Period Ended January 31, 2015(1)
Net asset value — Beginning of period	$13.890	$16.010

Income (Loss) From Operations
Net investment income(2)	$0.223	$0.027
Net realized and unrealized loss	(2.861)	(1.842)

Total loss from operations	$(2.638)	$(1.815)

Less Distributions
From net investment income	$(0.034)	$(0.227)
From net realized gain	(0.178)	(0.078)

Total distributions	$(0.212)	$(0.305)

Net asset value — End of period	$11.040	$13.890

Total Return(3)	(19.34)%	(11.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$555,338	$593,622
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.07%	1.07	%(6)
Net investment income	1.72%	0.31	%(6)
Portfolio Turnover	8%	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

34	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

35

Parametric Emerging Markets Fund

January 31, 2016

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

36

Parametric Emerging Markets Fund

January 31, 2016

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2016 and January 31, 2015 was as follows:

	Year Ended January 31,
	2016	2015

Distributions declared from:
Ordinary income	$10,291,732	$78,316,717
Long-term capital gains	$54,423,857	$15,197,075

During the year ended January 31, 2016, accumulated net realized loss was decreased by $239,728, accumulated undistributed net investment income was decreased by $18,272,014 and paid-in capital was increased by $18,032,286 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes, investments in passive foreign investment companies (PFICs) and dividend redesignations. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$40,474,384
Deferred capital losses	$(105,464,405)
Net unrealized depreciation	$(879,340,131)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

At January 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $105,464,405 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2016, $9,491,454 are short-term and $95,972,951 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,749,675,212

Gross unrealized appreciation	$410,215,089
Gross unrealized depreciation	(1,288,563,709)

Net unrealized depreciation	$(878,348,620)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM effective May 1, 2015, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. Prior to May 1, 2015, the annual rate on the Fund’s average daily net assets of $5 billion and over was 0.73%. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended January 31, 2016, the investment adviser fee amounted to $30,629,065 or 0.78% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is

37

Parametric Emerging Markets Fund

January 31, 2016

Notes to Financial Statements — continued

earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2016, the administration fee amounted to $5,900,813.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2016, EVM earned $41,522 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2016 amounted to $1,566,492 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2016, the Fund paid or accrued to EVD $99,406 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2016 amounted to $33,135 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2016, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $293,694,406 and $1,009,057,313, respectively, for the year ended January 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2016	2015

Sales	26,531,746	13,143,124
Issued to shareholders electing to receive payments of distributions in Fund shares	644,726	694,832
Redemptions	(22,460,520)	(24,293,071)

Net increase (decrease)	4,715,952	(10,455,115)

38

Parametric Emerging Markets Fund

January 31, 2016

Notes to Financial Statements — continued

	Year Ended January 31,
Class C	2016	2015

Sales	45,005	59,440
Issued to shareholders electing to receive payments of distributions in Fund shares	11,254	9,275
Redemptions	(335,903)	(323,121)

Net decrease	(279,644)	(254,406)

	Year Ended January 31,
Institutional Class	2016	2015

Sales	68,303,104	87,215,213
Issued to shareholders electing to receive payments of distributions in Fund shares	2,480,975	3,973,840
Redemptions	(139,867,250)	(99,157,476)

Net decrease	(69,083,171)	(7,968,423)

Class R6	Year Ended January 31, 2016	Period Ended January 31, 2015(1)

Sales	9,782,930	42,716,351
Issued to shareholders electing to receive payments of distributions in Fund shares	664,249	772,239
Redemptions	(2,867,760)	(758,357)

Net increase	7,579,419	42,730,233

(1)	Class R6 commenced operations on July 1, 2014.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2016.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

39

Parametric Emerging Markets Fund

January 31, 2016

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$25,402,928	$1,214,840,474		$0	$1,240,243,402
Emerging Europe	19,744,350	539,787,089		—	559,531,439
Latin America	541,840,935	—		0	541,840,935
Middle East/Africa	4,156,527	489,758,994		101,224	494,016,745

Total Common Stocks	$591,144,740	$2,244,386,557	**	$101,224	$2,835,632,521

Equity-Linked Securities — Saudi Arabia	$—	$21,799,595		$—	$21,799,595
Rights	6,351	—		—	6,351
Warrants	25,936	—		—	25,936
Short-Term Investments	—	13,862,189		—	13,862,189

Total Investments	$591,177,027	$2,280,048,341		$101,224	$2,871,326,592

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2016 is not presented. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

40

Parametric Emerging Markets Fund

January 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Emerging Markets Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2016

41

Parametric Emerging Markets Fund

January 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended January 31, 2016, the Fund designates approximately $67,556,220, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 0.37% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended January 31, 2016, the Fund paid foreign taxes of $14,863,344 and recognized foreign source income of $125,269,906.

42

Parametric Emerging Markets Fund

January 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer
(2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm)
(1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company
(1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT)
(since 2013).

43

Parametric Emerging Markets Fund

January 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Vice-Chairperson of the Board and Trustee	2016 (Vice-Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairperson of the Board and Trustee	2007 (Chairperson) and 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and

44

Parametric Emerging Markets Fund

January 31, 2016

Management and Organization — continued

terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774 1.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Emerging Markets Fund, Parametric Global Small-Cap Fund, and Parametric International Equity Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 35 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2015 and January 31, 2016 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Fund Fiscal Years Ended	1/31/15	1/31/16
Audit Fees	$83,170	$79,870
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$25,595	$25,385
All Other Fees(3)	$0	$0

Total	$108,765	$105,255

Parametric Global Small-Cap Fund Fiscal Years Ended	1/31/15	1/31/16
Audit Fees	$23,950	$25,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,685	$9,853
All Other Fees(3)	$0	$0

Total	$33,635	$35,803

Parametric International Equity Fund Fiscal Years Ended	1/31/15	1/31/16
Audit Fees	$24,910	$30,660
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,105	$14,110
All Other Fees(3)	$0	$0

Total	$38,015	$44,770

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends* (January 31, February 28, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16
Audit Fees	$47,050	$122,212	$558,976	$97,220	$132,030	$22,050	$48,450	$106,700	$581,560	$105,020	$136,480
Audit-Related Fees(1)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,550	$ 0	$ 0	$ 0
Tax Fees(2)	$15,655	$ 33,950	$327,920	$62,110	$ 48,385	$12,780	$12,002	$ 34,621	$338,673	$ 51,252	$ 49,348
All Other Fees(3)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Total	$62,705	$156,162	$886,896	$159,330	$180,415	$34,830	$60,452	$143,871	$920,233	$156,272	$185,828

*	Information is not presented for fiscal year ended 2/28/14 as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16
Registrant(1)	$15,655	$33,950	$327,920	$62,110	$48,385	$12,780	$12,002	$37,171	$338,673	$51,252	$49,348
Eaton Vance(2)	$256,315	$256,315	$99,750	$99,750	$99,750	$99,750	$46,000	$46,000	$46,000	$56,434	$56,434

*	Information is not presented for fiscal year ended 2/28/14 as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 11, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2016